[LOGO OF NEW ENGLAND APPEARS HERE]

The New England
Insurance and Investment

A MetLife Affiliate
    -------------------------------------------------------------------------

    ZENITH FUND
    VARIABLE PRODUCTS




                                                             SEMIANNUAL REPORTS
                                                             JUNE 30, 1997

                               TABLE OF CONTENTS

Loomis Sayles Balanced Series Supplement....................................   I
Loomis Sayles Small Cap Series..............................................   1
Morgan Stanley International Magnum Equity Series...........................   7
Alger Equity Growth Series..................................................  14
Capital Growth Series.......................................................  20
Loomis Sayles Avanti Growth Series..........................................  24
Davis Venture Value Series..................................................  29
Westpeak Growth & Income Series.............................................  36
Westpeak Stock Index Series.................................................  43
Loomis Sayles Balanced Series...............................................  53
Back Bay Advisors Managed Series............................................  61
Salomon Brothers Strategic Bond Opportunities Series........................  69
Back Bay Advisors Bond Income Series........................................  77
Salomon Brothers U.S. Government Series.....................................  83
Back Bay Advisors Money Market Series.......................................  87
Notes to Financial Statements...............................................  93
Footnotes to Portfolio Manager Commentary................................... 102

                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable life or variable annuity product.

                                                                   August, 1997

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 1997 Semiannual Report for the Zenith Fund variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of June 30, 1997, as well as the outlook and strategy of each fund. It is intended to help you make an informed decision regarding the investment of the cash value of your variable product.

The 1997 Semiannual Report also contains important information pertaining to the Loomis Sayles Balanced Series and the Morgan Stanley International Magnum Equity Series. Please see the enclosed supplement for more details.

The New England and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith Variable product.

Sincerely,

/s/ David Allen                           /s/ Bruce Long

David Allen                               Bruce Long
Senior Vice President                     President
New England Life                          New England Annuities

* Variable products are offered through New England Securities Corporation.

                                                             [LOGO OF RECYCLABLE
                                                             PAPER APPEARS HERE]

                            NEW ENGLAND ZENITH FUND
               MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES
                       AND LOOMIS SAYLES BALANCED SERIES
        SUPPLEMENT DATED AUGUST 1, 1997 TO PROSPECTUS DATED MAY 1, 1997

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH UNDER MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES IN THE "INVESTMENT OBJECTIVES AND POLICIES"
SECTION:

The countries in which the Series will primarily invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Series may invest up to 5% of its assets in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Series will be invested in equity securities of issuers in at least three countries outside the United States.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER LOOMIS, SAYLES & COMPANY, L.P. ("LOOMIS SAYLES") IN THE "MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon are the portfolio managers of the equity portion of the Loomis Sayles Balanced Series and are responsible for allocating the assets of the Series between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997, and Mr. Dillon since August 1997. The portfolio management team for the fixed-income portion of the Series consists of Meri Anne Beck, John Hyll and Barr Segal. Ms. Beck and Mr. Hyll have had portfolio management responsibility for the Series' fixed-income investments since 1994, and Mr. Segal joined the team in 1996. Messrs. Dillon, Hyll and Segal and Mses. Beck, McMurtrie and Mills are Vice Presidents of Loomis Sayles. Mses. Beck, McMurtrie and Mills and Mr. Hyll have been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.



VL-111-97

LOOMIS SAYLES SMALL CAP SERIES
PORTFOLIO MANAGERS: JEFFREY C. PETHERICK AND MARY CHAMPAGNE
LOOMIS, SAYLES & COMPANY, L.P.

[PICTURE APPEARS HERE]                   [PICTURE APPEARS HERE]

Q. HOW HAS THE SERIES PERFORMED DURING THE FIRST HALF OF 1997?

A. The Series performed favorably during the first half of 1997 with a total return 12.36% compared to the Lipper Variable Products Small Company Aver-age/14/ return of 8.11%. The smaller, value orientated stocks the Series fa-vors outpaced the returns of the growth orientated small company stocks for the first half of the year. Relative to large capitalization stocks, however, small capitalization stocks still lagged. But after underperforming large com-pany stocks for about three years we find small company issues are relatively undervalued compared with their growth potential.

Q. HOW DID YOU MANAGE THE SERIES FOR THE FIRST HALF OF THE YEAR?

A. We continued to look for undervalued issues in companies with market capi-talizations under $1 billion. The health care industry is one example of an area offering very attractive valuations, partly due to the difficulties caused by the proposed changes to Medicare and Medicaid. Recently, we pur-chased Sierra Healthcare, a well-managed health maintenance organization whose stock price was suffering when the health care sector was out of favor. An-other promising health care issue is Hologic, Inc., a maker of equipment for assessing the risk of developing osteoporosis. There is high growth potential in this market as the American population ages.

Technology stocks are also currently selling at more reasonable valuations-- with good earnings prospects--after a year-long correction that began in May 1996. On the flip side, financial services stocks are reaching their peak val-uation level after some terrific growth over the past seven years, and we could be trimming those holdings.

Q. WHAT IS YOUR OUTLOOK OVER THE MONTHS AHEAD?

A. Overall, we see the small company stocks benefitting from a number of fac-tors, including a rise in the U.S. dollar that began a year ago. A rising dol-lar reduces some of the competitive edge larger companies had worldwide for their products (because their products are more expensive for foreigners to import), and will likely cut into these firms' relative earnings. Smaller firms generally do not depend on overseas customers a great deal, and there-fore their stocks aren't as susceptible to the dollar's fluctuations.

             A $10,000 Investment Compared to the Russell 2000/17/

Average Annual Return


                          Small Cap        Lipper Variable Small
                           Series         Company Fund Average/14/
           6 mos.*         12.36%                 8.11%
           1 year          26.69%                14.19%
  Since Inception          21.08%                   n/a
 * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE RUSSELL 2000 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                      Small Cap Series           Russell 2000/17/
Inception 5/1/94                10,000                 10,000
12/31/94                         9,676                 10,026
12/31/95                        12,471                 12,877
12/31/96                        16,295                 15,007
 6/30/97                        18,309                 16,538

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth from investment in common stocks or their equivalent.

START DATE: May 1, 1994

SIZE: $138 million as of June 30, 1997

MANAGERS: Jeffrey C. Petherick and Mary Champagne. Mr. Petherick has managed the Series since its inception in May 1994. Ms. Champagne joined the management of the Fund in July 1995. Mr. Petherick has also managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1, 1994. Ms. Champagne has co-managed the Loomis Sayles portion of the New England Star Advisers Fund since July 1995. They also manage the Loomis Sayles Small Cap Value Fund and the Maxim Series--Small Cap Aggressive Growth Fund. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne joined Loomis Sayles in 1993.

Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--85.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AEROSPACE--0.5%
 31,400 Gencorp, Inc. ............................................   $   726,125
                                                                     -----------
        AUTOMOBILE & RELATED--1.7%
  9,200 Amcast Industrial Corp. ..................................       230,000
 16,500 Borg Warner Automotive, Inc. .............................       892,031
 35,200 Echlin, Inc. .............................................     1,267,200
                                                                     -----------
                                                                       2,389,231
                                                                     -----------
        BANKS--SAVINGS & LOAN--3.4%
 23,300 Bank Utd. Corp. ..........................................       885,400
 41,100 City National Corp. ......................................       988,969
 28,075 Commercial Federal Corp. .................................     1,042,284
 34,400 Downey Financial Corp. ...................................       812,700
 31,300 First Financial Corp. ....................................       919,437
                                                                     -----------
                                                                       4,648,790
                                                                     -----------
        BUSINESS SERVICES--1.5%
 27,200 Alternative Resources Corp. ..............................       554,200
  6,400 CDI Corp.(c)..............................................       266,800
 40,800 Cort Business Services Corp.(c)...........................     1,203,600
  8,300 Team America Corp. .......................................        69,512
                                                                     -----------
                                                                       2,094,112
                                                                     -----------
        CHEMICALS--SPECIALTY--4.0%
 54,000 Cuno, Inc. ...............................................       904,500
 47,100 Dexter Corp. .............................................     1,507,200
 32,900 Hexcel Corp.(c)...........................................       567,525
 83,900 Lawter International, Inc. ...............................     1,059,237
 13,600 Learonal, Inc. ...........................................       387,600
 32,400 OM Group, Inc. ...........................................     1,073,250
                                                                     -----------
                                                                       5,499,312
                                                                     -----------
        COMPUTER SOFTWARE & SERVICES--4.6%
 25,700 American Management Systems, Inc. ........................       687,475
 35,200 National Computer Systems, Inc. ..........................       937,200
 29,700 Network General Corp. ....................................       441,787
 32,000 Nichols Research Corp. ...................................       672,000
 43,800 Platinum Technology, Inc. ................................       580,350
 34,600 Semitool, Inc. ...........................................       402,225
 38,400 Sterling Software, Inc. ..................................     1,200,000
 37,100 Symantec Corp.(c).........................................       723,450
 45,900 Wonderware Corp. .........................................       648,337
                                                                     -----------
                                                                       6,292,824
                                                                     -----------
        ELECTRICAL EQUIPMENT--1.4%
 30,800 York International Corp. .................................     1,416,800
 26,200 Woodhead Industries.......................................       494,525
                                                                     -----------
                                                                       1,911,325
                                                                     -----------
        ELECTRONIC COMPONENTS--3.5%
 17,800 Dynatech Corp. ...........................................       636,350
 42,200 International Rectifier Corp. ............................       785,975
 38,700 Merix Corp. ..............................................       643,387
 26,700 Perceptron, Inc. .........................................       724,237
 52,400 Trident Microsystems, Inc. ...............................       589,500
 41,000 VLSI Technology, Inc. ....................................       968,625
 76,800 Xicor, Inc. ..............................................       451,200
                                                                     -----------
                                                                       4,799,274
                                                                     -----------
        ENVIROMENTAL SERVICES--1.5%
 47,800 Tetra Technical, Inc. ....................................     1,153,175
 39,400 World Fuel Services Corp. ................................       861,875
                                                                     -----------
                                                                       2,015,050
                                                                     -----------
        FINANCIAL SERVICES--1.9%
 40,000 DVI, Inc.(c)..............................................       580,000
 34,500 Financial Federal Corp. ..................................       759,000
 16,000 Firstplus Financial Group, Inc. ..........................       544,000
 42,880 WFS Financial, Inc.(c)....................................       718,240
                                                                     -----------
                                                                       2,601,240
                                                                     -----------
        FOOD PACKAGING & MISCELLANEOUS--2.5%
 29,200 International Multifoods Corp. ...........................       733,650
 62,500 Lance, Inc. ..............................................     1,195,312
 80,100 Michaels Foods............................................     1,481,850
                                                                     -----------
                                                                       3,410,812
                                                                     -----------
        FREIGHT TRANSPORTATION--1.7%
 48,200 Circle International Group, Inc. .........................     1,271,275
 39,500 Pittston Burlington Group.................................     1,110,937
                                                                     -----------
                                                                       2,382,212
                                                                     -----------
        HEALTH CARE--DRUGS--1.7%
 49,300 Bindley Western Industries, Inc. .........................     1,130,819
 54,500 Gulf South Medical Supply, Inc. ..........................     1,062,750
 10,000 Weider Nutrition International, Inc. .....................       158,750
                                                                     -----------
                                                                       2,352,319
                                                                     -----------
        HEALTH CARE--MEDICAL TECHNOLOGY--4.8%
 59,100 Conmed Corp.(c)...........................................     1,004,700
 23,600 C. R. Bard, Inc. .........................................       856,975
 41,200 Hologic, Inc. ............................................     1,096,950
 56,300 Invacare Corp. ...........................................     1,316,012
 36,000 Marquette Medical Systems, Inc. ..........................       792,000
 15,000 Sofamor/Danek Group, Inc.(c)..............................       686,250
 23,900 Sola International, Inc. .................................       800,650
                                                                     -----------
                                                                       6,553,537
                                                                     -----------
        HEALTH CARE--SERVICES--5.3%
  5,700 Compdent Corp. ...........................................       120,056
 67,245 Grancare, Inc.(c).........................................       727,087
 58,600 Healthplan Services Corp.(c)..............................     1,106,075

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
        HEALTH CARE--SERVICES--(CONTINUED)
 33,000 Integrated Health Services, Inc. .........................   $ 1,270,500
 52,043 Vitalink Pharmacy Services, Inc. .........................       995,322
 29,500 Phymatrix Corp. ..........................................       453,562
 50,400 Physicians Resource Group, Inc. ..........................       453,600
 50,000 Rotech Medical Corp.(c)...................................     1,003,125
 39,400 Sierra Health Services, Inc. .............................     1,231,250
                                                                     -----------
                                                                       7,360,577
                                                                     -----------
        HOME PRODUCTS--2.4%
  9,600 Aptargroup, Inc. .........................................       434,400
 17,700 Bush Boake Allen, Inc.(c).................................       550,912
 49,600 Premark International, Inc. ..............................     1,326,800
 72,550 US Can Corp.(c)...........................................     1,033,837
                                                                     -----------
                                                                       3,345,949
                                                                     -----------
        HOTELS & RESTAURANTS--0.4%
 36,600 Buffets, Inc. ............................................       308,812
 19,500 Cooker Restaurant Corp. ..................................       208,406
                                                                     -----------
                                                                         517,218
                                                                     -----------
        HOUSING & BUILDING MATERIALS--2.2%
 12,700 Crossman Communities, Inc.(c).............................       269,875
 26,700 Dayton Superior Corp. ....................................       340,425
 56,400 Giant Cement Holdings, Inc.(c)............................     1,057,500
 35,600 Toro Co. .................................................     1,348,350
                                                                     -----------
                                                                       3,016,150
                                                                     -----------
        INSURANCE--7.7%
 34,050 Allied Group, Inc. .......................................     1,293,900
 23,900 Capital Resource Corp. ...................................     1,278,650
 24,900 Capmac Holdings, Inc. ....................................       837,262
 50,900 Everest Reinsurance Holdings..............................     2,016,912
 35,500 Protective Life Corp. ....................................     1,783,875
 22,400 Reinsurance Group of America, Inc. .......................     1,288,000
 42,200 TIG Holdings, Inc. .......................................     1,318,750
 16,225 Triad Guaranty, Inc.(c)...................................       736,209
                                                                     -----------
                                                                      10,553,558
                                                                     -----------
        LEISURE--1.7%
 28,095 Harman International......................................     1,183,502
 53,600 Scientific Games Holdings Corp.(c)........................     1,105,500
                                                                     -----------
                                                                       2,289,002
                                                                     -----------
        MACHINERY--1.7%
 31,500 Brown & Sharpe Manufacturing Co.(c).......................       476,437
 40,800 BW/IP, Inc. ..............................................       828,750
 31,900 Greenfield Industries Inc. ...............................       861,300
  6,700 Hardinge Brothers, Inc. ..................................       195,975
                                                                     -----------
                                                                       2,362,462
                                                                     -----------
        MEDIA & ENTERTAINMENT--2.1%
 39,100 Banta Corp. ..............................................     1,060,587
 41,200 Cadmus Communications Corp. ..............................       638,600
 17,700 Houghton Mifflin Co. .....................................     1,181,475
                                                                     -----------
                                                                       2,880,662
                                                                     -----------
        METALS--3.3%
 62,100 Agnico Eagle Mines, Ltd. .................................       597,712
 38,400 Citation Corp.(c).........................................       657,600
 30,200 Lone Star Technologies, Inc. .............................       864,475
 44,700 LTV Corp. ................................................       636,975
 67,200 Oregon Steel Mills, Inc. .................................     1,339,800
 59,600 UNR Industries, Inc. .....................................       409,750
                                                                     -----------
                                                                       4,506,312
                                                                     -----------
        MULTI-INDUSTRY--2.6%
 11,700 Apogee Enterprises, Inc. .................................       251,550
 75,900 Griffon Corp.(c)..........................................     1,038,881
 98,700 Vaid Corp. ...............................................     1,899,975
 10,500 Insilco Corp.(c)..........................................       393,750
                                                                     -----------
                                                                       3,584,156
                                                                     -----------
        NATURAL GAS PIPELINES--0.3%
 24,500 Public Service Co. North Carolina, Inc. ..................       470,094
                                                                     -----------
        OFFICE EQUIPMENT--0.4%
 31,500 Telxon Corp. .............................................       567,000
                                                                     -----------
        OIL--INDEPENDENT PRODUCERS--1.4%
 56,900 Lomak Petroleum, Inc.(c)..................................     1,013,531
 32,200 Vintage Petroleum, Inc.(c)................................       990,150
                                                                     -----------
                                                                       2,003,681
                                                                     -----------
        OIL--SERVICES--4.6%
 15,200 Falcon Drilling...........................................       875,900
 35,100 Key Energy Group, Inc. ...................................       625,219
 58,500 Pride International, Inc. ................................     1,404,000
 25,000 Seitel, Inc.(c)...........................................       950,000
 51,200 Tuboscope Vetco International Corp. ......................     1,017,600
 38,000 Weatherford Enterra, Inc.(c)..............................     1,463,000
                                                                     -----------
                                                                       6,335,719
                                                                     -----------
        PAPER PRODUCTS--0.1%
  5,700 Wausau Paper Mills, Inc. .................................       107,587
                                                                     -----------
        REAL-ESTATE INVESTMENT TRUSTS--7.7%
 58,100 American General Hospitality Corp. .......................     1,437,975
 52,800 Brandywine Realty Trust...................................     1,069,200
 46,700 Cali Realty Corp. ........................................     1,587,800
 60,300 Capstone Capital Corp.(c).................................     1,477,350
 39,800 Health Care Property Investments, Inc. ...................     1,402,950
 68,300 Koger Equity, Inc.(c).....................................     1,246,475

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        REAL-ESTATE INVESTMENT TRUSTS--(CONTINUED)
 49,000 Liberty Property.........................................   $  1,218,875
 33,700 Sun Communities, Inc. ...................................      1,131,065
                                                                    ------------
                                                                      10,571,690
                                                                    ------------
        RETAIL--GENERAL MERCHANDISE--0.6%
 30,800 Family Dollar Stores, Inc. ..............................        839,300
                                                                    ------------
        RETAIL--SPECIALTY--3.5%
 18,200 Carson Pirie Scott & Co. ................................        577,850
 40,650 Cato Corp.(c)............................................        221,036
 61,400 Heilig Meyers Co. .......................................      1,204,975
 36,600 Tandycrafts, Inc. .......................................        173,850
 35,600 United Auto Group, Inc. .................................        705,325
 26,700 Wet Seal, Inc. ..........................................        842,719
 57,600 Zale Corp. ..............................................      1,141,200
                                                                    ------------
                                                                       4,866,955
                                                                    ------------
        TELECOMMUNICATIONS--1.7%
 57,600 Alliant Communications, Inc. ............................      1,123,200
 55,500 Inter Tel, Inc. .........................................      1,179,375
                                                                    ------------
                                                                       2,302,575
                                                                    ------------
        TEXTILE & APPAREL--0.3%
  6,600 Timberland Co. ..........................................        425,700
                                                                    ------------
        UTILITIES--ELECTRIC--0.9%
 67,600 Calpine Corp. ...........................................      1,284,400
                                                                    ------------
        Total Common Stocks
         (Identified Cost $101,126,001)..........................    117,866,910
                                                                    ------------

-----------------------------
SHORT-TERM INVESTMENTS--14.2%
-----------------------------

    FACE
   AMOUNT                                                            VALUE (A)
 $6,392,668 Associates Corp. North America
             6.080%, 7/01/97.....................................   $  6,392,668
  6,400,000 Chevron Oil Finance Co.
             5.350%, 7/02/97.....................................      6,400,000
  5,800,000 Exxon Asset Management
             6.250%, 7/02/97.....................................      5,800,000
  1,000,000 General Electric 5.500%, 7/01/97.....................      1,000,000
                                                                    ------------
                                                                      19,592,668
                                                                    ------------
            Total Short-Term Investments
             (Identified Cost $19,592,668).......................     19,592,668
                                                                    ------------
            Total Investments--99.8%
             (Identified Cost $120,718,669)(b)...................    137,459,578
            Other assets less liabilities........................        181,166
                                                                    ------------
            TOTAL NET ASSETS--100%...............................   $137,640,744
                                                                    ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $120,718,669 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 19,331,802
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................     (2,590,893)
                                                                  ------------
            Net unrealized appreciation........................   $ 16,740,909
                                                                  ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $137,459,578
 Receivable for:
  Fund shares sold.......................................                598,808
  Securities sold........................................                812,890
  Dividends and interest.................................                127,490
                                                                    ------------
                                                                     138,998,766
LIABILITIES
 Payable for:
  Securities purchased...................................  $948,931
  Fund shares redeemed...................................   214,296
 Accrued expenses:
  Management fees........................................   161,602
  Deferred trustees' fees................................     1,637
  Other expenses.........................................    31,556
                                                           --------
                                                                       1,358,022
                                                                    ------------
                                                                    $137,640,744
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $112,338,672
  Undistributed net investment income....................                514,242
  Accumulated net realized gains.........................              8,046,921
  Unrealized appreciation on investments.................             16,740,909
                                                                    ------------
NET ASSETS...............................................           $137,640,744
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($137,640,744 divided by 848,992 shares of beneficial
 interest)...............................................           $     162.12
                                                                    ============
Identified cost of investments...........................           $120,718,669
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends...............................................            $   641,703(a)
 Interest................................................                403,828
                                                                     -----------
                                                                       1,045,531
EXPENSES
 Management fees.........................................  $540,630
 Trustees' fees and expenses.............................    11,411
 Custodian...............................................    37,869
 Audit and tax services..................................     3,796
 Legal...................................................     9,340
 Printing................................................    18,339
 Miscellaneous...........................................     1,820
                                                           --------
   Total expenses........................................   623,205
   Less expenses assumed by the investment adviser.......   (82,574)     540,631
                                                           --------  -----------
NET INVESTMENT INCOME....................................                504,900
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.......................................              7,344,960
 Unrealized appreciation on:
  Investments--net.......................................              6,534,301
                                                                     -----------
Net gain on investment transactions......................             13,879,261
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............            $14,384,161
                                                                     ===========

(a) Net of foreign taxes of: $161

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    591,899  $    504,900
 Net realized gain on investments..................     5,566,031     7,344,960
 Unrealized appreciation on investments............     7,966,226     6,534,301
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    14,124,156    14,384,161
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (597,412)            0
 Net realized gain on investments..................    (5,269,235)            0
                                                     ------------  ------------
                                                       (5,866,647)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    66,168,269    50,597,912
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       597,412             0
 Distributions from net realized gain..............     5,269,235             0
                                                     ------------  ------------
                                                       72,034,916    50,597,912
 Cost of shares redeemed...........................   (18,839,546)  (16,535,354)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    53,195,370    34,062,558
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    61,452,879    48,446,719
NET ASSETS
 Beginning of the period...........................    27,741,146    89,194,025
                                                     ------------  ------------
 End of the period.................................  $ 89,194,025  $137,640,744
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     14,855  $      9,342
                                                     ============  ============
 End of the period.................................  $      9,342  $    514,242
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       482,269       343,671
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         7,195             0
 Distributions from net realized gain..............        34,411             0
                                                     ------------  ------------
                                                          523,875       343,671
 Redeemed..........................................      (139,206)     (112,850)
                                                     ------------  ------------
 Net change........................................       384,669       230,821
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                   MAY 2, 1994(A)                    SIX MONTHS
                                      THROUGH       YEAR     YEAR      ENDED
                                    DECEMBER 31,    ENDED    ENDED    JUNE 30,
                                        1994        1995     1996       1997
                                   --------------  -------  -------  ----------
Net Asset Value, Beginning of
 Period..........................     $100.00      $ 96.61  $118.80   $ 144.29
                                      -------      -------  -------   --------
Income From Investment Operations
 Net Investment Income...........        0.14         0.85     1.05       0.59
 Net Realized and Unrealized Gain
  (Loss) on Investments..........       (3.38)       26.93    35.03      17.24
                                      -------      -------  -------   --------
 Total From Investment
  Operations.....................       (3.24)       27.78    36.08      17.83
                                      -------      -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income..............       (0.15)       (0.78)   (1.03)      0.00
 Distributions From Net Realized
  Capital Gains..................        0.00        (4.81)   (9.56)      0.00
                                      -------      -------  -------   --------
 Total Distributions.............       (0.15)       (5.59)  (10.59)      0.00
                                      -------      -------  -------   --------
Net Asset Value, End of Period...     $ 96.61      $118.80  $144.29   $ 162.12
                                      =======      =======  =======   ========
TOTAL RETURN (%).................       (3.23)(b)    28.88    30.67      12.36(b)
Ratio of Operating Expenses to
 Average Net Assets (%)..........        1.00 (c)     1.00     1.00       1.00(c)
Ratio of Net Investment Income to
 Average Net Assets (%)..........        0.32 (c)     1.26     1.15       0.92(c)
Portfolio Turnover Rate (%)......          80 (c)       98       62         83(c)
Average Commission Rate(d).......          --           --  $0.0568   $ 0.0547
Net Assets, End of Period (000)..     $ 3,105      $27,741  $89,194   $137,641
The ratios of expenses to average
 net assets without giving effect
 to the voluntary expense
 agreement described in Note 4 to
 the Financial Statements would
 have been (%)...................        2.31 (c)     1.91     1.29       1.15(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES
PORTFOLIO MANAGER: FRANCINE J. BOVICH MORGAN STANLEY ASSET MANAGEMENT INC.

[PICTURE APPEARS HERE]

Morgan Stanley Asset Management, Inc. ("MSAM") took over management of the Draycott International Equity Series on May 1, 1997. Accordingly, the portfo-lio was renamed the Morgan Stanley International Magnum Equity Series and re-structured to reflect Morgan Stanley's own ideas. Specifically, as a result of the stocks we selected, we increased the portfolio's exposure to Austria, Switzerland, Denmark, the Netherlands, Sweden, Hong Kong, Japan, Malaysia, Singapore and New Zealand, while reducing exposure to Australia, the United Kingdom, Finland, Italy and Norway. Every attempt was made to minimize the cost of the transition in the portfolio.

Q. HOW HAS THE SERIES PERFORMED SINCE YOU TOOK OVER THE MANAGEMENT OF THE PORTFOLIO IN MAY?

A. Since taking over the investment management from Draycott Partners,Ltd. on May 1, 1997, the International Magnum portfolio has slightly underperformed the EAFE Index/2/, the Series' benchmark. The Series matched an impressive EAFE Index performance in the month of May despite the fact the portfolio was still in a transition period during the month. The portfolio slightly underperformed in June due to a bounce back of Japanese banks in late May and into June. For the second quarter, the series was below median performance of its peer group but outperformed the average for each of the two months since Morgan Stanley took over.

Q. WHAT WERE THE IMPORTANT WINNERS OR LOSERS IN TERMS OF INDIVIDUAL SECURITIES, SECTORS OR COUNTRIES?

A. During the months of May and June the Japanese stocks in the Series gave the Series no exposure to banks and limited exposure to finance companies, in-stead favoring investment in companies which experienced clear earnings growth such as blue chip export-orientated companies like NEC and Sony. The Japanese stocks in which we are invested had a very strong run during the period November 1996 through May 1997; in June, however, these stocks succumbed to profit-taking while the oversold bank sector staged what we believe will be a short-lived recovery.

Among our top performing stocks was Philips Electronics of the Netherlands, which was up over 30% during June alone on the news of the company's link-up with Lucent Technologies to develop telecommunications equipment. Stock selec-tion in the United Kingdom and in Germany was strong, with Kwik Save Group, Reckitt & Colman, Volkswagen and Lufthansa among top contributors to perfor-mance.

                A $10,000 Investment Compared to the EAFE Index

Average Annual Return


                               International       Lipper Variable International
                               Equity Series             Funds Average/12/
             6 mos.*               7.79%                   12.13%
             1 year                8.05%                   16.75%
    Since Inception                8.84%                      n/a
   * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE INTERNATIONAL MAGNUM EQUITY SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE RUSSELL 2000 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                                      International Magnum
                                          Equity Series        EAFE/2/
10/31/94                                          10,000       10,000
12/31/94                                          10,260        9,579
12/31/95                                          10,879       10,653
12/31/96                                          11,627       11,297
 6/30/97                                          12,533       12,563

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Total return from long-term growth of capital

START DATE: October 31, 1994

SIZE: $49 million as of June 30, 1997

MANAGER: Francine J. Bovich manages the Morgan Stanley International Magnum Equity Series. Ms. Bovich joined MSAM as Principal in 1993. Previously she was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser.


Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--94.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AUSTRIA--0.6%
  3,500 Bochler Uddeholm..........................................   $   271,415
    480 Radex Heraklith...........................................        20,314
                                                                     -----------
                                                                         291,729
                                                                     -----------
        AUSTRALIA--2.9%
 28,400 Amcor, Ltd. ..............................................       188,877
 19,000 Broken Hill Proprietary, Ltd..............................       279,761
 15,500 Commonwealth Bank.........................................       187,426
  8,400 Lend Lease Corp...........................................       177,752
 12,700 National Australia Bank, Ltd..............................       182,075
 39,000 News Corp., Ltd. .........................................       187,161
 38,500 WMC, Ltd. ................................................       242,955
                                                                     -----------
                                                                       1,446,007
                                                                     -----------
        BELGIUM--0.5%
  5,600 GB Inno...................................................       267,704
                                                                     -----------
        DENMARK--1.5%
  6,200 BG Bank AS................................................       342,686
  7,100 Unidanmark................................................       398,846
                                                                     -----------
                                                                         741,532
                                                                     -----------
        FINLAND--2.2%
 10,000 Amer-Yhtymae(e)...........................................       180,059
  5,000 Huhtamaki OY..............................................       215,204
  1,000 Kone OY Series B..........................................       119,397
 41,300 Merita Ltd................................................       137,594
    358 Rauma OY..................................................         8,204
 26,700 Rautaruukki OY............................................       280,227
  8,000 Valmet OY.................................................       138,347
                                                                     -----------
                                                                       1,079,032
                                                                     -----------
        FRANCE--6.6%
  1,200 Alcatel Alsthom...........................................       150,288
  3,200 Banque Nationale de Paris.................................       131,884
    600 Bongrain S.A. ............................................       234,724
  2,700 Cie de St. Gobain.........................................       393,741
  2,300 Cie General des Eaux......................................         1,378
  1,800 Groupe Danone.............................................       297,412
  3,200 Elf Aquitaine.............................................       345,227
  1,800 Eridanig Beghin-Say.......................................       269,539
  4,000 Lafarge-Coppee............................................       248,779
  5,000 Legris....................................................       235,676
  1,800 SGS Thomson Microelectronics(e)...........................       142,121
  4,200 Total S.A., Series B......................................       424,524
 21,690 Usinor....................................................       391,230
                                                                     -----------
                                                                       3,266,523
                                                                     -----------
        GERMANY--7.9%
  7,400 Basf AG...................................................       273,453
  6,900 Bayer AG..................................................       265,144
    250 Buderus AG................................................       137,607
    800 Dyckerhoff AG, Preferred..................................       288,974
 12,300 Gerresheimer Glas.........................................       211,570
  3,700 Hornbach Holdings AG, Preferred...........................       313,973
 23,850 Lufthansa AG..............................................       457,418
    300 Mannesmann AG.............................................       133,651
  1,200 Metro AG..................................................       131,483
    360 Sudzucker AG, Preferred...................................       192,994
  8,510 Veba AG...................................................       478,172
    800 Viag AG...................................................       363,741
    900 Volkswagen................................................       689,926
                                                                     -----------
                                                                       3,938,106
                                                                     -----------
        GREAT BRITAIN--12.6%
 32,100 Associated British Foods..................................       276,368
 21,355 Bank of Scotland..........................................       137,271
 24,000 Bass PLC..................................................       292,960
 30,700 Bat Industries PLC........................................       274,796
 37,500 BG PLC....................................................       137,387
 47,800 British Telecom PLC.......................................       355,022
 24,550 Burmah Castrol............................................       415,373
 54,300 Courtaulds Textiles PLC...................................       277,607
 52,600 Grand Metropolitan........................................       506,298
 68,400 Imperial Tobacco Group....................................       439,680
 53,800 Kwik Save Group...........................................       271,333
 13,400 P & O Steam Navigation Co. ...............................       133,443
  1,900 Premier Farnell...........................................        14,776
 35,500 Racal Electronics PLC.....................................       141,884
 34,500 Reckitt & Colman..........................................       515,352
 36,600 Royal Sun Alliance Insurance..............................       270,618
 58,200 Salveson Christian........................................       272,347
 38,600 Scottish Hydro-Electric...................................       266,765
 33,000 Southern Electric PLC.....................................       242,901
 47,100 Tate & Lyle PLC...........................................       350,215
  9,600 Unilever PLC..............................................       274,815
 86,200 WPP Group PLC.............................................       352,413
                                                                     -----------
                                                                       6,219,624
                                                                     -----------
        HONG KONG--4.0%
 38,000 Cheung Kong Holdings......................................       375,228
 50,000 China Resources Enterprises...............................       245,247
 22,000 Dao Heng Bank Group.......................................       120,403
 25,000 Henderson Land Development................................       221,851
 12,800 HSBC Holdings.............................................       384,960
 22,000 Hutchison Whampoa.........................................       190,260
 19,000 New World Development Co. ................................       113,304
 38,000 Shanghai Industrial Holdings..............................       236,418
  9,000 Sun Hung Kai Properties...................................       108,328
                                                                     -----------
                                                                       1,995,999
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
         ITALY--1.4%
  74,200 Sogefi...................................................   $   187,730
  75,800 Stet Risp................................................       263,137
 131,000 Telecom Italia Spa.......................................       259,369
                                                                     -----------
                                                                         710,236
                                                                     -----------
         JAPAN--29.6%
  28,000 Amada, Ltd. .............................................       246,728
  24,000 Asahi Tech Corp..........................................       116,838
  16,000 Canon, Inc. .............................................       435,526
  13,000 Dai Nippon Printing......................................       293,753
  31,000 Daicel Chemical..........................................       119,813
  19,000 Daifuku..................................................       250,305
  18,000 Daikin Industries........................................       163,322
   5,000 Familymart Co., Ltd. ....................................       245,158
  12,000 Fuji Machine Manufacturing...............................       434,479
  10,000 Fuji Photo Film, Ltd.....................................       402,199
  33,000 Fujitsu, Ltd. ...........................................       457,774
  18,000 Fujitec Co. .............................................       213,575
  46,000 Furukawa Electric Co. ...................................       292,567
  10,000 Hitachi Credit Corp. ....................................       193,684
  43,000 Hitachi, Ltd. ...........................................       480,196
  15,000 Inabata & Co. ...........................................       102,207
  35,000 Kaneka Corp..............................................       219,246
  11,000 Kurita Water Industries..................................       292,706
   5,000 Kyocera..................................................       396,964
  16,000 Kyudenko Corp............................................       134,846
  11,000 Lintec Corp..............................................       200,576
  22,000 Matsushita Electric Industries...........................       443,378
  68,000 Mitsubishi Chemical Industries...........................       221,881
  15,000 Mitsubishi Estate........................................       217,240
  44,000 Mitsubishi Heavy Industries..............................       337,428
  16,000 Mitsumi Electric.........................................       381,085
   7,000 Murata Manufacturing.....................................       278,485
  31,000 NEC Corp. ...............................................       432,734
  10,000 Nifco, Inc. .............................................       104,694
   5,000 Nintendo, Ltd. ..........................................       418,775
  39,000 Nissan Motors............................................       302,487
  13,000 Nissha Printing Co.......................................       149,712
      38 NTT......................................................       364,683
  30,000 Obayashi Corp............................................       200,750
  33,000 Ricoh....................................................       431,862
   6,000 Rinnai Corp. ............................................       128,773
   5,000 Sangetsu.................................................       106,439
  14,000 Sankyo Co. ..............................................       470,250
  19,000 Sanwa Shutter Corp.......................................       172,396
  20,000 Sekisui Chemical.........................................       202,408
  19,000 Sekisui House............................................       192,288
   4,000 Shimamura, Ltd...........................................       142,384
   5,500 Sony Corp. ..............................................       479,367
  19,000 Sumitomo Marine and Fire.................................       155,819
  20,000 Suzuki Motor.............................................       253,010
  44,000 Taisei Corp., Ltd. ......................................       203,839
   5,000 TDK.......................................................      366,864
   9,000 Tokyo Electyron, Ltd......................................      430,291
  64,000 Toshiba Corp. ............................................      411,516
     300 Toto......................................................        3,691
  12,000 Toyota Motor Corp. .......................................      353,865
  28,000 Tsubakimoto Chain.........................................      171,000
   8,000 Yamaha Corp. .............................................      146,571
  11,000 Yamanouchi Pharmaceutical.................................      295,585
                                                                     -----------
                                                                      14,664,012
                                                                     -----------
         MALAYSIA--2.4%
  85,000 Berjaya Group BHD.........................................      104,398
  18,000 Berjaya Sports Toto.......................................       84,865
  18,000 Commerce Asset Holdings...................................       47,425
   3,000 Dialog Group..............................................       43,383
   6,000 Edaran Otomobil Nasional..................................       51,109
  13,000 Genting BHD...............................................       62,322
  10,000 Jaya Tiasa Holdings.......................................       50,317
   5,000 Lityan Holding BHD........................................       60,915
  13,000 Malayan Bank BHD..........................................      136,490
  19,000 Malaysian Resources Corp..................................       52,318
  18,000 Rashid Hussain BHD........................................      114,105
  22,000 Resorts World BHD.........................................       66,244
  43,000 Sime Darby BHD............................................      143,106
  14,000 United Engineers BHD......................................      100,951
                                                                     -----------
                                                                       1,117,948
                                                                     -----------
         NETHERLANDS--4.9%
  14,300 ABN Amro Holdings NV......................................      266,636
   3,000 Akzo Nobel NV.............................................      411,127
   9,034 ING Groep NV..............................................      416,515
   4,400 KLM Royal Dutch Air.......................................      135,616
   3,600 Koninklijke KNP, BT.......................................      251,811
  13,000 Koninklijke KNP...........................................      296,042
   3,300 Koninklijke Van Ommeren...................................      128,106
   6,700 Philips Electronics.......................................      479,912
                                                                     -----------
                                                                       2,385,765
                                                                     -----------
         NEW ZEALAND--0.3%
   2,000 Fletcher Challenge Forests Division.......................        2,907
  50,000 Fletcher Challenge Paper Shares...........................      121,246
                                                                     -----------
                                                                         124,153
                                                                     -----------
         NORWAY--0.6%
  15,700 Saga Petroleum, Series B..................................      274,191
                                                                     -----------
         SINGAPORE--2.0%
  35,000 Data Craft Asia...........................................      111,300
   7,000 Development Bank of Singapore.............................       88,130
  36,000 Electronic Resources, Ltd. ...............................       56,655
  14,500 Electronic Resources (Rights).............................        8,215
  49,000 Natsteel, Ltd.............................................      124,754

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                               VALUE (A)
        SINGAPORE--(CONTINUED)
  8,400 Overseas Chinese Bank.....................................   $    86,955
 40,000 Pacific Century Regional Development, Ltd.................        55,676
 13,000 Parkway Holdings..........................................        58,194
  6,000 Singapore Press...........................................       120,865
 77,000 Small Summit Holdings, Ltd. ..............................        58,166
 61,000 Super Coffeemix Manufacturing.............................        50,773
  8,000 United Overseas Bank......................................        82,255
 19,200 Want Want Holding.........................................        63,744
 21,000 Wing Tai Holdings.........................................        60,516
                                                                     -----------
                                                                       1,026,198
                                                                     -----------
        SPAIN--2.7%
  3,500 Banco Bilboa Vizcaya......................................       284,323
 21,200 Iberdrola S.A.............................................       267,608
 16,600 Telefonica de Espana, S.A. ...............................       479,918
 28,200 Uralita, S.A..............................................       314,822
                                                                     -----------
                                                                       1,346,671
                                                                     -----------
        SWEDEN--3.6%
  5,100 Esselte AB, Series B......................................       119,992
 16,600 Nordbanken AB.............................................       560,093
  4,100 Pharmacia & Upjohn........................................       138,336
    533 Pricer AB Series B........................................        18,328
  5,400 SKF AB....................................................       139,616
  6,100 Skandia Forsakrings AB....................................       224,743
  9,500 Sparbanken Sverige AB.....................................       211,234
 11,500 Spectra Physics AB........................................       206,645
  4,500 Svenska Handelsbkn........................................       143,107
                                                                     -----------
                                                                       1,762,094
                                                                     -----------
        SWITZERLAND--8.0%
    230 Ascom Holdings AG.........................................       321,527
    110 Baloise Holdings..........................................       262,192
    160 Bobst AG..................................................       271,781
    930 Forbo Holdings............................................       401,301
    430 Holderbank Financiere Glarus..............................       406,144
    410 Nestle S.A................................................       540,863
    227 Novartis AG...............................................       362,889
  1,180 Oerlikon Buehrle Holdings.................................       138,206
     30 Schindler Holdings AG.....................................        38,527
    172 Schindler Holdings Ptg. AG................................       215,000
    170 Sig Schweiz Industry Holdings AG..........................       252,671
    510 Sulzer AG.................................................       436,644
    860 Valora Holdings AG........................................       182,603
    360 Zuerich Versicherung......................................       143,260
                                                                     -----------
                                                                       3,973,608
                                                                     -----------
        UNITED STATES--0.3%
  7,000 Coltec Industries, Inc. ..................................       136,500
                                                                     -----------
        Total Common Stocks
         (Identified Cost $42,525,412)............................    46,767,632
                                                                     -----------

---------------------------
SHORT-TERM INVESTMENT--7.4%
---------------------------

    FACE
   AMOUNT
 $3,640,000 Repurchase agreement with State Street Bank & Trust
             Company dated 6/30/97 at 5% to be repurchased at
             $3,640,506 on 7/01/97 collateralized by $3,520,000
             U.S. Treasury Note 7.25% due 5/15/16 with a value
             of $3,716,349......................................     3,640,000
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $3,640,000).......................     3,640,000
                                                                   -----------
            Total Investments--102.0%
             (Identified Cost $46,165,412)(b)...................    50,407,632
            Other assets less liabilities(c)....................      (966,577)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $49,441,055
                                                                   ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------------
FORWARD CONTRACTS OUTSTANDING AT JUNE 30, 1997
----------------------------------------------

                                  LOCAL                             UNREALIZED
                      DELIVERY  CURRENCY   AGGREGATE              APPRECIATION/
                        DATE     AMOUNT    FACE VALUE TOTAL VALUE (DEPRECIATION)
Belgian Franc
 (sold).............  08/29/97   7,411,950 $  210,000 $  206,826     $  3,174
Belgian Franc
 (bought)...........  08/29/97   5,315,550    150,000    148,328       (1,672)
Swiss Franc (sold)..  08/18/97   2,399,530  1,660,000  1,653,176        6,824
Swiss Franc
 (bought)...........  08/18/97   1,033,125    725,000    711,780      (13,220)
Deutsche Mark
 (sold).............  08/29/97   2,663,544  1,560,000  1,533,782       26,218
Deutsche Mark
 (bought)...........  08/29/97   1,029,960    600,000    593,095       (6,905)
French Franc (sold).  09/15/97   7,972,673  1,406,909  1,363,509       43,400
French Franc
 (bought)...........  09/15/97   3,471,720    600,000    593,743       (6,257)
Japanese Yen (sold).  08/25/97 356,889,600  3,200,000  3,138,925       61,075
Japanese Yen (sold).  08/25/97 182,905,920  1,640,000  1,608,699       31,301
Japanese Yen (sold).  09/16/97 170,059,500  1,530,000  1,500,361       29,639
Netherland Guilder
 (sold).............  08/18/97   1,633,568    865,000    850,426       14,574
Netherland Guilder
 (bought)...........  08/18/97     580,230    300,000    296,617       (3,383)
                                                                     --------
                                                                     $184,768
                                                                     ========

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30,1997 the net unrealized appreciation on investments based on cost of $46,165,412 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost.........   $4,666,843
     Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value.........     (426,330)
                                                                    ----------
     Net unrealized appreciation.................................   $4,240,513
                                                                    ==========

(c) Including deposits in foreign denominated currencies with a value of $595,017 and a cost of $596,724.
(d) Rights attached.
(e) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $50,407,632
 Cash...................................................                      69
 Foreign cash at value..................................                 595,017
 Receivable for:
  Fund shares sold......................................                 268,179
  Securities sold.......................................                 359,812
  Open forward currency contracts--net..................                 184,768
  Dividends and interest................................                  79,218
  Foreign taxes.........................................                  46,129
 Unamortized organization...............................                   4,691
                                                                     -----------
                                                                      51,945,515
LIABILITIES
 Payable for:
  Securities purchased..................................  $2,237,486
  Fund shares redeemed..................................     182,070
  Withholding taxes.....................................       7,263
 Accrued expenses:
  Management fees.......................................      30,374
  Deferred trustees' fees...............................       3,501
  Other expenses........................................      43,766
                                                          ----------
                                                                       2,504,460
                                                                     -----------
                                                                     $49,441,055
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $43,985,790
  Undistributed net investment income...................                 247,735
  Accumulated net realized gains........................                 782,405
  Unrealized appreciation on investments, forward
   contracts and foreign currency.......................               4,425,125
                                                                     -----------
NET ASSETS..............................................             $49,441,055
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($49,441,055 divided by 4,062,435 shares of beneficial
 interest)..............................................             $     12.17
                                                                     ===========
Identified cost of investments..........................             $46,165,412
                                                                     ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends...........................................              $  503,316(a)
 Interest............................................                  65,467
                                                                   ----------
                                                                      568,783
EXPENSES
 Management fees.....................................  $  184,136
 Trustees' fees and expenses.........................      12,367
 Custodian...........................................      83,905
 Audit and tax services..............................       8,626
 Legal...............................................       9,340
 Printing............................................       9,404
 Amortization of organization expenses...............         997
 Miscellaneous.......................................       1,837
                                                       ----------
  Total expenses.....................................     310,612
  Less expenses assumed by the investment adviser....     (44,638)    265,974
                                                       ----------  ----------
NET INVESTMENT INCOME................................                 302,809
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
  Investments--net...................................   1,019,883
  Foreign currency transactions--net.................    (258,768)
                                                       ----------
  Total realized gain on investments and foreign
   currency transactions.............................     761,115
                                                       ----------
 Unrealized appreciation on:
  Investments--net...................................   2,337,768
  Foreign currency transactions--net.................     179,046
                                                       ----------
  Total unrealized appreciation on investments,
   futures contracts and foreign currency
   transactions......................................   2,516,814
                                                       ----------
Net gain on investment transactions..................               3,277,929
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........              $3,580,738
                                                                   ==========

(a) Net of foreign taxes of: $71,139

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $   191,479   $   302,809
 Net realized gain on investments and foreign
  currency transactions..............................      536,541       761,115
 Unrealized appreciation on investments, and foreign
  currency transactions..............................    1,051,280     2,516,814
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    1,779,300     3,580,738
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................      (50,813)            0
 Net realized gain on investments....................     (542,008)            0
                                                       -----------   -----------
                                                          (592,821)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   30,118,413    14,958,063
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............       50,813             0
 Distributions from net realized gain................      542,008             0
                                                       -----------   -----------
                                                        30,711,234    14,958,063
 Cost of shares redeemed.............................   (8,773,034)   (8,489,932)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   21,938,200     6,468,131
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   23,124,679    10,048,869
NET ASSETS
 Beginning of the period.............................   16,267,507    39,392,186
                                                       -----------   -----------
 End of the period...................................  $39,392,186   $49,441,055
                                                       ===========   ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
 Beginning of the period.............................  $    (6,800)  $   (55,074)
                                                       ===========   ===========
 End of the period...................................  $   (55,074)  $   247,735
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    2,705,127     1,342,704
 Issued in connection with the reinvestment of:
 Distributions from net investment income............        4,565             0
 Distributions from net realized gain................       48,698             0
                                                       -----------   -----------
                                                         2,758,390     1,342,704
 Redeemed............................................     (784,531)     (770,845)
                                                       -----------   -----------
 Net change..........................................    1,973,859       571,859
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                              OCTOBER 31, 1994(A)                   SIX MONTHS
                                    THROUGH        YEAR     YEAR      ENDED
                                 DECEMBER 31,      ENDED    ENDED    JUNE 30,
                                     1994          1995     1996       1997
                              ------------------- -------  -------  ----------
Net Asset Value, Beginning
 of Period..................        $10.00        $ 10.23  $ 10.73   $ 11.29
                                    ------        -------  -------   -------
Income From Investment
 Operations
 Net Investment Income......          0.03           0.09     0.06      0.08
 Net Realized and Unrealized
  Gain on Investments.......          0.23           0.53     0.68      0.80
                                    ------        -------  -------   -------
 Total From Investment
  Operations................          0.26           0.62     0.74      0.88
                                    ------        -------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income.........         (0.02)         (0.09)   (0.02)     0.00
 Distributions in Excess of
  Net Investment Income.....          0.00          (0.03)    0.00      0.00
 Distributions From Net
  Realized Capital Gains....          0.00           0.00    (0.16)     0.00
 Distributions From Paid-in
  Capital...................         (0.01)          0.00     0.00      0.00
                                    ------        -------  -------   -------
 Total Distributions........         (0.03)         (0.12)   (0.18)     0.00
                                    ------        -------  -------   -------
Net Asset Value, End of
 Period.....................        $10.23        $ 10.73  $ 11.29   $ 12.17
                                    ======        =======  =======   =======
TOTAL RETURN (%)............          2.60(b)        6.03     6.67      7.79(b)
Ratio of Operating Expenses
 to Average Net Assets (%)..          1.30(c)        1.30     1.30      1.30(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).................          2.56(c)        1.29     0.67      1.45(c)
Portfolio Turnover Rate (%).             4(c)          89       64       192(c)
Average Commission Rate(d)..            --             --  $0.0204   $0.0094
Net Assets, End of Period
 (000)......................        $2,989        $16,268  $39,392   $49,441
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)..............          5.38(c)        3.12     1.66      1.52(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

ALGER EQUITY GROWTH SERIES
PORTFOLIO MANAGER: DAVID ALGER
FRED ALGER MANAGEMENT, INC.

[PICTURE APPEARS HERE]

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF 1997?

A. During the first quarter of 1997, the S&P 500 Index/18/ posted a modest gain in excess of 2.5%. In comparison the Alger Equity Growth Series declined slightly during this period. Specifically, underperformance can in part be at-tributed to a difficult February, when unseasonably warm weather caused oil stock holdings to decline and several technology holdings were negatively im-pacted by the poor performance of the networking sector.

The second quarter was much more favorable. The stock market had an exceptional quarter and the portfolio kept pace. Fueled by a 17.3% second quarter return, the portfolio ended the first half of the year with a 16.67% return through June 30, 1997.

Q. HOW DID YOU MANAGE THE SERIES?

A. While the first half of 1997 produced impressive gains across the board, the discrepancy between the various indices' modest to poor showing in the first quarter and the strong results of the second quarter proves that the road was not a smooth one. Despite a strong January, the first quarter was extremely challenging for growth managers as investors continued the trend toward blue-chip type stocks with predictable earnings and away from speculative growth stocks with more explosive earnings growth potential. This trend, which began in the second quarter of 1996, was in response to overriding concern of invest-ors that the economy was growing too quickly and that this would touch off a series of preemptive strikes on inflation by the Federal Reserve Board. These concerns caused the market to behave erratically, particularly in the growth stock discipline.

As we entered the second quarter the multiples of quality growth stocks had compressed to the point where these stocks were selling at a discount to the broader market. In reviewing the outlook for growth stocks in our universe of followed companies, we concluded that the drop in growth stock multiples did not reflect deteriorating company fundamentals, but negative investor psycholo-gy. As investor confidence started to rebuild, premiums for quality growth stocks started to expand which, coupled with strong earnings, helped the Alger Equity Growth Series to rebound significantly from an unimpressive first quar-ter.

Although most sectors performed well during the second quarter, top to bottom, communications and communications equipment stood out as exceptional with hold-ings such as Tellabs (up 54.7%), Worldcom (up 45.5%), Cisco Systems (up 39.5%) and Nokia (up 26.6%) leading the way. The Series' 6.8% stake across these two sectors as of the end of the second quarter helped returns. At the present time, the Series remains well diversified with pharmaceuticals, semiconductors and retailing representing the most heavily weighted sectors.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Looking ahead, as concerns about interest rates wane, we believe that in-vestors will continue their return to growth stocks with possibly favorable re-sults in the second half of the year. We are encouraged by the reversal of neg-ative investor psychology toward growth stocks and excited by the fact that there is still a long way to go until these explosive stocks are fairly valued relative to the broad market.

            A $10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                             Alger            Lipper Variable Growth
                         Equity Growth           Fund Average/10/
          6 mos.*            16.69%                  13.57%
          1 year             25.18%                  23.67%
 Since Inception             26.72%                     n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE ALGER EQUITY GROWTH FUND SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                                  Alger Equity
                                 Growth Series           S&P 500/18/
10/31/94                              10,000                10,000
12/31/94                               9,580                 9,779
12/31/95                              14,256                13,449
12/31/96                              16,122                16,535
 6/30/97                              18,802                19,942

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term capital appreciation.

START DATE: October 31, 1994

SIZE: $166 million as of June 30, 1997

MANAGER: David D. Alger, President and Chief Financial Officer (since 1975), Executive Vice President, portfolio Manager and Director of Research (since
1971), Fred Alger Management, Inc.; Portfolio Manager, The Alger Growth Portfolio (since 1986), The Alger American Fund Growth Portfolio (since 1989) and the Alger Retirement Fund (since 1993).

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--95.7% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
        AEROSPACE--7.0%
 27,300 AlliedSignal, Inc........................................   $  2,293,200
  7,300 AMR Corp.................................................        675,250
 60,900 Boeing Co................................................      3,231,506
 31,500 Gulfstream Aerospace Corp................................        929,250
 55,100 United Technologies Corp.................................      4,573,300
                                                                    ------------
                                                                      11,702,506
                                                                    ------------
        AGRICULTURE--0.9%
 10,100 Pioneer Hi-Bred International............................        808,000
 21,000 IMC Global, Inc. ........................................        735,000
                                                                    ------------
                                                                       1,543,000
                                                                    ------------
        APPAREL--1.1%
 45,000 Tommy Hilfiger Corp.(c)..................................      1,808,437
                                                                    ------------
        BANKS--3.6%
 18,071 Banc One Corp. ..........................................        875,336
 42,900 Citicorp.................................................      5,172,131
                                                                    ------------
                                                                       6,047,467
                                                                    ------------
        BIO TECHNOLOGY--0.3%
 20,000 Biochem Pharmacy, Inc.(c)................................        445,000
                                                                    ------------
        CASINOS & RESORTS--2.1%
 70,500 Carnival Corp. ..........................................      2,908,125
 24,300 Mirage Resorts, Inc. ....................................        613,575
                                                                    ------------
                                                                       3,521,700
                                                                    ------------
        CHEMICALS--2.8%
 54,200 E.I. duPont de Nemours...................................      3,407,825
 27,000 Monsanto Co..............................................      1,162,688
                                                                    ------------
                                                                       4,570,513
                                                                    ------------
        COMMUNICATIONS--3.2%
 14,500 L.M. Ericsson Telephone Co., Class B (ADR)(d)............        570,938
 29,000 Nokia Corp. (ADR)(d).....................................      2,138,750
 80,600 Worldcom, Inc.(c)........................................      2,579,200
                                                                    ------------
                                                                       5,288,888
                                                                    ------------
        COMMUNICATIONS EQUIPMENT--3.6%
 62,200 Cisco Systems, Inc.(c)...................................      4,175,175
 31,000 Tellabs, Inc.(c).........................................      1,732,125
                                                                    ------------
                                                                       5,907,300
                                                                    ------------
        COMPUTER RELATED & BUSINESS EQUIPMENT--3.1%
 35,800 Bay Networks, Inc........................................        950,938
 39,502 First Data Corp..........................................      1,735,619
 26,700 International Business Machines..........................      2,408,006
                                                                    ------------
                                                                       5,094,563
                                                                    ------------
        COMPUTER SOFTWARE--5.6%
 24,200 Microsoft Corp. ........................................       3,058,275
 62,400 Parametric Technology Corp. ............................       2,655,900
 72,100 Oracle Systems Corp.....................................       3,632,037
                                                                    ------------
                                                                       9,346,212
                                                                    ------------
        COMPUTER TECHNOLOGY--0.5%
 22,400 Adaptec, Inc.(c)........................................         778,400
                                                                    ------------
        CONSUMER PRODUCTS--11.1%
 25,700 ADT, Ltd................................................         848,100
 83,650 CUC International, Inc.(c)..............................       2,159,216
 28,000 Colgate Palmolive Co....................................       1,827,000
 30,500 Corning Inc.............................................       1,696,562
 45,000 Gillette Co. ...........................................       4,263,750
 10,000 McKesson Corp...........................................         775,000
 10,800 Newell Co. .............................................         427,950
 82,300 Sunbeam Corp. ..........................................       3,106,825
 47,700 Tyco International, Ltd.................................       3,318,131
                                                                    ------------
                                                                      18,422,534
                                                                    ------------
        CONGLOMERATE--2.4%
 62,000 General Electric Co. ...................................       4,053,250
                                                                    ------------
        DEFENSE--1.0%
 30,500 Sundstrand Corp. .......................................       1,702,281
                                                                    ------------
        ELECTRONICS--2.5%
 30,000 Hewlett-Packard Co. ....................................       1,680,000
104,800 Westinghouse Electric...................................       2,423,500
                                                                    ------------
                                                                       4,103,500
                                                                    ------------
        ENERGY & ENERGY SERVICES--2.1%
 19,000 Halliburton Co..........................................       1,505,750
 16,500 Schlumberger, Ltd.......................................       2,062,500
                                                                    ------------
                                                                       3,568,250
                                                                    ------------
        FINANCIAL SERVICES--6.1%
 37,700 Charles Schwab Corp.....................................       1,533,919
 35,000 Equifax, Inc. ..........................................       1,301,562
  6,800 Household International.................................         798,575
 39,300 Money Store, Inc........................................       1,127,419
107,250 Morgan Stanley/Dean Witter..............................       4,618,453
 21,400 Paine Webber Group, Inc. ...............................         749,000
                                                                    ------------
                                                                      10,128,928
                                                                    ------------
        FOOD & BEVERAGE--1.0%
 42,600 PepsiCo, Inc............................................       1,600,163
                                                                    ------------
        HEALTH CARE--8.9%
 30,000 Becton, Dickinson.......................................       1,518,750
 47,500 Eli Lilly & Co..........................................       5,192,344

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        HEALTH CARE--(CONTINUED)
 47,700 Merck & Co...............................................   $  4,936,950
 11,400 Oxford Health Plans, Inc.................................        817,950
 18,400 Warner-Lambert Co........................................      2,286,200
                                                                    ------------
                                                                      14,752,194
                                                                    ------------
        INSURANCE--2.6%
 22,200 American International Group.............................      3,316,125
 20,000 MGIC Investment Corp.....................................        958,750
                                                                    ------------
                                                                       4,274,875
                                                                    ------------
        LEISURE & ENTERTAINMENT--0.8%
 76,000 International Game Technology............................      1,349,000
                                                                    ------------
        MINING--1.0%
 21,800 Diamond Offshore Drilling, Inc...........................      1,703,125
                                                                    ------------
        MISCELLANEOUS--0.4%
 19,800 Service Corp. International..............................        650,925
                                                                    ------------
        PHARMACEUTICALS--2.0%
 10,200 Bristol-Myers Squibb Co. ................................        826,200
 13,800 Pfizer, Inc. ............................................      1,649,100
 16,800 Schering-Plough..........................................        804,300
                                                                    ------------
                                                                       3,279,600
                                                                    ------------
        POLLUTION CONTROL--0.9%
 40,100 USA Waste Services, Inc.(c)..............................      1,548,864
                                                                    ------------
        RETAIL--8.6%
 15,700 Cintas Corp..............................................      1,079,375
 42,700 Gucci Group N.V.(c)......................................      2,748,812
 72,000 Home Depot, Inc..........................................      4,963,500
 25,000 Rite Aid Corp............................................      1,246,875
 40,000 TJX Companies, Inc. .....................................      1,055,000
 95,000 Wal-Mart Stores, Inc. ...................................      3,212,188
                                                                    ------------
                                                                      14,305,750
                                                                    ------------
        SEMI-CONDUCTORS/CAPITAL
         EQUIPMENT--10.5%
 39,100 Altera Corp.(c)..........................................      1,974,550
 23,700 Applied Materials........................................      1,678,256
 10,500 Intel Corp...............................................      1,489,031
 65,300 Linear Technology Corp. .................................      3,379,275
 27,300 Maxim Integrated Products, Inc.(c).......................      1,552,687
 18,500 Motorola, Inc. ..........................................      1,406,000
 47,300 Texas Instruments........................................      3,976,156
 38,600 Xilinx, Inc.(c)..........................................      1,893,812
                                                                    ------------
                                                                      17,349,767
                                                                    ------------
        Total Common Stocks
         (Identified Cost $129,448,720)..........................    158,846,992
                                                                    ------------

----------------------------
SHORT-TERM INVESTMENTS--7.7%
----------------------------

    FACE
   AMOUNT                                                          VALUE (A)
 $3,000,000 Merrill Lynch & Company, Inc., 5.560%, 7/02/97.....   $  2,999,537
  4,000,000 OGE Energy Corp., 5.650%, 7/02/97..................      3,996,233
  5,753,225 Seven Seas U.S. Government Money Market Fund.......      5,753,225
                                                                  ------------
            Total Short-Term Investments
             (Identified Cost $12,748,995).....................     12,748,995
                                                                  ------------
            Total Investments--103.4%
             (Identified Cost $142,197,715)(b).................    171,595,987
            Other assets less liabilities......................     (5,634,210)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $165,961,777
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $142,197,715 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 29,820,686
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................       (422,414)
                                                                  ------------
            Net unrealized appreciation........................   $ 29,398,272
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value.................................             $171,595,987
 Receivable for:
  Fund shares sold....................................                  605,484
  Securities sold.....................................                3,866,477
  Dividends and interest..............................                   82,711
 Unamortized organization.............................                    4,691
                                                                   ------------
                                                                    176,155,350
LIABILITIES
 Payable for:
  Securities purchased................................  $9,898,790
  Fund shares redeemed................................     151,628
 Accrued expenses:
  Management fees.....................................      98,885
  Deferred trustees' fees.............................       1,989
  Other expenses......................................      42,281
                                                        ----------
                                                                     10,193,573
                                                                   ------------
                                                                   $165,961,777
                                                                   ============
NET ASSETS
 Net Assets consist of:
  Capital paid in.....................................             $129,654,291
  Undistributed net investment income.................                  111,815
  Accumulated net realized gains......................                6,797,399
  Unrealized appreciation on investments and foreign
   currency...........................................               29,398,272
                                                                   ------------
NET ASSETS............................................             $165,961,777
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($165,961,777 divided by 9,130,834 shares of
 beneficial interest).................................             $      18.18
                                                                   ============
Identified cost of investments........................             $142,197,715
                                                                   ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................           $   518,926(a)
 Interest..............................................               201,942
                                                                  -----------
                                                                      720,868
EXPENSES
 Management fees.......................................  $517,190
 Trustees' fees and expenses...........................    14,231
 Custodian.............................................    31,944
 Audit and tax services................................     6,211
 Legal.................................................     9,340
 Printing..............................................    29,592
 Amortization of organization expenses.................       997
 Miscellaneous.........................................     1,820
                                                         --------
   Total expenses......................................               611,325
                                                                  -----------
NET INVESTMENT INCOME..................................               109,543
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             6,678,156
 Unrealized appreciation on:
  Investments--net.....................................            15,538,223
                                                                  -----------
Net gain on investment transactions....................            22,216,379
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $22,325,922
                                                                  ===========

(a)Net of foreign taxes of: $4,090

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    204,002  $    109,543
 Net realized gain on investments..................       965,295     6,678,156
 Unrealized appreciation on investments............     9,359,159    15,538,223
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    10,528,456    22,325,922
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (206,060)            0
                                                     ------------  ------------
                                                         (206,060)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    92,225,724    41,410,347
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       206,060             0
                                                     ------------  ------------
                                                       92,431,784    41,410,347
 Cost of shares redeemed...........................   (28,685,075)  (18,229,999)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    63,746,709    23,180,348
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    74,069,105    45,506,270
NET ASSETS
 Beginning of the period...........................    46,386,402   120,455,507
                                                     ------------  ------------
 End of the period.................................  $120,455,507  $165,961,777
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $      1,354  $      2,272
                                                     ============  ============
 End of the period.................................  $      2,272  $    111,815
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................     6,311,990     2,502,499
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        13,117             0
                                                     ------------  ------------
                                                        6,325,107     2,502,499
 Redeemed..........................................    (1,954,136)   (1,104,832)
                                                     ------------  ------------
 Net change........................................     4,370,971     1,397,667
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                             OCTOBER 31, 1994(A)                    SIX MONTHS
                                   THROUGH        YEAR      YEAR      ENDED
                                DECEMBER 31,      ENDED    ENDED     JUNE 30,
                                    1994          1995      1996       1997
                             ------------------- -------  --------  ----------
Net Asset Value, Beginning
 of Period.................        $10.00        $  9.56  $  13.80   $  15.58
                                   ------        -------  --------   --------
Income From Investment
 Operations
 Net Investment Income.....          0.02           0.01      0.04       0.01
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         (0.44)          4.65      1.78       2.59
                                   ------        -------  --------   --------
 Total From Investment
  Operations...............         (0.42)          4.66      1.82       2.60
                                   ------        -------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income........         (0.02)         (0.01)    (0.04)      0.00
 Distributions From Net
  Realized Capital Gains...          0.00          (0.41)     0.00       0.00
                                   ------        -------  --------   --------
 Total Distributions.......         (0.02)         (0.42)    (0.04)      0.00
                                   ------        -------  --------   --------
Net Asset Value, End of
 Period....................        $ 9.56        $ 13.80  $  15.58   $  18.18
                                   ======        =======  ========   ========
TOTAL RETURN (%)...........         (4.20)(b)      48.80     13.17      16.69(b)
Ratio of Operating Expenses
 to Average Net Assets (%).          0.85 (c)       0.85      0.90       0.89(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%)................          1.07 (c)       0.14      0.24       0.16(c)
Portfolio Turnover Rate
 (%).......................            32 (c)        107        78        111(c)
Average Commission Rate(d).            --             --  $ 0.0716   $ 0.0722
Net Assets, End of Period
 (000).....................        $1,917        $46,386  $120,456   $165,962
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense
 agreement described in
 Note 4 to the Financial
 Statements would have been
 (%).......................          2.74 (c)       2.45      0.90         --

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

CAPITAL GROWTH SERIES
PORTFOLIO MANAGER: G. KENNETH HEEBNER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP

[PICTURE APPEARS HERE]

Q. HOW DID THE CAPITAL GROWTH SERIES PERFORM FOR THE FIRST SIX MONTHS OF 1997?

A. The first half of the year provided an optimal investment scenario for the
Series: a strong economy, low inflation and a stable interest rate environ-ment. As of June 30, 1997 the Series had posted a return of 18.71%. This com-pares favorably to the Lipper Variable Growth Fund Average return of 13.57% over the first six months of the year.

Q. HOW DID YOU MANAGE THE SERIES DURING THE FIRST HALF OF THE YEAR?

A. The success of the Series over the years is due in large part to a contin-ued commitment to quality, long term investments in well-established companies that are reasonably priced. During the first half of the year, we continued to invest in these types of companies--with modest valuations (the value or worth placed on an asset) and strong prospects for growth.

The industry concentration focused mainly in the areas of insurance, computers and pharmaceuticals. Notable among the strong performers were American Inter-national Group, Allstate and Eli Lilly. We remained fully invested, concen-trating in companies which provided significant opportunities for apprecia-tion.

As the market reached new highs, we kept watch on price-to-earnings ratios, which helped indicate how much we pay for the company's earnings power. Most stocks in the portfolio featured lower price-to-earnings ratios than the mar-ket--giving us room to grow even with market peaks and cushioning us somewhat from declines. Consequently, the Capital Growth Series is in a good position to take full advantage of the overall market's continued strength.

Q. WHAT IS YOUR ECONOMIC OUTLOOK FOR THE SECOND HALF OF 1997?

A. For the second half of the year, we anticipate moderate economic growth with relatively low inflation. And, after one-quarter percent interest in-crease in February, the Federal Reserve seems content to maintain stable in-terest rate environment. We feel that these factors should provide the basis for a favorable investment climate.

Accordingly, we will continue to invest in growth companies at reasonable prices with long term investment horizon in mind. We further believe that by carefully selecting the companies we invest in, and by maintaining a long view on performance, this approach will moderate any periodic bursts of market vol-atility along the way.

            A $10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                                Capital         Lipper Variable Growth
                             Growth Series         Fund Average/10/
               6 mos.*           18.71%                13.57%
               1 year            36.48%                26.67%
              5 years            16.21%                17.97%
             10 years            12.42%                13.35%
     * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE CAPITAL GROWTH SERIES COMPARED TO THE GROWTH OF A $10,000 INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Capital Growth Series           S&P 500/18/
 6/30/87                                    10,000             10,000
12/31/87                                     9,130              8,259
12/31/88                                     8,328              9,631
12/31/89                                    10,889             12,682
12/31/90                                    10,509             12,287
12/31/91                                    16,184             16,032
12/31/92                                    15,205             17,254
12/31/93                                    17,482             18,989
12/31/94                                    16,246             19,238
12/31/95                                    22,424             26,459
12/31/96                                    27,150             32,530
 6/30/97                                    32,229             39,232

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth of capital.

START DATE: August 26, 1983

SIZE: $1.4 billion as of June 30, 1997

MANAGER: G. Kenneth Heebner, since 1983; portfolio manager of New England Growth Fund since 1976; CGM Capital Development Fund since 1976; CGM Mutual Fund since 1981; CGM Realty Fund since May 1994; CGM Fixed Income Fund since June 1993.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--99.9% OF TOTAL NET ASSETS
----------------------------------------


  SHARES                                                            VALUE (A)
           AUTO & RELATED--3.1%
   275,000 Volkswagen AG (ADR)(d)..............................   $   41,800,000
                                                                  --------------
           BEVERAGES & TOBACCO--9.3%
 1,503,000 Anheuser-Busch Companies, Inc.......................       63,032,063
 1,445,000 Philip Morris Companies, Inc........................       64,121,875
                                                                  --------------
                                                                     127,153,938
                                                                  --------------
           COMPUTER SOFTWARE &
            SERVICES--18.6%
   650,000 Compaq Computer Corp.(c)............................       64,512,500
   745,000 Computer Sciences Corp.(c)..........................       53,733,125
   565,000 Dell Computer Corp.(c)..............................       66,352,187
   538,000 Microsoft Corp.(c)..................................       67,989,750
                                                                  --------------
                                                                     252,587,562
                                                                  --------------
           DRUGS--14.1%
   715,000 Eli Lilly & Co......................................       78,158,437
   245,000 Pfizer, Inc.........................................       29,277,500
   681,000 Warner Lambert Co. .................................       84,614,250
                                                                  --------------
                                                                     192,050,187
                                                                  --------------
           FINANCIAL SERVICES--0.0%
    10,000 Hanover Compressor Co.(c)...........................          195,000
                                                                  --------------
           FOOD--RETAILERS/
            WHOLESALERS--7.1%
 1,188,000 Hershey Foods Corp..................................       65,711,250
   450,000 Nestle S.A. (ADR)(d)................................       29,925,000
                                                                  --------------
                                                                      95,636,250
                                                                  --------------
           HOME PRODUCTS & COSMETIC--3.7%
   385,000 Clorox Co...........................................       50,820,000
                                                                  --------------
           INSURANCE--17.9%
   665,000 Aetna. Inc..........................................       68,079,375
 1,165,000 Allstate Corp.......................................       85,045,000
   603,850 American International Group, Inc. .................       90,200,094
                                                                  --------------
                                                                     243,324,469
                                                                  --------------
           MACHINERY--10.0%
   630,000 Caterpillar Inc. ...................................       67,646,250
 1,250,000 Deere & Co..........................................       68,593,750
                                                                  --------------
                                                                     136,240,000
                                                                  --------------
           OFFICE EQUIPMENT & SUPPLY--4.8%
   730,000 International Business Machines.....................       65,836,875
                                                                  --------------
           OIL--SERVICE--6.2%
   540,000 Halliburton Co. ....................................       42,795,000
   336,000 Schlumberger, Ltd. .................................       42,000,000
                                                                  --------------
                                                                      84,795,000
                                                                  --------------
           TELEPHONE--5.1%
   455,000 Telebras (ADR)(d)...................................       69,046,250
                                                                  --------------
           Total Common Stocks
            (Identified Cost $1,101,818,488)...................    1,359,485,531
                                                                  --------------

---------------------------
SHORT-TERM INVESTMENT--0.4%
---------------------------

    FACE
   AMOUNT
 $5,455,000 Chevron Oil Finance Co., 5.800%, 07/01/97..........        5,455,000
                                                                  --------------
            Total Short-Term Investment
             (Identified Cost $5,455,000)......................        5,455,000
                                                                  --------------
            Total Investments--100.3%
             (Identified Cost $1,107,273,488)(b)...............    1,364,940,531
            Other assets less liabilities......................       (3,594,507)
                                                                  --------------
            TOTAL NET ASSETS--100%.............................   $1,361,346,024
                                                                  ==============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $1,107,273,488 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost...................................   $  263,691,039
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value.................................       (6,023,996)
                                                                --------------
            Net unrealized appreciation .....................   $  257,667,043
                                                                ==============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...............................              $1,364,940,531
 Cash...............................................                       1,629
 Receivable for:
  Fund shares sold..................................                   1,307,520
  Securities sold...................................                   5,679,403
  Dividends and interest............................                   1,434,374
  Miscellaneous.....................................                      41,566
                                                                  --------------
                                                                   1,373,405,023
LIABILITIES
 Payable for:
  Securities purchased..............................  $10,398,264
  Fund shares redeemed..............................      657,838
  Withholding taxes.................................       36,017
  Miscellaneous.....................................       23,225
 Accrued expenses:
  Management fees...................................      688,032
  Deferred trustees' fees...........................       68,379
  Other expenses....................................      187,244
                                                      -----------
                                                                      12,058,999
                                                                  --------------
                                                                  $1,361,346,024
                                                                  ==============
NET ASSETS
 Net Assets consist of:
  Capital paid in...................................              $  868,197,722
  Undistributed net investment income...............                   5,287,086
  Accumulated net realized gains....................                 230,194,173
  Unrealized appreciation on investments............                 257,667,043
                                                                  --------------
NET ASSETS..........................................              $1,361,346,024
                                                                  ==============
Computation of offering price:
Net asset value and redemption price per share
 ($1,361,346,024 divided by 2,685,203 shares of
 beneficial interest)...............................              $       506.98
                                                                  ==============
Identified cost of investments......................              $1,107,273,488
                                                                  ==============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..........................................             $  9,213,567(a)
 Interest...........................................                  234,522
                                                                 ------------
                                                                    9,448,089
EXPENSES
 Management fees....................................  $3,872,900
 Trustees' fees and expenses........................      32,692
 Custodian..........................................      84,287
 Audit and tax services.............................       4,831
 Legal..............................................       9,340
 Printing...........................................     187,746
 Miscellaneous......................................       5,601
                                                      ----------
 Total expenses.....................................                4,197,397
                                                                 ------------
NET INVESTMENT INCOME...............................                5,250,692
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net..................................              198,852,747
 Unrealized appreciation on:
  Investments--net..................................                9,593,639
                                                                 ------------
Net gain on investment transactions.................              208,446,386
                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........             $213,697,078
                                                                 ============

(a)Net of foreign taxes of: $119,267

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                   SIX MONTHS
                                                   YEAR ENDED        ENDED
                                                  DECEMBER 31,      JUNE 30,
                                                      1996            1997
                                                 --------------  --------------
FROM OPERATIONS
 Net investment income.........................  $    7,929,365  $    5,250,692
 Net realized gain on investments..............      68,632,360     198,852,747
 Unrealized appreciation on investments........     121,815,567       9,593,639
                                                 --------------  --------------
 INCREASE IN NET ASSETS FROM OPERATIONS........     198,377,292     213,697,078
                                                 --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.........................      (7,921,505)              0
 Net realized gain on investments..............     (57,069,463)              0
                                                 --------------  --------------
                                                    (64,990,968)              0
                                                 --------------  --------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares..................     236,084,630     138,479,960
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income......       7,921,505               0
 Distributions from net realized gain..........      57,069,463               0
                                                 --------------  --------------
                                                    301,075,598     138,479,960
 Cost of shares redeemed.......................    (213,245,567)   (133,491,189)
                                                 --------------  --------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS...........................      87,830,031       4,988,771
                                                 --------------  --------------
 TOTAL INCREASE IN NET ASSETS..................     221,216,355     218,685,849
NET ASSETS
 Beginning of the period.......................     921,443,820   1,142,660,175
                                                 --------------  --------------
 End of the period.............................  $1,142,660,175  $1,361,346,024
                                                 ==============  ==============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.......................  $       28,556  $       36,394
                                                 ==============  ==============
 End of the period.............................  $       36,394  $    5,287,086
                                                 ==============  ==============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares................         647,661         297,114
 Issued in connection with the reinvestment of:
 Distributions from net investment income......          18,320               0
 Distributions from net realized gain..........          83,188               0
                                                 --------------  --------------
                                                        749,169         297,114
 Redeemed......................................        (533,320)       (287,416)
                                                 --------------  --------------
 Net change....................................         215,849           9,698
                                                 ==============  ==============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------
                                                                              SIX MONTHS
                                     YEAR ENDED DECEMBER 31,                    ENDED
                          --------------------------------------------------   JUNE 30,
                            1992      1993      1994      1995       1996        1997
                          --------  --------  --------  --------  ----------  ----------
Net Asset Value,
 Beginning of Period....  $ 347.36  $ 322.23  $ 351.63  $ 312.30  $   374.62  $   427.08
                          --------  --------  --------  --------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income..      4.04      2.12      5.28      3.47        3.08        1.96
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    (25.10)    46.21    (30.54)   114.91       74.80       77.94
                          --------  --------  --------  --------  ----------  ----------
 Total From Investment
  Operations............    (21.06)    48.33    (25.26)   118.38       77.88       79.90
                          --------  --------  --------  --------  ----------  ----------
Less Distributions
 Distributions From Net
  Investment Income.....     (4.07)    (2.18)    (5.15)    (3.48)      (3.08)       0.00
 Distributions From Net
  Realized Capital
  Gains.................      0.00    (16.75)    (8.92)   (52.58)     (22.34)       0.00
                          --------  --------  --------  --------  ----------  ----------
 Total Distributions....     (4.07)   (18.93)   (14.07)   (56.06)     (25.42)       0.00
                          --------  --------  --------  --------  ----------  ----------
Net Asset Value, End of
 Period.................  $ 322.23  $ 351.63  $ 312.30  $ 374.62  $   427.08  $   506.98
                          ========  ========  ========  ========  ==========  ==========
TOTAL RETURN (%)........     (6.05)    14.97     (7.07)    38.03       21.08       18.71(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............      0.70      0.68      0.67      0.71        0.69        0.68(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............      1.53      0.67      1.61      0.92        0.79        0.78(b)
Portfolio Turnover Rate
 (%)....................       207       169       140       242         207         236(b)
Average Commission
 Rate(c)................        --        --        --        --  $   0.0669  $   0.0693
Net Assets, End of
 Period (000)...........  $472,017  $644,384  $667,127  $921,444  $1,142,660  $1,361,346

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

LOOMIS SAYLES AVANTI GROWTH SERIES
PORTFOLIO MANAGERS: SCOTT F. PAPE AND BRUCE A. EBEL
LOOMIS, SAYLES & COMPANY, L.P.

[PICTURE APPEARS HERE]

Q. PLEASE DISCUSS THE SERIES' PERFORMANCE IN LIGHT OF THE CURRENT INVESTMENT ENVIRONMENT.

A. Loomis Sayles Avanti Growth Series produced a total return of 11.01% for the six month period ended June 30, 1997. While the Series performance lagged the 20.59% return on the Standard & Poor's 500 Stock Index/18/, results were more in line with the average growth Series' return of 13.57%, as measured by the Lipper Variable Growth Fund Average.

Our position in smaller, emerging growth stocks dampened results relative to large company stocks. As in 1996, the market favored a few large-capitaliza-tion stocks for their liquidity and perceived lower risk. Mid- and smaller-capitalization companies were sold off or ignored, often despite strong funda-mentals. In May and June, these emerging sectors began to recover, improving performance.

Q. WHAT WERE THE SERIES' KEY PORTFOLIO SECTORS AND STRATEGIES?

A. We emphasized consumer staples, including household products and food com-panies with strong international recognition. We also liked technology, a sec-tor whose customers reaped the benefits of declining costs. In business serv-ices, another group we favored, credit-card processors, insurers and others continued to prosper as a basic raw material--computing power--became less costly. Larger holdings that did well include Microsoft, Coca Cola, Gillette and American International Group.

Meanwhile, we minimized holdings in utilities, where we see little growth ahead, and in energy, where current growth rates appeared unsustainable.

We committed more than 30% of the Series to emerging growth companies, a sec-tor whose valuations now appear more attractive than they have in years. Com-pared to larger companies, these firms rely less on cost cuts and restructur-ing to boost earnings, focusing instead on product innovation and niche mar-kets. Some better-known holdings are Parametric Technologies, CUC Interna-tional and Thermo Electron.

Q. WHAT IS YOUR MARKET OUTLOOK?

A. Factors supporting current price levels should persist: low inflation and moderate growth, stable interest rates, record earnings, and strong dollar flows into financial assets.

Appreciation may slow for those few corporate giants that have accounted for much of the market's rise. We believe investor interest will broaden, to en-compass smaller companies whose valuations appear reasonable. Finally, we re-main committed to our basic strategy of owning "America's premier companies"-- industry leaders with outstanding growth potential.

              A $10,000 Investment Compared to the S&P 500 Index

Average Annual Return


                             Avanti                Lipper Variable Growth
                         Growth Series                Fund Average/10/
          6 mos.*           11.01%                         13.57%
          1 year            17.76%                         23.67%
 Since Inception            17.34%                            n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE LOOMIS SAYLES AVANTI GROWTH SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Avanti Growth Series     S&P 500/18/
Inception 4/30/93                   10,000               10,000
12/31/93                            11,474               10,807
12/31/94                            11,443               10,949
12/31/95                            14,916               15,058
12/31/96                            17,538               18,513
 6/30/97                            19,469               22,327

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term growth of capital.

START DATE: April 30, 1993

SIZE: $104 million as of June 30, 1997

MANAGERS: Scott F. Pape has co-managed the Series since 1993; Bruce Ebel began co-managing the Series in June 1996. They also both manage the New England Capital Growth Fund. Mr. Pape joined Loomis Sayles in 1991 and Mr. Ebel joined Loomis Sayles in 1994.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------
COMMON STOCKS--96.7% OF NET ASSETS
----------------------------------


 SHARES                                                              VALUE (A)

        AEROSPACE--1.5%
 30,000 Boeing Co................................................   $  1,591,875
                                                                    ------------
        AIRLINES--1.1%
 43,400 Southwest Airlines Co....................................      1,122,975
                                                                    ------------
        APPAREL & TEXTILES--0.5%
  9,600 NIKE, Inc., Class B......................................        560,400
                                                                    ------------
        BANKS--2.0%
  3,900 Chase Manhattan Corp., New...............................        378,544
 19,800 First Bank Systems, Inc. ................................      1,690,425
                                                                    ------------
                                                                       2,068,969
                                                                    ------------
        BEVERAGES--1.2%
 19,200 Coca-Cola Co. ...........................................      1,296,000
                                                                    ------------
        BUSINESS SERVICES--12.4%
 40,000 ABR Information Services, Inc.(c)........................      1,160,000
 33,700 Automatic Data Processing................................      1,583,900
 48,000 Checkfree Corp.(c).......................................        846,000
 28,200 Cintas Corp..............................................      1,938,750
 26,400 Danka Business Systems...................................      1,079,100
 46,200 First Data Corp..........................................      2,029,913
 47,250 Fiserv, Inc.(c)..........................................      2,108,531
 35,850 Paychex, Inc.............................................      1,362,300
  4,900 Stewart Enterprises, Inc.................................        205,800
 21,750 Sykes Enterprises, Inc.(c)...............................        565,500
                                                                    ------------
                                                                      12,879,794
                                                                    ------------
        CHEMICALS--1.8%
 43,300 Monsanto Co..............................................      1,864,606
                                                                    ------------
        COMPUTER SOFTWARE & SERVICES--7.2%
 15,000 Aurum Software, Inc......................................        360,000
 10,400 Computer Associates International, Inc...................        579,150
 24,200 HBO & Co.................................................      1,666,775
 25,000 HNC Software, Inc.(c)....................................        953,125
 17,700 Microsoft Corp.(c).......................................      2,236,838
 31,000 Oracle Systems Corp.(c)..................................      1,561,625
                                                                    ------------
                                                                       7,357,513
                                                                    ------------
        CONGLOMERATES--1.2%
 36,600 Thermo Electron Corp.(c).................................      1,244,400
                                                                    ------------
        CONSTRUCTION MATERIALS--0.6%
 13,000 Fastenal Co. ............................................        637,000
                                                                    ------------
        ELECTRICAL EQUIPMENT--2.2%
 34,800 General Electric Co......................................      2,275,050
                                                                    ------------
        ELECTRONIC COMPONENTS--8.2%
 11,500 Altera Corp. ............................................        580,750
 27,600 Andrew Corp. ............................................        776,250
 16,000 Cymer, Inc...............................................        780,000
 12,300 Intel Corp...............................................      1,744,294
 30,800 LSI Logic Corp.(c).......................................        985,600
  5,000 Molex, Inc. .............................................        182,500
 51,225 Molex, Inc. Class A......................................      1,786,472
 22,200 Solectron Corp.(c).......................................      1,554,000
  2,500 Texas Instruments, Inc. .................................        210,156
                                                                    ------------
                                                                       8,600,022
                                                                    ------------
        FINANCIAL SERVICES--2.7%
 20,700 Charles Schwab Corp......................................        842,231
 40,400 MGIC Investment Corp.....................................      1,936,675
                                                                    ------------
                                                                       2,778,906
                                                                    ------------
        FOODS--0.2%
  4,300 Hershey Foods Corp.......................................        237,844
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.4%
 10,900 Enron Corp...............................................        444,856
                                                                    ------------
        HEALTH CARE--MEDICAL TECHNOLOGY--2.5%
 14,300 Boston Scientific Corp.(c)...............................        878,556
 36,300 Indexx Laboratories, Inc.(c).............................        451,481
 16,100 Medtronic, Inc...........................................      1,304,100
                                                                    ------------
                                                                       2,634,137
                                                                    ------------
        HEALTH CARE--DRUGS--8.2%
 17,000 Abbott Laboratories......................................      1,134,750
 29,300 Amgen, Inc.(c)...........................................      1,703,063
 24,800 Biogen, Inc.(c)..........................................        840,100
  9,200 Eli Lilly & Co...........................................      1,005,675
 18,000 Johnson & Johnson........................................      1,158,750
 21,600 Merck & Co. .............................................      2,235,600
107,000 Oncor, Inc.(c)...........................................        421,313
 23,000 Somatogen, Inc.(c).......................................        106,375
                                                                    ------------
                                                                       8,605,626
                                                                    ------------
        HEALTH CARE--SERVICES--3.4%
 24,700 Columbia/HCA Healthcare Corp.............................        971,019
 70,700 Healthsouth Corp.(c).....................................      1,763,081
 24,250 Phycor, Inc.(c)..........................................        835,109
                                                                    ------------
                                                                       3,569,209
                                                                    ------------
        HOTELS & RESTAURANTS--4.0%
  5,900 Boston Chicken, Inc.(c)..................................         82,600
  9,100 Circus Circus Enterprises, Inc.(c).......................        224,088
 10,000 Einstein Noah Bagel Corp.(c).............................        119,375
 30,500 Lone Star Steakhouse Saloon(c)...........................        793,000
 15,900 Primadonna Resorts, Inc.(c)..............................        307,069
 67,000 Starbucks Corp.(c).......................................      2,608,813
                                                                    ------------
                                                                       4,134,945
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)

        HOUSEHOLD PRODUCTS--4.3%
 10,000 Corning, Inc. ...........................................   $    556,250
 25,868 Gillette Co..............................................      2,450,993
  8,000 Kimberly-Clark Corp......................................        398,000
 27,500 Newell Co................................................      1,089,688
                                                                    ------------
                                                                       4,494,931
                                                                    ------------
        INSURANCE--2.0%
 12,300 American International Group, Inc.(c)....................      1,837,313
  3,600 Travelers Group, Inc.....................................        227,025
                                                                    ------------
                                                                       2,064,338
                                                                    ------------
        LEISURE TIME--0.6%
  8,800 Eastman Kodak Co.........................................        675,400
                                                                    ------------
        MACHINERY--1.5%
 30,400 Illinois Tool Works, Inc.................................      1,518,100
                                                                    ------------
        MEDIA & ENTERTAINMENT--0.9%
 12,100 Walt Disney Co. .........................................        971,025
                                                                    ------------
        MEDICAL PRODUCTS--0.5%
 37,300 Cardiothoracic Systems, Inc..............................        522,200
                                                                    ------------
        MISCELLANEOUS--1.2%
  2,700 Pioneer Hi Bred International, Inc. .....................        216,000
 23,000 Sun Guard Data Systems...................................      1,069,500
                                                                    ------------
                                                                       1,285,500
                                                                    ------------
        OFFICE EQUIPMENT & SUPPLIES--6.4%
 40,100 Cascade Communications Corp.(c)..........................      1,107,763
 23,900 Cisco Systems, Inc.(c)...................................      1,604,288
 14,400 Hewlett-Packard Co. .....................................        806,400
 48,500 Parametric Technology Corp.(c)...........................      2,064,281
 23,625 3Com Corp................................................      1,063,125
                                                                    ------------
                                                                       6,645,857
                                                                    ------------
        OIL--INDEPENDENT PRODUCERS--1.6%
 27,700 Anadarko Petroleum Corp..................................      1,662,000
                                                                    ------------
        OIL--MAJOR INTEGRATED--0.3%
  3,600 Amoco Corp...............................................        312,975
                                                                    ------------
        OIL SERVICES--2.0%
 13,700 Baker Hughes, Inc........................................        530,019
 15,900 Rowan Companies(c).......................................        448,181
  9,200 Schlumberger, Ltd. ......................................      1,150,000
                                                                    ------------
                                                                       2,128,200
                                                                    ------------
        PAPER & CONTAINERS--0.3%
  6,800 Crown Cork & Seal, Inc. .................................        363,375
                                                                    ------------
        PHARMACEUTICALS--1.0%
  6,200 Pfizer, Inc..............................................        740,900
  2,200 Warner Lambert Co........................................        273,350
                                                                    ------------
                                                                       1,014,250
                                                                    ------------
        RETAIL--0.4%
 13,600 Wal-Mart Stores, Inc. ...................................        459,850
                                                                    ------------
        RETAIL SPECIALTY--5.2%
 88,525 CUC International, Inc. .................................      2,285,052
 22,500 Home Depot, Inc..........................................      1,551,094
135,000 Petsmart, Inc.(c)........................................      1,552,500
                                                                    ------------
                                                                       5,388,646
                                                                    ------------
        SOFTWARE--1.3%
  6,600 Electronic Arts..........................................        221,925
 17,500 McAfee Associates, Inc...................................      1,104,688
                                                                    ------------
                                                                       1,326,613
                                                                    ------------
        TELECOMMUNICATION--4.3%
  5,700 MCI Communications.......................................        218,203
 10,700 Paging Network, Inc.(c)..................................         93,953
 40,800 PairGain Technologies, Inc.(c)...........................        632,400
 23,900 QUALCOMM, Inc.(c)........................................      1,215,913
 33,700 Tellabs, Inc.(c).........................................      1,882,988
 13,200 Worldcom, Inc.(c)........................................        422,400
                                                                    ------------
                                                                       4,465,857
                                                                    ------------
        TOBACCO--1.6%
 38,100 Philip Morris Companies, Inc.............................      1,690,688
                                                                    ------------
        Total Common Stocks
         (Identified Cost $81,271,550)...........................    100,893,932
                                                                    ------------

---------------------------
SHORT TERM INVESTMENT--3.4%
---------------------------

    FACE
   AMOUNT
 $3,511,911 Associates Corp. North America
             6.10% 7/01/97.....................................      3,511,911
                                                                  ------------
            Total Short-Term Investment
             (Identified Cost $3,511,911)......................      3,511,911
                                                                  ------------
            Total Investments--100.1%
             (Identified Cost $84,783,461)(b)..................    104,405,843
            Other assets less liabilities......................        (63,670)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $104,342,173
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $84,783,461 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 23,695,258
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................     (4,072,876)
                                                                  ------------
            Net unrealized appreciation........................   $ 19,622,382
                                                                  ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................           $104,405,843
 Receivable for:
  Fund shares sold......................................                280,918
  Securities sold.......................................                139,995
  Dividends and interest................................                 59,061
  Foreign taxes.........................................                     45
                                                                   ------------
                                                                    104,885,862
LIABILITIES
 Payable for:
  Securities purchased..................................  $204,250
  Fund shares redeemed..................................   196,202
  Withholding taxes.....................................       419
  Miscellaneous.........................................       474
 Accrued expenses:
  Management fees.......................................   113,656
  Deferred trustees' fees...............................     2,494
  Other expenses........................................    26,194
                                                          --------
                                                                        543,689
                                                                   ------------
                                                                   $104,342,173
                                                                   ============
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................           $ 80,672,222
  Undistributed net investment loss.....................                (34,675)
  Accumulated net realized gains........................              4,082,244
  Unrealized appreciation on investments................             19,622,382
                                                                   ------------
NET ASSETS..............................................           $104,342,173
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($104,342,173 divided by 595,315 shares of beneficial
 interest)..............................................           $     175.27
                                                                   ============
Identified cost of investments..........................           $ 84,783,461
                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................            $  267,230(a)
 Interest..............................................                85,935
                                                                   ----------
                                                                      353,165
EXPENSES
 Management fees.......................................  $319,398
 Trustees' fees and expenses...........................    11,422
 Custodian.............................................    28,219
 Audit and tax services................................     3,796
 Legal.................................................     9,340
 Printing..............................................    27,465
 Miscellaneous.........................................     1,819
                                                         --------
   Total expenses......................................   401,459
   Less expenses assumed by the investment adviser.....   (13,619)    387,840
                                                         --------  ----------
NET INVESTMENT LOSS....................................               (34,675)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             2,919,801
 Unrealized appreciation on:
  Investments--net.....................................             7,051,374
                                                                   ----------
Net gain on investment transactions....................             9,971,175
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............            $9,936,500
                                                                   ==========

(a)Net of foreign taxes of: $414

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income (loss)......................  $     49,436  $    (34,675)
 Net realized gain on investments..................     4,796,759     2,919,801
 Unrealized appreciation on investments............     5,241,031     7,051,374
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    10,087,226     9,936,500
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................       (56,514)            0
 Net realized gain on investments..................    (4,542,510)            0
                                                     ------------  ------------
                                                       (4,599,024)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    40,573,027    24,515,697
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........        56,514             0
 Distributions from net realized gain..............     4,542,510             0
                                                     ------------  ------------
                                                       45,172,051    24,515,697
 Cost of shares redeemed...........................   (16,825,278)  (12,777,369)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    28,346,773    11,738,328
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    33,834,975    21,674,828
NET ASSETS
 Beginning of the period...........................    48,832,370    82,667,345
                                                     ------------  ------------
 End of the period.................................  $ 82,667,345  $104,342,173
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
 Beginning of the period...........................  $      6,362  $          0
                                                     ============  ============
 End of the period.................................  $          0  $    (34,675)
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       265,834       150,634
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........           313             0
 Distributions from net realized gain..............        22,968             0
                                                     ------------  ------------
                                                          289,115       150,634
 Redeemed..........................................      (108,338)      (78,919)
                                                     ------------  ------------
 Net change........................................       180,777        71,715
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                          APRIL 30, 1993(A)                            SIX MONTHS
                               THROUGH       YEAR     YEAR     YEAR      ENDED
                            DECEMBER 31,     ENDED    ENDED    ENDED    JUNE 30,
                                1993         1994     1995     1996       1997
                          ----------------- -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....       $100.00      $113.67  $112.77  $142.44   $ 157.88
                               -------      -------  -------  -------   --------
Income From Investment
 Operations
 Net Investment Income..          0.18         0.59     0.42     0.11      (0.06)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         14.56        (0.89)   33.80    24.88      17.45
                               -------      -------  -------  -------   --------
 Total From Investment
  Operations............         14.74        (0.30)   34.22    24.99      17.39
                               -------      -------  -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income.....         (0.18)       (0.60)   (0.40)   (0.13)      0.00
 Distributions From Net
  Realized Capital
  Gains.................         (0.67)        0.00    (4.15)   (9.42)      0.00
 Distributions From
  Paid-in Capital.......         (0.22)        0.00     0.00     0.00       0.00
                               -------      -------  -------  -------   --------
 Total Distributions....         (1.07)       (0.60)   (4.55)   (9.55)      0.00
                               -------      -------  -------  -------   --------
Net Asset Value, End of
 Period.................       $113.67      $112.77  $142.44  $157.88   $ 175.27
                               =======      =======  =======  =======   ========
TOTAL RETURN (%)........         14.74(b)     (0.27)   30.35    17.58      11.01 (b)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85(c)      0.84     0.85     0.85       0.85 (c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          0.46(c)      0.67     0.37     0.08      (0.07)(c)
Portfolio Turnover Rate
 (%)....................            21(c)        67       58       65         36 (c)
Average Commission
 Rate(d)................            --           --       --  $0.0508   $ 0.0503
Net Assets, End of
 Period (000)...........       $11,972      $25,622  $48,832  $82,667   $104,342
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          0.89(c)      0.84     1.06     0.92     0.88(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

DAVIS VENTURE VALUE SERIES
PORTFOLIO MANAGER: CHRISTOPHER C. DAVIS
DAVIS SELECTED ADVISERS, L.P.

[PICTURE APPEARS HERE]

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. The Series had six month and one year total returns of 18.77% and 38.76%, respectively. These numbers compare favorably to the Lipper Variable Growth and Income Fund Average of 15.81% and 28.12% over the same period.

Q. HOW DID YOU MANAGE THE SERIES DURING THE FIRST HALF OF 1997?

A. During the last six months we continued to see strong market returns, low unemployment and low inflation. Looking at the current investment climate we remain optimistic about the role of U.S.-style capitalism, the ability for com-panies to grow and prosper over time, and the impact of good management. Our approach is strictly long-term--that is, a 10 to 20 year time frame. And we judge every investment in relation to the risk-free return available from bonds. With U.S. Treasury Bonds now yielding around 7%, you could buy a zero coupon Treasury and double your money in 10 years or quadruple it in 20 years. That's a tough bogey for stocks. Yet over 70 years, stocks have compounded at more than 10% as an annual average.

Today, financial brand names are emerging as baby boomers enter their peak earning, saving and investing years. We have large investments in Wells Fargo and Travelers, both of which we purchased at less than 10 times earnings, and American Express--one of the great brand names worldwide--remains a top hold-ing. We also have a core investment in Citicorp which has performed well.

In the energy services area, Halliburton, Schlumberger, Burlington Resources and Smith International are among our holdings, and our largest technology holdings include Intel, Hewlett Packard and IBM.

First-rate pharmaceutical companies should also benefit as the baby boomers age. Our holdings in this sector include Merck, Pfizer and Eli Lilly, among others.

Q. WHAT IS YOUR INVESTMENT OUTLOOK?

A. Our vision is for the Dow Jones Industrial average to approach 10,000 around the turn of the century, punctuated by volatility and corrections along the way. There can, of course, be no assurance that this will occur. The Dow has gone from 1,000 to 7,000 very rapidly, and the percentage gains won't be what we're used to. The big question to ask after any market decline is: "And then what?" As long-term investors, we will undoubtedly be investing even through market drops, so that we are positioned to participate in the optimism that has always followed pessimism.

We never lose sight of the fact that our firm's 28-year track record has built as much by avoiding the big losers as by picking winners.

                 A $10,000 Investment Compared to the S&P 500

Average Annual Return


                            Venture            Lipper Variable
                             Value             Growth Fund/10/
            6 mos.*          18.77%               13.57%
            1 year           38.76%               23.67%
   Since Inception           29.91%                  n/a
  * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE DAVIS VENTURE VALUE SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                         Davis Venture
                         Value Series            S&P 500/18/
10/31/94                      10,000               10,000
12/31/94                       9,650                9,779
12/31/95                      13,441               13,449
12/31/96                      16,914               16,535
 6/30/97                      20,089               19,942

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Growth of capital.

START DATE: October 31, 1994

SIZE: $186 million as of June 30, 1997

MANAGER: Christopher C. Davis has been the manager of the Series since February 19, 1997. He was co-portfolio manager with Shelby M.C. Davis from October 1995 to February 1997.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--90.5% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
         AEROSPACE--1.2%
  43,000 Boeing Co. .............................................   $  2,281,688
                                                                    ------------
         AGRICULTURE--1.5%
 117,655 Archer-Daniels-Midland Co...............................      2,764,893
                                                                    ------------
         BANKS AND SAVINGS & LOANS--12.4%
  59,560 Banc One Corp...........................................      2,884,938
  66,800 BankAmerica Corp........................................      4,312,775
  10,200 Barnett Banks, Inc. ....................................        535,500
  34,180 Citicorp................................................      4,120,826
  28,500 First Bank Systems, Inc. ...............................      2,433,187
     500 First Union Corp. ......................................         46,250
  15,800 Golden West Financial Corp. ............................      1,106,000
  51,500 State Street Corp.......................................      2,381,875
  19,500 Wells Fargo & Co. ......................................      5,255,250
                                                                    ------------
                                                                      23,076,601
                                                                    ------------
         CONSUMER PRODUCTS--5.6%
     500 American Home Products Corp.............................         38,250
   7,100 Coca-Cola Co............................................        479,250
     900 Fortune Brands, Inc.....................................         33,581
     900 Gallaher Group (ADR)(c)(d)..............................         16,594
   2,600 General Electric Co. ...................................        169,975
  86,300 Masco Corp..............................................      3,603,025
  23,400 Nestle S.A. (ADR)(d)....................................      1,545,713
 104,100 Philip Morris Companies, Inc. ..........................      4,619,438
                                                                    ------------
                                                                      10,505,826
                                                                    ------------
         DIVERSIFIED FINANCIAL SERVICES--5.0%
  85,100 American Express Co. ...................................      6,339,950
  73,900 Federal Home Loan Mortgage Corp.........................      2,540,313
   9,700 TCF Financial Corp. ....................................        478,937
                                                                    ------------
                                                                       9,359,200
                                                                    ------------
         DRILLING--1.5%
   2,700 Nabors Industries, Inc.(c)..............................         67,500
  40,200 Smith International, Inc.(c)............................      2,442,150
                                                                    ------------
                                                                       2,509,650
                                                                    ------------
         ELECTRIC--0.0%
     200 New England Elecricial Systems..........................          7,400
                                                                    ------------
         ENERGY--6.7%
     400 Amerada Hess Corp.......................................         22,225
     300 Amoco Corp..............................................         26,081
   1,000 Atlantic Richfield Co...................................         70,500
  52,100 Burlington Resources, Inc...............................      2,298,913
   1,700 Chevron Corp............................................        125,694
   5,300 Exxon Corp. ............................................        325,950
  34,400 Evi, Inc.(c)............................................      1,444,800
  54,900 Halliburton Co..........................................      4,350,825
     600 Mobil Corp..............................................         41,925
  46,264 Noble Affiliates, Inc. .................................      1,789,838
  16,200 Schlumberger, Ltd. .....................................      2,025,000
     500 Sonat, Inc..............................................         25,625
                                                                    ------------
                                                                      12,547,376
                                                                    ------------
         ENTERTAINMENT--0.5%
  11,700 Walt Disney Co..........................................        938,925
                                                                    ------------
         FOOD & RESTAURANT--3.4%
 117,400 McDonald's Corp. .......................................      5,671,888
  28,550 Tyson Foods Inc.........................................        546,019
                                                                    ------------
                                                                       6,217,907
                                                                    ------------
         HOUSING & BUILDING MATERIALS--1.2%
  67,900 Martin Marietta Materials, Inc. ........................      2,198,262
                                                                    ------------
         INFORMATION SERVICES--0.0%
     100 Cognizant Corp..........................................          4,050
                                                                    ------------
         INTERNATIONAL CLOSED-END INVESTMENT COMPANY--0.5%
  92,434 Morgan Stanley Asia Pacific Fund, Inc. .................        970,557
                                                                    ------------
         INVESTMENT FIRMS--4.5%
  29,400 Donaldson Lufkin & Jenrette, Inc. ......................      1,756,650
  17,800 J.P. Morgan & Co., Inc..................................      1,857,875
 110,355 Morgan Stanley/Dean Witter..............................      4,752,162
                                                                    ------------
                                                                       8,366,687
                                                                    ------------
         LIFE INSURANCE--1.4%
  53,800 SunAmerica, Inc.........................................      2,622,750
                                                                    ------------
         MANUFACTURING--0.0%
     200 Dow Chemical Co. .......................................         17,425
     800 Maytag Corp. ...........................................         20,900
                                                                    ------------
                                                                          38,325
                                                                    ------------
         MARKETING ANALYSIS--0.7%
      33 ACNeilson Corp.(c)......................................            648
  33,800 Sun Microsystems, Inc...................................      1,257,994
                                                                    ------------
                                                                       1,258,642
                                                                    ------------
         OIL--0.5%
  14,500 British Petrol (ADR)(d).................................      1,085,687
  27,100 Tosco Corp..............................................        811,306
                                                                    ------------
                                                                       1,896,993
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        PAPER PRODUCTS--0.9%
 21,600 Fort Howard Corp.(c).....................................   $  1,093,500
    300 International Paper Co. .................................         14,569
  9,400 Kimberly-Clark Corp......................................        467,650
    400 Union Camp Corp..........................................         20,000
                                                                    ------------
                                                                       1,595,719
                                                                    ------------
        PHARMACEUTICAL AND HEALTH CARE--6.0%
 14,500 Bristol-Myers Squibb Co. ................................      1,174,500
  9,900 Eli Lilly & Co. .........................................      1,082,194
 12,200 Johnson & Johnson........................................        785,375
  5,500 Merck & Co...............................................        569,250
 16,300 Novartis AG (ADR)(c)(d)..................................      1,306,038
 20,100 Pfizer, Inc. ............................................      2,401,950
 41,000 SmithKline Beecham (ADR)(d)..............................      3,756,625
                                                                    ------------
                                                                      11,075,932
                                                                    ------------
        PROPERTY/CASUALTY INSURANCE--12.0%
 39,581 The Allstate Corp. ......................................      2,889,413
  8,000 American International Group, Inc. ......................      1,195,000
 25,700 W.R. Berkley Corp. ......................................      1,513,087
 34,800 Chubb Corp...............................................      2,327,250
 32,074 General Re Corp..........................................      5,837,468
 19,400 Progressive Corp.........................................      1,687,800
 17,800 Transatlantic Holdings, Inc. ............................      1,766,650
 62,433 The Travelers Group, Inc.................................      3,937,181
 28,200 20th Century Industries, Inc.(c).........................        592,200
 15,800 UNUM Corp. ..............................................        663,600
                                                                    ------------
                                                                      22,409,649
                                                                    ------------
        PUBLISHING--1.6%
    100 Dun & Bradstreet Corp....................................          2,625
 20,500 Gannet Co., Inc. ........................................      2,024,375
 19,400 Tribune Co. .............................................        932,413
                                                                    ------------
                                                                       2,959,413
                                                                    ------------
        RAILROAD--4.8%
 58,800 Burlington Northern Santa Fe.............................      5,284,650
 29,000 Illinois Central Corp....................................      1,013,187
 33,600 Union Pacific Corp.......................................      2,368,800
                                                                    ------------
                                                                       8,666,637
                                                                    ------------
        REAL ESTATE--2.7%
  9,280 Crescent Operations, Inc.................................        111,360
 92,800 Crescent Real Estate Equities............................      2,946,400
 10,300 Federal Realty Investment Trust..........................        278,100
  2,400 Kimco Realty Corp. ......................................         76,200
  5,900 Mid-Atlantic Realty Trust................................         66,375
  6,300 Saul Centers, Inc........................................        108,675
 11,100 United Dominion Realty Trust, Inc. ......................        157,481
 16,200 Vornado Realty Trust.....................................      1,168,425
  3,300 Weingarten Realty........................................        139,425
                                                                    ------------
                                                                       5,052,441
                                                                    ------------
        RETAIL--0.5%
 17,200 Harcourt General, Inc....................................        819,150
                                                                    ------------
        TECHNOLOGY--10.8%
115,200 Hewlett-Packard Co. .....................................      6,451,200
 27,600 Intel Corp...............................................      3,914,025
 81,700 International Business Machines..........................      7,368,319
 45,100 Komag, Inc.(c)...........................................        738,512
  5,350 Molex, Inc. .............................................        195,275
 14,400 Novellus Systems, Inc.(c)................................      1,245,600
  6,100 Seagate Technology(c)....................................        214,644
                                                                    ------------
                                                                      20,127,575
                                                                    ------------
        TELECOMMUNICATIONS--3.5%
 89,700 Airtouch Communications, Inc.(c).........................      2,455,538
  4,852 Globalstar Telecommunications(c).........................        148,592
 18,300 Loral Space Communications(c)............................        274,500
 32,600 Motorola, Inc. ..........................................      2,477,600
    300 SBC Communications, Inc. ................................         18,562
 64,700 360 Communications Co.(c)................................      1,107,987
                                                                    ------------
                                                                       6,482,779
                                                                    ------------
        UTILITIES--1.1%
    300 Carolina Power & Light Co. ..............................         10,762
 40,000 Cooper Cameron Corp.(c)..................................      1,870,000
    300 Duke Power Co............................................         14,381
    200 Edison International.....................................          4,975
    100 Enova Corp. .............................................          2,406
    600 Southern Co..............................................         13,125
    200 Wisconsin Energy Corp. ..................................          4,975
                                                                    ------------
                                                                       1,920,624
                                                                    ------------
        WASTE MANAGEMENT--0.0%
    400 Waste Management International (ADR)(d)..................         12,850
                                                                    ------------
        Total Common Stocks
         (Identified Cost $128,526,355)..........................    168,688,501
                                                                    ------------

----------------------
PREFERRED STOCKS--0.5%
----------------------

   4,420 Airtouch Communications, Inc.,
          Class B, 6.000%........................................        125,970
   2,896 Airtouch Communications, Inc.,
          Class C, 4.250%........................................        139,008
   1,600 Banc One Corp., $3.50, Series C.........................        148,800
   6,800 Devon Financing Trust, 6.500%...........................        477,700
   2,000 Vornada Realty Trust....................................        106,000
                                                                    ------------
         Total Preferred Stocks
          (Identified Cost $932,865).............................        997,478
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------
SHORT-TERM INVESTMENTS--8.7%
----------------------------


    FACE
   AMOUNT                                                          VALUE (A)
 $ 5,490,000 Federal Home Loan Mortgage,
              5.420%, 7/03/97..................................   $  5,488,347
  10,660,000 Federal Home Loan Bank,
              5.470%, 7/03/97..................................     10,656,760
                                                                  ------------
             Total Short-Term Investment
              (Identified Cost $16,145,107)....................     16,145,107
                                                                  ------------
             Total Investments--99.7%
              (Identified Cost $145,604,327)(b)................    185,831,086
             Other assets less liabilities(e)..................        601,771
                                                                  ------------
             TOTAL NET ASSETS--100%............................   $186,432,857
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $145,604,327 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost ...................................   $ 41,101,528
             Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value .................................       (874,769)
                                                                  ------------
             Net unrealized appreciation.......................   $ 40,226,759
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Including deposits in foreign denominated currencies with a value of $25,381 and a cost of $24,455.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $185,831,086
 Cash....................................................                  6,074
 Foreign cash at value...................................                 25,381
 Receivable for:
  Fund shares sold.......................................                838,843
  Securities sold........................................                689,485
  Dividends and interest.................................                180,769
  Foreign taxes..........................................                  3,179
  Miscellaneous..........................................                 12,323
 Unamortized organization................................                  4,691
                                                                    ------------
                                                                     187,591,831
 Payable for:
  Securities purchased...................................  $736,444
  Fund shares redeemed...................................   243,607
 Accrued expenses:
  Management fees........................................   128,583
  Deferred trustees' fees................................     1,964
  Other expenses.........................................    48,376
                                                           --------
                                                                       1,158,974
                                                                    ------------
                                                                    $186,432,857
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $142,541,141
  Undistributed net investment income....................                715,526
  Accumulated net realized gains.........................              2,948,440
  Unrealized appreciation on investments and foreign
   currency..............................................             40,227,750
                                                                    ------------
NET ASSETS...............................................           $186,432,857
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($186,432,857 divided by 9,757,678 shares of beneficial
 interest)...............................................           $      19.11
                                                                    ============
Identified cost of investments...........................           $145,604,327
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.........................................               $   963,662(a)
 Interest..........................................                   373,232
                                                                  -----------
                                                                    1,336,894
EXPENSES
 Management fees...................................  $   554,852
 Trustees' fees and expenses.......................       14,125
 Custodian.........................................       33,032
 Audit and tax services............................        6,211
 Legal.............................................        9,340
 Printing..........................................       18,308
 Amortization of organization expenses.............          997
 Miscellaneous.....................................        1,820
                                                     -----------
   Total expenses..................................                   638,685
                                                                  -----------
NET INVESTMENT INCOME..............................                   698,209
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain on:
  Investments--net.................................    2,689,611
                                                     -----------
 Unrealized appreciation (depreciation) on:
  Investments--net.................................   22,015,796
  Foreign currency transactions--net...............          (26)
                                                     -----------
   Total unrealized appreciation on investments and
    foreign currency transactions..................   22,015,770
                                                     -----------
 Net gain on investment transactions...............                24,705,381
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........               $25,403,590
                                                                  ===========

(a)Net of foreign taxes of: $6,983

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DAVIS VENTURE VALUE SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    833,527  $    698,209
 Net realized gain on investments..................     1,885,474     2,689,611
 Unrealized appreciation on investments, and
  foreign currency transactions....................    14,269,167    22,015,770
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    16,988,168    25,403,590
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (818,557)            0
 Net realized gain on investments..................    (1,709,985)            0
                                                     ------------  ------------
                                                       (2,528,542)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    73,335,902    68,940,005
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       818,557             0
 Distributions from net realized gain..............     1,709,985             0
                                                     ------------  ------------
                                                       75,864,444    68,940,005
 Cost of shares redeemed...........................   (17,180,011)  (16,099,764)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    58,684,433    52,840,241
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    73,144,059    78,243,831
NET ASSETS
 Beginning of the period...........................    35,044,967   108,189,026
                                                     ------------  ------------
 End of the period.................................  $108,189,026  $186,432,857
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $      3,911  $     17,317
                                                     ============  ============
 End of the period.................................  $     17,317  $    715,526
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................     5,082,303     3,959,185
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        49,916             0
 Distributions from net realized gain..............       106,943             0
                                                     ------------  ------------
                                                        5,239,162     3,959,185
 Redeemed..........................................    (1,190,115)     (924,976)
                                                     ------------  ------------
 Net change........................................     4,049,047     3,034,209
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                             OCTOBER 31, 1994(A)                    SIX MONTHS
                                   THROUGH        YEAR      YEAR      ENDED
                                DECEMBER 31,      ENDED    ENDED     JUNE 30,
                                    1994          1995      1996       1997
                             ------------------- -------  --------  ----------
Net Asset Value, Beginning
 of Period.................        $10.00        $  9.62  $  13.10   $  16.09
                                   ------        -------  --------   --------
Income From Investment
 Operations
 Net Investment Income.....          0.03           0.10      0.13       0.07
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         (0.38)          3.68      3.26       2.95
                                   ------        -------  --------   --------
 Total From Investment
  Operations...............         (0.35)          3.78      3.39       3.02
                                   ------        -------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income........         (0.03)         (0.10)    (0.13)      0.00
 Distributions From Net
  Realized Capital Gains...          0.00          (0.20)    (0.27)      0.00
                                   ------        -------  --------   --------
 Total Distributions.......         (0.03)         (0.30)    (0.40)      0.00
                                   ------        -------  --------   --------
Net Asset Value, End of
 Period....................        $ 9.62        $ 13.10  $  16.09   $  19.11
                                   ======        =======  ========   ========
TOTAL RETURN (%)...........         (3.50)(b)      39.28     25.84      18.77(b)
Ratio of Operating Expenses
 to Average Net Assets (%).          0.90 (c)       0.90      0.90       0.90(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%)................          2.54 (c)       1.39      1.25       1.08(c)
Portfolio Turnover Rate
 (%).......................             1 (c)         20        18         25(c)
Average Commission Rate
 (d).......................            --             --  $ 0.0599   $ 0.0600
Net Assets, End of Period
 (000).....................        $3,371        $35,045  $108,189   $186,433
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense
 agreement described in
 Note 4 to the Financial
 Statements would have been
 (%).......................          3.97 (c)       1.51      0.96       0.90(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

WESTPEAK GROWTH & INCOME SERIES
PORTFOLIO MANAGERS: GERALD H. SCRIVER AND PHILIP J. COOPER WESTPEAK INVESTMENT ADVISORS, L.P.

[PICTURE APPEARS HERE]                      [PICTURE APPEARS HERE]


Q. HOW DID THE WESTPEAK GROWTH AND INCOME SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. Westpeak Growth and Income Series generated a total return of 19.35% in the six months ended June 30, 1997. The Series' performance falls just below that of its benchmark, the S&P 500/18/, which posted a 20.59% return.

We're pleased to report that Lipper Analytical Services, an independent mutual Series' tracking service, ranked Westpeak Growth & Income Series #7 out of 96 in the Lipper Growth and Income Variable Insurance peer group for its one-year performance and 13th out of 57 for three-year performance through June 30, 1997. Past performance is no guarantee of future return.

One of our goals is to adjust the portfolio in favor of growth stocks when it seems appropriate to do so, and to favor value stocks when the market seems poised to shift toward them. The Series' strong first-half return came in large part from our decision to tilt the portfolio away from so-called high momentum stocks and toward companies with attractive value credentials. This positioning of the Series' portfolio--more exposure to value investments and less to growth--began to take shape a year ago, and some modification remains underway.

Q. WHAT WERE THE KEY STRATEGIC AND PORTFOLIO CHANGES DURING THIS PERIOD?

A. At the start of the period, we felt that the economy would stay strong, based on upward trends in consumer confidence and several other key indicators. In fact, first quarter growth widely exceeded expectations as consumers, buoyed by vigorous employment prospects, continued to spend.

Interestingly, most stocks have not participated in this year's dramatic gains. According to our analysis, sharp price rises in a small number of very large company stocks--no more than 20-- account for the bulk of the increases in the widely publicized market averages. During the early part of the year, the Se-ries was slightly underweight in these stocks compared to the S&P 500.

Among our more successful holdings during the last six months were "baby bells" Ameritech and Bell Atlantic, computer manufacturers IBM and Compaq, and various other companies, such as BankAmerica, Royal Dutch and Unilever.

The Series' underweighting in growth stocks helped the portfolio in the first quarter. By the second quarter, however, we began to view them more favorably, and increased participation in that sector. To help manage price risk, we fo-cused on variables such as return-on-equity, future earnings prospects, short and long-term profit history and trends in Wall Street's earnings estimates for each company.

Q. WHAT IS YOUR MARKET OUTLOOK AND WHAT DOES IT IMPLY FOR THE SERIES?

A. During the second quarter economic growth slowed, a trend we believe will continue. We have begun to detect signs of wage inflation, an economic compo-nent that the Federal Reserve watches closely. If that trend continues, a sec-ond hike in short-term interest rates could follow.

We believe the market will slow during the second half of the year. However, a sharp drop seems unlikely unless the Fed aggressively raises interest rates. If the economy slows in the near term, the likelihood of rate increases would di-minish.

We plan to pursue growth opportunities where they are available at reasonable prices. Any decline in stock prices would create more attractive buying oppor-tunities; in this case, we will become more aggressive in our pursuit of long-term growth for 1998 and beyond.

             A 10,000 Investment Compared to the S&P 500 Index/18/

Average Annual Return


                             Growth          Lipper Variable Growth
                            & Income       and Income Fund Average/12/
          6 mos.*             19.35%              15.81%
          1 year              34.62%              28.12%
 Since Inception              20.44%                 n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE GROWTH AND INCOME SERIES COMPARED TO THE SAME INVESTMENT IN THE S&P
500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                               Growth and
                              Income Series          S&P 500/18/
 4/30/93                            10,000             10,000
12/31/93                            11,424             10,807
12/31/94                            11,286             10,949
12/31/95                            15,402             15,058
12/31/96                            18,189             18,513
 6/30/97                            21,709             22,327

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Long-term total return through investment in equity securities.

START DATE: May 1, 1993

SIZE: $115 million as of June 30, 1997

MANAGERS: Gerald Scriver and Philip Cooper. Mr. Scriver and Mr. Cooper have managed the Series from its inception in 1993; they also have managed Westpeak Stock Index Series since August 1993 and New England Growth Opportunities Fund since May 1, 1995. Mr. Scriver joined Westpeak in June, 1991 and Mr. Cooper joined Westpeak in December 1991.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--96.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)
        AEROSPACE--2.1%
  4,400 Boeing Co. ...............................................   $   233,475
 25,600 United Technologies Corp. ................................     2,124,800
                                                                     -----------
                                                                       2,358,275
                                                                     -----------
        AIRLINES--2.9%
 22,700 AMR, Corp.(c).............................................     2,099,750
  1,100 Delta Airlines, Inc. .....................................        90,200
 15,300 UAL, Inc.(c)..............................................     1,094,906
                                                                     -----------
                                                                       3,284,856
                                                                     -----------
        AUTOMOTIVE & RELATED--1.6%
 29,000 Chrysler Corp. ...........................................       951,562
 16,500 General Motors Corp. .....................................       918,844
                                                                     -----------
                                                                       1,870,406
                                                                     -----------
        BANKS--6.6%
 41,000 BankAmerica Corp. ........................................     2,647,063
  2,300 First Union Corp. ........................................       212,750
 38,600 NationsBank Corp. ........................................     2,489,700
 40,000 Popular, Inc. ............................................     1,615,000
  5,800 Republic New York Corp. ..................................       623,500
                                                                     -----------
                                                                       7,588,013
                                                                     -----------
        BUSINESS SERVICES--5.0%
 84,150 Comdisco, Inc. ...........................................     2,187,900
 25,400 Manpower, Inc. ...........................................     1,130,300
 23,500 Omnicom Group.............................................     1,448,187
 30,900 Pittston Brinks Group.....................................       927,000
                                                                     -----------
                                                                       5,693,387
                                                                     -----------
        CHEMICALS--3.0%
  4,600 Albemarle Corp. ..........................................        96,888
 22,500 Dow Chemical Co. .........................................     1,960,312
 21,800 Lubrizol Corp. ...........................................       914,237
  5,800 Rohm & Haas Co. ..........................................       522,363
                                                                     -----------
                                                                       3,493,800
                                                                     -----------
        COMPUTER SOFTWARE & SERVICES--0.2%
  7,500 Adobe Systems, Inc. ......................................       262,969
                                                                     -----------
        COMPUTERS & BUSINESS EQUIPMENT--2.7%
  7,900 Compaq Computer Corp.(c)..................................       784,075
 17,400 International Business Machines...........................     1,569,262
 16,900 Lexmark International Group, Inc.(c)......................       513,338
 11,800 Quantum Corp.(c)..........................................       239,688
                                                                     -----------
                                                                       3,106,363
                                                                     -----------
        CONSUMER DURABLES--0.1%
  2,400 HON Industries, Inc. .....................................       106,200
                                                                     -----------
        DOMESTIC OIL--0.0%
    300 Amoco Corp. ..............................................        26,081
                                                                     -----------
        DRUGS--8.9%
 20,400 Abbott Laboratories.......................................     1,361,700
  7,900 Amgen, Inc. ..............................................       459,188
 34,875 Bergen Brunswig Corp. ....................................       972,141
 14,700 Bristol-Myers & Squibb Co. ...............................     1,190,700
  6,600 McKesson Corp. ...........................................       511,500
 13,800 Merck & Co. ..............................................     1,428,300
  4,600 Pfizer, Inc. .............................................       549,700
  9,300 Rhone Poulenc Rorer, Inc. ................................       845,137
 31,600 Schering-Plough Corp. ....................................     1,512,850
 11,700 Warner-Lambert Co. .......................................     1,453,725
                                                                    ------------
                                                                      10,284,941
                                                                    ------------
        ELECTRIC UTILITIES--1.7%
 52,600 Pinnacle West Capital Corp. ..............................     1,581,287
 13,000 Public Service Enterprise Group...........................       325,000
                                                                    ------------
                                                                       1,906,287
                                                                    ------------
        ELECTRONICS--3.9%
  6,600 Intel Corp. ..............................................       935,962
 57,075 Molex, Inc. ..............................................     2,083,237
  8,600 Motorola, Inc. ...........................................       653,600
  5,800 SCI Systems, Inc.(c)......................................       369,750
  7,700 Tektronix, Inc. ..........................................       462,000
                                                                    ------------
                                                                       4,504,549
                                                                    ------------
        FINANCE--2.7%
 27,700 Bear Stearns Companies, Inc. .............................       946,994
  6,200 Donaldson, Lufkin & Jenrette, Inc. .......................       370,450
 24,200 Lehman Brothers Holdings, Inc. ...........................       980,100
 14,400 Salomon, Inc. ............................................       801,000
                                                                    ------------
                                                                       3,098,544
                                                                    ------------
        FOOD & BEVERAGES--5.4%
 43,300 Archer-Daniels-Midland Co. ...............................     1,017,550
  6,700 CPC International, Inc. ..................................       618,494
 28,800 IBP, Inc. ................................................       669,600
 33,900 Quaker Oats Co. ..........................................     1,521,263
 19,450 Tyson Foods, Inc. del.....................................       371,981
  9,300 Unilever N.V. ............................................     2,027,400
                                                                    ------------
                                                                       6,226,288
                                                                    ------------
        FOREIGN OIL RESERVES--0.1%
  1,600 Kerr-McGee Corp. .........................................       101,400
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.5%
  9,300 National Fuel Gas Co. ....................................       390,019
  5,000 Nicor, Inc. ..............................................       179,375
                                                                    ------------
                                                                         569,394
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        HEALTH CARE--7.5%
 25,700 Beckman Instruments, Inc. ...............................   $  1,240,025
 68,300 Beverly Enterprises, Inc.(c).............................      1,109,875
  3,800 Columbia HCA/Healthcare Corp. ...........................        149,388
 42,000 Johnson & Johnson........................................      2,703,750
 71,175 Tenet Healthcare Corp.(c)................................      2,104,111
  3,000 United Healthcare Corp. .................................        156,000
 26,000 Wellpoint Health Networks, Inc.(c).......................      1,192,750
                                                                    ------------
                                                                       8,655,899
                                                                    ------------
        INSURANCE--5.3%
  7,600 Allstate Corp. ..........................................        554,800
  4,300 AMBAC, Inc. .............................................        328,413
 13,100 CIGNA Corp. .............................................      2,325,250
 23,900 Everest Reinsurance Holdings.............................        947,037
 14,700 Loews Corp. .............................................      1,471,837
 16,350 Old Republic International Corp. ........................        495,609
                                                                    ------------
                                                                       6,122,946
                                                                    ------------
        INTERNATIONAL OIL--2.4%
  3,600 Chevron Corp. ...........................................        266,175
 40,000 Exxon Corp. .............................................      2,460,000
                                                                    ------------
                                                                       2,726,175
                                                                    ------------
        LIFE INSURANCE--0.4%
  5,600 American National Insurance Co. .........................        499,800
                                                                    ------------
        LIQUOR--0.9%
 26,600 Fortune Brands, Inc. ....................................        992,512
                                                                    ------------
        MEDIA & ENTERTAINMENT--1.5%
 15,300 Clear Channel Communications(c)..........................        940,950
 23,100 King World Productions, Inc. ............................        808,500
                                                                    ------------
                                                                       1,749,450
                                                                    ------------
        METAL--1.2%
 16,600 ASARCO, Inc. ............................................        508,375
 10,500 Phelps Dodge Corp. ......................................        894,469
                                                                    ------------
                                                                       1,402,844
                                                                    ------------
        MISCELLANEOUS--0.1%
  5,400 American Water Works, Inc. ..............................        115,425
                                                                    ------------
        MORTGAGE--0.5%
 11,900 Federal National Mortgage Association....................        519,138
                                                                    ------------
        OIL--2.3%
 49,600 Royal Dutch Petroleum Co. ...............................      2,697,000
                                                                    ------------
        OIL SERVICE--0.9%
  8,400 Noble Drilling Corp.(c)..................................        189,525
  2,600 Smith International, Inc.(c).............................        157,950
 30,600 Union Texas Peteroleum Holdings, Inc. ...................        640,688
                                                                    ------------
                                                                         988,163
                                                                    ------------
        PAPER & FOREST PRODUCTS--0.3%
  8,000 Rayonier, Inc. ..........................................        336,500
                                                                    ------------
        PHOTOGRAPHY--0.2%
  2,400 Eastman Kodak Co. .......................................        184,200
                                                                    ------------
        PRODUCER OF GOODS--9.5%
 24,500 Caterpillar, Inc. .......................................      2,630,687
 33,200 Cummins Engine, Inc. ....................................      2,342,675
 19,600 Harsco Corp. ............................................        793,800
  9,600 Illinois Tool Works, Inc. ...............................        479,400
 40,300 Ingersoll-Rand Co. ......................................      2,488,525
  4,500 Lancaster Colony Corp. ..................................        217,688
  6,400 Lucent Technologies, Inc. ...............................        461,200
 38,400 Premark International, Inc. .............................      1,027,200
 14,400 Timken Co. ..............................................        512,100
                                                                    ------------
                                                                      10,953,275
                                                                    ------------
        PUBLISHING--0.7%
 39,200 Moore Corp., Ltd. .......................................        771,750
                                                                    ------------
        RAILROAD & EQUIPMENT--0.5%
  8,700 Kansas City Southern Industries, Inc. ...................        561,150
                                                                    ------------
        RETAIL--2.7%
 19,000 Dayton Hudson Corp. .....................................      1,010,562
 30,600 Sears Roebuck & Co. .....................................      1,644,750
 17,800 TJX Companies, Inc. .....................................        469,475
                                                                    ------------
                                                                       3,124,787
                                                                    ------------
        RETAIL--FOOD & DRUG--1.3%
 31,000 American Stores Co. .....................................      1,530,625
                                                                    ------------
        SOAPS--0.8%
 19,500 Ecolab, Inc. ............................................        931,125
                                                                    ------------
        STEEL--1.5%
 49,700 USX-U.S. Steel Group.....................................      1,742,606
                                                                    ------------
        TELECOMMUNICATION--7.6%
 56,100 AT&T Corp. ..............................................      1,967,006
 28,000 Ameritech Corp. .........................................      1,902,250
 24,600 Bell Atlantic Corp. .....................................      1,866,525
 22,400 BellSouth Corp. .........................................      1,038,800
 23,800 MCI Communications Corp. ................................        911,094
  9,900 Sprint Corp. ............................................        520,988
 14,300 U.S. West, Inc. .........................................        538,931
                                                                    ------------
                                                                       8,745,594
                                                                    ------------
        TOBACCO--1.1%
  2,000 Philip Morris Companies, Inc. ...........................         88,750
 35,600 RJR Nabisco Holdings Corp. ..............................      1,174,800
                                                                    ------------
                                                                       1,263,550
                                                                    ------------
        Total Common Stocks
         (Identified Cost $90,491,771)...........................    111,096,267
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------
SHORT-TERM INVESTMENT--3.2%
---------------------------


    FACE
   AMOUNT                                VALUE (A)
 $3,679,000 Repurchase agreement with
             State Street Bank &
             Trust Company dated
             6/30/97 at 5.000% to be
             repurchased at
             $3,679,511 on 7/1/97.
             Collateralized by
             $3,555,000 U.S. Treasury
             Bond 7.250% due 5/15/16
             with a value of
             $3,753,301..............   $  3,679,000
                                        ------------
            Total Short-Term
             Investment
             (Identified cost
             $3,679,000)...............    3,679,000
                                        ------------
            Total Investments--99.8%
             (Identified cost
             $94,170,771)(b).........    114,775,267
            Other assets less
             liabilities.............        220,445
                                        ------------
            TOTAL NET ASSETS--100%...   $114,995,712
                                        ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30,1997 the net unrealized appreciation on investments based on cost of $94,170,771 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation
             for all investments in which there is an
             excess of value over tax cost............   $ 21,090,380
            Aggregate gross unrealized depreciation
             for all investments in which there in an
             excess of tax cost over value............       (485,884)
                                                         ------------
            Net unrealized appreciation...............   $ 20,604,496
                                                         ============

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $114,775,267
 Cash....................................................                    168
 Receivable for:
  Fund shares sold.......................................                292,936
  Dividends and interest.................................                158,077
                                                                    ------------
                                                                     115,226,448
LIABILITIES
 Payable for:
  Fund shares redeemed...................................  $ 80,645
  Withholding taxes......................................     1,382
  Miscellaneous..........................................       471
 Accrued expenses:
  Management fees........................................   111,702
  Deferred trustees' fees................................     2,622
  Other expenses.........................................    33,914
                                                           --------
                                                                         230,736
                                                                    ------------
                                                                    $114,995,712
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $ 85,535,328
  Undistributed net investment income....................                694,529
  Accumulated net realized gains.........................              8,161,359
  Unrealized appreciation on investments.................             20,604,496
                                                                    ------------
NET ASSETS...............................................           $114,995,712
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($114,995,712 divided by 634,854 shares of beneficial
 interest)...............................................           $     181.14
                                                                    ============
Identified cost of investments...........................           $ 94,170,771
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................           $ 1,023,565(a)
 Interest..............................................                72,574
                                                                  -----------
                                                                    1,096,139
EXPENSES
 Management fees.......................................  $332,622
 Trustees' fees and expenses...........................    11,533
 Custodian.............................................    21,185
 Audit and tax services................................     3,796
 Legal.................................................     9,340
 Printing..............................................    21,785
 Miscellaneous.........................................     1,818
                                                         --------
   Total expenses......................................               402,079
                                                                  -----------
NET INVESTMENT INCOME..................................               694,060
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net.....................................             6,023,834
 Unrealized appreciation on:
  Investments--net.....................................            10,676,226
                                                                  -----------
Net gain on investment transactions....................            16,700,060
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $17,394,120
                                                                  ===========

(a)Net of foreign taxes of: $13,697

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK GROWTH & INCOME SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    890,831  $    694,060
 Net realized gain on investments..................     8,163,321     6,023,834
 Unrealized appreciation on investments............     2,277,386    10,676,226
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    11,331,538    17,394,120
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (904,227)            0
 Net realized gain on investments..................    (6,507,691)            0
                                                     ------------  ------------
                                                       (7,411,918)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    35,852,491    28,057,500
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       904,227             0
 Distributions from net realized gain..............     6,507,691             0
                                                     ------------  ------------
                                                       43,264,409    28,057,500
 Cost of shares redeemed...........................   (12,982,923)  (12,786,051)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    30,281,486    15,271,449
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    34,201,106    32,665,569
NET ASSETS
 Beginning of the period...........................    48,129,037    82,330,143
                                                     ------------  ------------
 End of the period.................................  $ 82,330,143  $114,995,712
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     13,865  $        469
                                                     ============  ============
 End of the period.................................  $        469  $    694,529
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       239,114       171,272
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         5,851             0
 Distributions from net realized gain..............        42,976             0
                                                     ------------  ------------
                                                          287,941       171,272
 Redeemed..........................................       (86,095)      (78,867)
                                                     ------------  ------------
 Net change........................................       201,846        92,405
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                          APRIL 30, 1993(A)                            SIX MONTHS
                               THROUGH       YEAR     YEAR     YEAR      ENDED
                            DECEMBER 31,     ENDED    ENDED    ENDED    JUNE 30,
                                1993         1994     1995     1996       1997
                          ----------------- -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....       $100.00      $112.32  $109.03  $141.31   $ 151.77
                               -------      -------  -------  -------   --------
Income From Investment
 Operations
Net Investment Income...          0.92         1.90     1.77     1.78       1.09
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........         13.33        (3.25)   37.91    23.69      28.28
                               -------      -------  -------  -------   --------
Total From Investment
 Operations.............         14.25        (1.35)   39.68    25.47      29.37
                               -------      -------  -------  -------   --------
Less Distributions
Distributions From Net
 Investment Income......         (0.92)       (1.92)   (1.71)   (1.82)      0.00
Distributions From Net
 Realized Capital Gains.         (1.00)        0.00    (5.69)  (13.19)      0.00
Distributions in Excess
 of Net Realized Capital
 Gains..................         (0.01)        0.00     0.00     0.00       0.00
Distributions From Paid-
 in Capital.............          0.00        (0.02)    0.00     0.00       0.00
                               -------      -------  -------  -------   --------
Total Distributions.....         (1.93)       (1.94)   (7.40)  (15.01)      0.00
                               -------      -------  -------  -------   --------
Net Asset Value, End of
 Period.................       $112.32      $109.03  $141.31  $151.77   $ 181.14
                               =======      =======  =======  =======   ========
TOTAL RETURN (%)........         14.24(b)     (1.21)   36.46    18.10      19.35(b)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............          0.85(c)      0.85     0.85     0.85       0.85(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............          2.16(c)      2.30     1.63     1.40       1.45(c)
Portfolio Turnover Rate
 (%)....................            49(c)       133       92      104         80(c)
Average Commission
 Rate(d)................            --           --       --  $0.0344   $ 0.0329
Net Assets, End of
 Period (000)...........       $ 9,082      $22,934  $48,129  $82,330   $114,996
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............          0.94(c)      0.86     1.06     0.91       0.85(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

WESTPEAK STOCK INDEX SERIES
PORTFOLIO MANAGERS: GERALD H. SCRIVER AND PHILIP J. COOPER
WESTPEAK INVESTMENT ADVISORS, L.P.

[PICTURE APPEARS HERE]                         [PICTURE APPEARS HERE]

Q. HOW DID THE SERIES' PERFORM DURING THE FIRST HALF OF 1997?

A. The Westpeak Stock Index returned 20.13% compared to 20.59% posted by the S&P 500 Index/18/ for the six months ended June 30, 1997. For the one-year period the Series has returned 33.90% as compared to the S&P 500 Index/18/ return of 34.62%.

Q. HOW WAS THE SERIES MANAGED DURING THE FIRST SIX MONTHS?

A. The Series is managed so as to track the performance of the S&P 500 Index. Westpeak's approach is to seek and emulate the S&P 500 Index by owning a majority of the stocks in the Index in the same proportion as the index. This process seeks to minimize the tracking error (the difference between the performance of the series to the index). For example, during the second quarter the Series returned 17.13% while the Index returned 17.43%.

              A $10,000 Investment Compared to the S&P 500 Index

Average Annual Return


                         Stock Index                Lipper Variable S&P 500
                          Series                     Fund Index Average/15/
           6 mos.*        20.13%                            20.21%
           1 year         33.90%                            34.14%
          5 years         19.24%                            19.20%
         10 years         14.82%                            13.99%
 * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE WESTPEAK STOCK INDEX COMPARED TO THE SAME IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]

                                  Stock Index Series         S&P 500/18/
 6/30/87                                      10,000           10,000
   12/87                                       8,271            8,257
   12/88                                       9,623            9,619
   12/89                                      12,524           12,658
   12/90                                      12,006           12,264
   12/91                                      15,652           15,984
   12/92                                      16,794           17,700
   12/93                                      18,427           18,926
   12/94                                      18,637           19,183
   12/95                                      25,511           26,366
   12/96                                      31,243           32,404
 6/30/97                                      37,532           39,075

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

START DATE: May 1, 1987

SIZE: $106 million as of June 30, 1997

MANAGERS: Gerald Scriver and Philip Cooper. Mr. Scriver and Mr. Cooper have managed the Series since 1993; they have also managed Westpeak Growth and Income Series since August 1993 and New England Growth Opportunities Fund since May 1, 1995. Mr. Scriver joined Westpeak in June 1991 and Mr. Cooper joined Westpeak in December 1991.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--99.3% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                              VALUE (A)
        AEROSPACE--2.0%
  4,400 Allied Signal, Inc.......................................   $    369,600
    800 B.F. Goodrich Co. .......................................         34,650
 11,294 Boeing Co................................................        599,288
    900 General Dynamics Corp....................................         67,500
  2,915 Lockheed Martin Corp. ...................................        301,885
  3,200 McDonnell Douglas Corp. .................................        219,200
    900 Northrop Grumman Corp. ..................................         79,031
  3,600 United Technologies Corp.................................        298,800
                                                                    ------------
                                                                       1,969,954
                                                                    ------------
        AIRLINES--0.4%
  1,400 AMR Corp.(c).............................................        129,500
  1,100 Delta Airlines, Inc. ....................................         90,200
  1,700 Federal Express Corp.(c).................................         98,175
  2,200 Southwest Airlines Co....................................         56,925
  1,200 US Air Group, Inc.(c)....................................         42,000
                                                                    ------------
                                                                         416,800
                                                                    ------------
        ALUMINUM--0.4%
  3,600 Alcan Aluminum, Ltd. ....................................        124,875
  2,600 Aluminum Company of America..............................        195,975
  1,100 Reynolds Metals Co.......................................         78,375
                                                                    ------------
                                                                         399,225
                                                                    ------------
        APPAREL & TEXTILES--0.5%
  1,100 Fruit of the Loom, Inc.(c)...............................         34,100
  1,100 Liz Claiborne, Inc. .....................................         51,288
  4,500 Nike, Inc. Class B.......................................        262,687
    800 Reebok International Ltd.(c).............................         37,400
    600 Russell Corp.............................................         17,775
    300 Springs Industries, Inc..................................         15,825
    700 Stride Rite Corp. .......................................          9,013
    900 VF Corp. ................................................         76,275
                                                                    ------------
                                                                         504,363
                                                                    ------------
        AUTOMOTIVE & RELATED--1.9%
 10,800 Chrysler Corp............................................        354,375
  1,500 Dana Corp................................................         57,000
    900 Echlin, Inc. ............................................         32,400
    500 Fleetwood Enterprises, Inc...............................         14,906
 18,600 Ford Motor Co. ..........................................        702,150
 11,800 General Motors Corp......................................        657,112
  1,120 Navistar International Corp., Inc.(c)....................         19,320
  1,290 Paccar, Inc..............................................         59,904
  1,900 TRW, Inc.................................................        107,944
                                                                    ------------
                                                                       2,005,111
                                                                    ------------
        BANKS--7.6%
  8,775 Banc One Corp............................................        425,039
  2,300 Bank Boston Corp.........................................        165,744
  6,100 Bank of New York, Inc....................................        265,350
 11,056 BankAmerica Corp. .......................................        713,803
  1,200 Bankers Trust New York Corp..............................        104,400
  3,200 Barnett Banks of Florida, Inc............................        168,000
  6,770 Chase Manhattan Corp. ...................................        657,113
  7,200 Citicorp.................................................        868,050
  1,600 Comerica, Inc............................................        108,800
  3,500 Core States Financial Corp. .............................        188,125
  1,600 Fifth Third Bancorp......................................        131,300
  2,000 First Bank Systems, Inc. ................................        170,750
  4,910 First Chicago Corp. .....................................        297,055
  4,450 First Union Corp. .......................................        411,625
  3,962 Fleet Financial Group, Inc...............................        250,596
  2,800 J.P. Morgan & Co., Inc...................................        292,250
  3,400 Keycorp..................................................        189,975
  4,100 Mellon Bank Corp.........................................        185,012
  3,500 National City Corp. .....................................        183,750
 11,542 NationsBank Corp.........................................        744,459
  5,800 Norwest Corp.............................................        326,250
  5,200 PNC Bank Corp. ..........................................        216,450
    800 Republic New York Corp. .................................         86,000
  3,500 Suntrust Banks, Inc......................................        192,719
  2,300 U.S. Bancorp. ...........................................        147,487
  2,500 Wachovia Corp. ..........................................        145,781
  1,433 Wells Fargo & Co.........................................        386,193
                                                                    ------------
                                                                       8,022,076
                                                                    ------------
        BUSINESS SERVICES--0.9%
  1,200 Deluxe Corp. ............................................         40,950
  1,400 Dow Jones & Co., Inc. ...................................         56,263
  2,720 Dun & Bradstreet Corp....................................         71,400
    700 EG & G, Inc. ............................................         15,750
  2,300 Equifax, Inc. ...........................................         85,531
  6,900 First Data Corp..........................................        303,169
  2,000 Ikon Office Solutions, Inc...............................         49,875
  1,200 Interpublic Group Companies, Inc.........................         73,575
  2,400 Marsh & McLennan Cos.....................................        171,300
  1,200 Ryder Systems, Inc.......................................         39,600
  2,600 Unisys, Corp.(c).........................................         19,825
                                                                    ------------
                                                                         927,238
                                                                    ------------
        CHEMICALS--3.0%
  1,700 Air Products and Chemicals, Inc..........................        138,125
  1,600 Avery Dennison Corp......................................         64,200
  3,650 Dow Chemical Co..........................................        318,006
  1,200 Eastman Chemical Co. ....................................         76,200
 17,700 E.I. Du Pont de Nemours & Co.............................      1,112,887
  2,125 Engelhard Corp. .........................................         44,492
    600 FMC Corp.(c).............................................         47,663
    900 Great Lakes Chemical Corp................................         47,138
  1,500 Hercules, Inc. ..........................................         71,812
  9,300 Monsanto Co..............................................        400,481
  2,100 Morton International, Inc. ..............................         63,394

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        CHEMICALS--(CONTINUED)
  1,000 Nalco Chemical Co........................................   $     38,625
  5,100 Occidental Petroleum Corp. ..............................        127,819
  2,900 PPG Industries, Inc......................................        168,562
  2,500 Praxair, Inc. ...........................................        140,000
  1,000 Rohm & Haas Co. .........................................         90,062
  1,500 Sigma-Aldrich Corp.......................................         52,594
  1,900 Union Carbide Corp. .....................................         89,419
  1,100 W.R. Grace & Co..........................................         60,638
                                                                    ------------
                                                                       3,152,117
                                                                    ------------
        COMPUTER SOFTWARE & SERVICES--3.6%
  1,100 Adobe Systems, Inc.......................................         38,569
    700 Autodesk, Inc............................................         26,819
  4,500 Automatic Data Processing, Inc...........................        211,500
  1,200 Ceridian Corp.(c)........................................         50,700
  2,520 Cognizant Corp. .........................................        102,060
  5,600 Computer Associates International, Inc...................        311,850
  1,100 Computer Sciences Corp.(c)...............................         79,337
    700 Intergraph Corp.(c)......................................          5,950
 18,600 Microsoft Corp.(c).......................................      2,350,575
  5,400 Novell, Inc.(c)..........................................         37,463
 10,425 Oracle Systems Corp.(c)..................................        525,159
  1,900 Parametric Technology Corp.(c)...........................         80,869
    400 Shared Medical System....................................         21,600
                                                                    ------------
                                                                       3,842,451
                                                                    ------------
        COMPUTERS & BUSINESS EQUIPMENT--5.1%
  5,200 3Com Corp.(c)............................................        234,000
  1,800 Amdahl Corp.(c)..........................................         15,750
  1,900 Apple Computer, Inc.(c)..................................         27,075
  3,000 Bay Networks, Inc.(c)....................................         79,687
  2,300 Cabletron Systems, Inc.(c)...............................         65,119
 10,400 Cisco Systems, Inc.(c)...................................        698,100
  4,300 Compaq Computer Corp.(c).................................        426,775
    600 Data General Corp.(c)....................................         15,600
  2,700 Dell Computer Corp.(c)...................................        317,081
  2,400 Digital Equipment Corp.(c)...............................         85,050
  3,900 EMC Corp.(c).............................................        152,100
 15,800 Hewlett-Packard Co. .....................................        884,800
 16,100 International Business Machines..........................      1,452,019
  2,200 Pitney Bowes, Inc. ......................................        152,900
  3,800 Seagate Technology(c)....................................        133,712
  2,700 Silicon Graphics, Inc.(c)................................         40,500
  5,700 Sun Microsystems, Inc.(c)................................        212,147
  1,800 Tandem Computers, Inc.(c)................................         36,450
  5,000 Xerox Corp. .............................................        394,375
                                                                    ------------
                                                                       5,423,240
                                                                    ------------
        CONSTRUCTION--0.3%
    600 Armstrong World Industries, Inc. ........................         44,025
    400 Centex Corp..............................................         16,250
  1,200 Fluor Corp...............................................         66,225
    600 Kaufman & Broad Home Corp................................         10,538
  2,400 Masco Corp...............................................        100,200
  2,600 Sherwin Williams Co......................................         80,275
                                                                    ------------
                                                                         317,513
                                                                    ------------
        CONSUMER GOODS & SERVICES--0.4%
  1,400 Black & Decker Corp......................................         52,063
  6,400 CUC International, Inc.(c)...............................        165,200
  1,500 Maytag Corp..............................................         39,188
  3,700 Service Corporation International........................        121,637
  1,100 Whirlpool Corp. .........................................         60,019
                                                                    ------------
                                                                         438,107
                                                                    ------------
        CONTAINERS & GLASS--0.3%
    500 Ball Corp. ..............................................         15,031
    800 Bemis, Inc. .............................................         34,600
  1,900 Crown Cork & Seal, Inc. .................................        101,531
    800 Temple Inland, Inc. .....................................         43,200
  2,600 Tenneco, Inc. ...........................................        117,487
                                                                    ------------
                                                                         311,849
                                                                    ------------
        COSMETICS & TOILETRIES--0.2%
    800 Alberto Culver Co........................................         22,400
  2,000 Avon Products, Inc.......................................        141,125
                                                                    ------------
                                                                         163,525
                                                                    ------------
        DOMESTIC OIL--1.5%
  7,700 Amoco Corp. .............................................        669,419
  1,100 Ashland, Inc. ...........................................         51,013
  5,000 Atlantic Richfield Co....................................        352,500
  1,900 Burlington Resources, Inc................................         83,837
    500 Louisiana Land & Exploration.............................         28,563
    700 Pennzoil Co..............................................         53,725
  4,100 Phillips Petroleum Co. ..................................        179,375
  1,511 Santa Fe Energy Research, Inc.(c)........................         22,193
  1,300 Sonat, Inc. .............................................         66,625
  3,964 Union Pacific Res. Group, Inc............................         98,605
                                                                    ------------
                                                                       1,605,855
                                                                    ------------
        DRUGS--8.2%
 12,100 Abbott Laboratories......................................        807,675
  1,000 Allergan, Inc. ..........................................         31,813
  1,300 Alza Corp.(c)............................................         37,700
 10,100 American Home Products Corp..............................        772,650
  4,000 Amgen, Inc. .............................................        232,500
 15,580 Bristol-Myers & Squibb Co................................      1,261,980
  1,700 Cardinal Health, Inc. ...................................         97,325
  8,700 Eli Lilly & Co...........................................        951,019
 18,900 Merck & Co...............................................      1,956,150
 10,100 Pfizer, Inc. ............................................      1,206,950

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        DRUGS--(CONTINUED)
  7,880 Pharmacia & Upjohn, Inc. ................................   $    273,830
 11,400 Schering-Plough Corp.....................................        545,775
  4,300 Warner-Lambert Co........................................        534,275
                                                                    ------------
                                                                       8,709,642
                                                                    ------------
        ELECTRIC UTILITIES--2.4%
  3,000 American Electric Power Co., Inc. .......................        126,000
  2,200 Baltimore Gas & Electric Co. ............................         58,713
  2,300 Carolina Power & Light Co. ..............................         82,512
  3,200 Central & South West Corp................................         68,000
  2,411 Cinergy Corp.............................................         83,933
  3,700 Consolidated Edison Co. of New York......................        108,919
  2,850 Dominion Resources, Inc..................................        104,381
  2,200 DTE Energy Co............................................         60,775
  5,627 Duke Power Co............................................        269,744
  6,700 Edison International.....................................        166,662
  3,700 Entergy Corp.............................................        101,287
  2,800 FPL Group, Inc. .........................................        128,975
  1,800 GPU, Inc.................................................         64,575
  3,600 Houston Industries, Inc. ................................         77,175
  2,200 Niagara Mohawk Power Corp.(c)............................         18,838
  1,000 Northern States Power Co.................................         51,750
  2,300 Ohio Edison Co. .........................................         50,169
  6,400 Pacific Gas & Electric Corp..............................        155,200
  4,600 Pacificorp...............................................        101,200
  3,500 PECO Energy Co...........................................         73,500
  2,600 P.P. & L Res, Inc. ......................................         51,838
  3,600 Public Service Enterprise Group..........................         90,000
 10,700 Southern Co..............................................        234,062
  3,400 Texas Utilities Co. .....................................        117,087
  3,400 Unicom Corp. ............................................         75,650
  1,500 Union Electric Co. ......................................         56,531
                                                                    ------------
                                                                       2,577,476
                                                                    ------------
        ELECTRONICS--4.4%
  2,200 Advanced Micro Devices, Inc.(c)..........................         79,200
  3,456 AMP, Inc.................................................        144,288
  1,330 Andrew Corp.(c)..........................................         37,406
  1,800 Cooper Industries, Inc...................................         89,550
    600 Harris Corp. ............................................         50,400
  1,900 Honeywell, Inc. .........................................        144,162
 12,800 Intel Corp. .............................................      1,815,200
  2,100 LSI Logic Corp.(c).......................................         67,200
  3,300 Micron Technology, Inc...................................        131,794
  9,300 Motorola, Inc. ..........................................        706,800
  2,100 National Semiconductor Corp.(c)..........................         64,313
  4,100 Northern Telecom, Ltd. ..................................        373,100
    700 Raychem Corp. ...........................................         52,063
  3,700 Raytheon Co. ............................................        188,700
  3,300 Rockwell International Corp..............................        194,700
  1,100 Scientific Atlanta, Inc. ................................         24,063
    500 Tektronix, Inc. .........................................         30,000
  2,700 Tellabs, Inc.(c).........................................        150,862
  3,000 Texas Instruments, Inc...................................        252,187
    800 Thomas & Betts Corp. ....................................         42,050
                                                                    ------------
                                                                       4,638,038
                                                                    ------------
        FINANCE--2.5%
  7,300 American Express Co......................................        543,850
    800 Beneficial Corp..........................................         56,850
  2,700 Charles Schwab Corp. ....................................        109,856
  1,500 H & R Block, Inc.........................................         48,375
  1,700 Household International, Inc.............................        199,644
  5,187 MBNA Corp. ..............................................        189,974
  5,200 Merrill Lynch & Company, Inc. ...........................        310,050
  8,899 Morgan Stanley Group, Inc................................        383,213
  1,400 Providian Corp...........................................         44,975
  1,600 Salomon, Inc. ...........................................         89,000
 10,068 Travelers Group, Inc.....................................        634,913
                                                                    ------------
                                                                       2,610,700
                                                                    ------------
        FOOD & BEVERAGES--6.1%
  8,425 Archer-Daniels-Midland Co. ..............................        197,988
  7,200 Campbell Soup Co. .......................................        360,000
 38,800 Coca Cola Co. ...........................................      2,619,000
  3,650 Conagra, Inc. ...........................................        234,056
  2,200 CPC International, Inc...................................        203,087
  2,400 General Mills, Inc. .....................................        156,300
  5,700 H.J. Heinz Co............................................        262,912
  2,300 Hershey Foods Corp. .....................................        127,219
  3,200 Kellogg Co. .............................................        274,000
 24,200 PepsiCo, Inc.............................................        909,012
  1,200 Pioneer Hi Bred International, Inc. .....................         96,000
  2,000 Quaker Oats Co...........................................         89,750
  7,400 Sara Lee Corp. ..........................................        308,025
  2,400 Unilever N.V. ...........................................        523,200
  1,500 Whitman Corp. ...........................................         37,969
  1,700 William Wrigley Jr. Co...................................        113,900
                                                                    ------------
                                                                       6,512,418
                                                                    ------------
        FOREIGN OIL RESERVES--0.0%
    700 Kerr-McGee Corp. ........................................         44,363
                                                                    ------------
        GAS & PIPELINE UTILITIES--0.5%
    800 Columbia Gas System, Inc.................................         52,200
  1,400 Consolidated Natural Gas Co. ............................         75,338
    300 Eastern Enterprises......................................         10,406
  4,000 Enron Corp...............................................        163,250
  1,000 Ensearch Corp............................................         22,250
    700 Nicor, Inc. .............................................         25,113
  2,200 Noram Energy Corp........................................         33,550
    400 Oneok, Inc...............................................         12,875
  1,300 Pacific Enterprises, Ltd. ...............................         43,713

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        GAS & PIPELINE UTILITIES--(CONTINUED)
    500 Peoples Energy Corp. ....................................   $     18,719
  2,400 Williams Companies, Inc. ................................        105,000
                                                                    ------------
                                                                         562,414
                                                                    ------------
        HEALTH CARE--3.2%
    800 Bausch & Lomb, Inc.......................................         37,700
  4,400 Baxter International, Inc. ..............................        229,900
  1,800 Becton Dickinson & Co....................................         91,125
  1,500 Beverly Enterprises, Inc.(c).............................         24,375
  1,700 Biomet, Inc. ............................................         31,663
  3,100 Boston Scientific Corp.(c)...............................        190,456
 10,386 Columbia HCA/Healthcare Corp. ...........................        408,300
    800 C.R. Bard, Inc. .........................................         29,050
  1,100 Guidant Corp.............................................         93,500
  5,400 HEALTHSOUTH Corp.(c).....................................        134,662
  2,600 Humana, Inc.(c)..........................................         60,125
 20,900 Johnson & Johnson........................................      1,345,437
  1,100 Mallinckrodt Group, Inc. ................................         41,800
    900 Manor Care, Inc..........................................         29,363
  3,600 Medtronics, Inc..........................................        291,600
    600 Millipore Corp. .........................................         26,400
  1,300 St. Jude Medical, Inc.(c)................................         50,700
  4,700 Tenet Healthcare Corp.(c)................................        138,944
  2,800 United Healthcare Corp. .................................        145,600
  1,100 United States Surgical Corp..............................         40,975
                                                                    ------------
                                                                       3,441,675
                                                                    ------------
        HOTELS & RESTAURANTS--1.0%
  2,400 Darden Restaurants, Inc..................................         21,750
  1,550 Harrahs Entertainment, Inc.(c)...........................         28,288
  2,400 HFS, Inc.(c).............................................        139,200
  3,800 Hilton Hotels Corp.......................................        100,938
  1,700 ITT Corp. ...............................................        103,806
  1,900 Marriott International, Inc. ............................        116,612
 10,800 McDonald's Corp. ........................................        521,775
  2,100 Wendys International, Inc. ..............................         54,469
                                                                    ------------
                                                                       1,086,838
                                                                    ------------
        INSURANCE--3.0%
  6,886 Allstate Corp. ..........................................        502,678
  7,212 American International Group, Inc........................      1,077,292
  2,600 Aon Corp. ...............................................        134,550
  2,600 Chubb Corp...............................................        173,875
  1,100 CIGNA Corp. .............................................        195,250
  1,200 General Reinsurance Corp.................................        218,400
  1,800 Hartford Financial Services Group........................        148,950
  1,700 Loews Corp. .............................................        170,213
    600 MBIA, Inc. ..............................................         67,688
  1,800 MGIC Investment Corp.....................................         86,287
  1,900 Safeco Corp. ............................................         88,706
  1,200 St. Paul Companies, Inc. ................................         91,500
  1,050 Torchmark, Inc. .........................................         74,812
  2,200 UNUM Corp. ..............................................         92,400
  1,700 USF&G Corp. .............................................         40,800
                                                                    ------------
                                                                       3,163,401
                                                                    ------------
        INTERNATIONAL OIL--4.2%
 10,300 Chevron Corp.............................................        761,556
 38,800 Exxon Corp. .............................................      2,386,200
 12,200 Mobil Corp. .............................................        852,475
  1,600 Oryx Energy Corp.(c).....................................         33,800
  4,000 Texaco, Inc. ............................................        435,000
                                                                    ------------
                                                                       4,469,031
                                                                    ------------
        LEISURE TIME--0.2%
  1,500 Brunswick Corp...........................................         46,875
  1,950 Hasbro, Inc. ............................................         55,331
  4,450 Mattel, Inc..............................................        150,744
                                                                    ------------
                                                                         252,950
                                                                    ------------
        LIFE INSURANCE--0.7%
  2,283 Aetna Life & Casualty Co. ...............................        233,722
  3,698 American General Corp. ..................................        176,580
  2,900 Conseco, Inc. ...........................................        107,300
  1,025 Jefferson Pilot Corp. ...................................         71,622
  1,600 Lincoln National Corp., Inc. ............................        103,000
  1,000 Transamerica Corp. ......................................         93,562
                                                                    ------------
                                                                         785,786
                                                                    ------------
        LIQUOR--0.7%
    600 Adolph Coors Co. ........................................         15,975
  7,700 Anheuser-Busch Companies, Inc. ..........................        322,919
  1,000 Brown Forman Corp. "B"...................................         48,813
  2,600 Fortune Brands, Inc. ....................................         97,013
  5,800 Seagram Company, Ltd. ...................................        233,450
                                                                    ------------
                                                                         718,170
                                                                    ------------
        MEDIA & ENTERTAINMENT--2.1%
  5,100 Comcast Corp. ...........................................        109,012
  2,000 General Instrument Corp.(c)..............................         50,000
    550 King World Productions, Inc. ............................         19,250
 10,400 Tele-Communications A(c).................................        154,700
  8,800 Time-Warner, Inc. .......................................        424,600
  1,800 Tribune Co. .............................................         86,512
  9,600 U.S. West Media Group, Inc...............................        194,400
  5,457 Viacom, Inc.(c)..........................................        163,710
 10,398 Walt Disney Co. .........................................        834,439
 10,000 Westinghouse Electric Corp...............................        231,250
                                                                    ------------
                                                                       2,267,873
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        METAL--0.2%
    600 ASARCO, Inc..............................................   $     18,375
  2,500 Inco, Ltd. ..............................................         75,156
  1,000 Phelps Dodge Corp. ......................................         85,187
                                                                    ------------
                                                                         178,718
                                                                    ------------
        MINING--0.0%
  1,350 Cyprus Amax Minerals Co. ................................         33,075
                                                                    ------------
        MORTGAGE--1.2%
  1,600 Countrywide Credit Industries, Inc.......................         49,900
 11,000 Federal Home Loan Mortgage Corp..........................        378,125
 17,000 Federal National Mortgage Association....................        741,625
  2,100 Green Tree Acceptance Corp...............................         74,812
                                                                    ------------
                                                                       1,244,462
                                                                    ------------
        OIL--2.1%
  1,400 Amerada Hess Corp. ......................................         77,787
  1,600 Coastal Corp. ...........................................         85,100
 33,200 Royal Dutch Petroleum Co. ADR(d).........................      1,805,250
  1,100 Sun, Inc. ...............................................         34,100
  3,800 Unocal Corp. ............................................        147,487
  4,500 USX Marathon Group.......................................        129,937
                                                                    ------------
                                                                       2,279,661
                                                                    ------------
        OIL SERVICES--0.8%
  2,200 Baker Hughes, Inc........................................         85,113
  1,900 Halliburton Co. .........................................        150,575
    400 Helmerich & Payne, Inc. .................................         23,050
  1,300 Rowan Companies, Inc.(c).................................         36,644
  3,900 Schlumberger, Ltd. ......................................        487,500
    800 Western Atlas, Inc.(c)...................................         58,600
                                                                    ------------
                                                                         841,482
                                                                    ------------
        PAPER & FOREST PRODUCTS--1.3%
    733 Boise Cascade Corp. .....................................         25,884
  1,400 Champion International Corp..............................         77,350
  1,400 Georgia Pacific Corp.....................................        119,525
  4,710 International Paper Co. .................................        228,729
  1,300 James River Corp.........................................         48,100
  8,712 Kimberly Clark Corp. ....................................        433,422
  1,600 Louisiana Pacific Corp. .................................         33,800
    800 Mead Corp. ..............................................         49,800
    400 Potlatch Corp............................................         18,100
  1,500 Stone Container Corp.(c).................................         21,469
  1,000 Union Camp Corp..........................................         50,000
  1,475 Westvaco Corp............................................         46,370
  3,000 Weyerhaeuser Co..........................................        156,000
    800 Willamette Industries, Inc...............................         56,000
                                                                    ------------
                                                                       1,364,549
                                                                    ------------
        PHOTOGRAPHY--0.4%
  5,050 Eastman Kodak Co. .......................................        387,587
    700 Polaroid Corp............................................         38,850
                                                                    ------------
                                                                         426,437
                                                                    ------------
        POLLUTION CONTROL--0.3%
  3,200 Browning-Ferris Industries, Inc..........................        106,400
    900 Safety Kleen Corp........................................         15,188
  7,000 Waste Management, Inc....................................        224,875
                                                                    ------------
                                                                         346,463
                                                                    ------------
        PRECIOUS METALS--0.4%
  5,800 Barrick Gold Corp........................................        127,600
  3,600 Battle Mountain Gold Co. ................................         20,475
  2,100 Echo Bay Mines, Ltd.(c)..................................         12,075
  3,100 Freeport McMoran Copper & Gold...........................         96,487
  2,200 Homestake Mining Co. ....................................         28,738
  2,341 Newmont Mining Corp......................................         91,299
  3,800 Placer Dome, Inc.........................................         62,225
                                                                    ------------
                                                                         438,899
                                                                    ------------
        PRODUCER OF GOODS--7.4%
    400 Aeroquip-Vickers, Inc. ..................................         18,900
  2,700 Applied Materials, Inc.(c)...............................        191,194
    400 Briggs & Stratton Corp...................................         20,000
  1,100 Case Equipment Corp......................................         75,763
  2,900 Caterpillar, Inc. .......................................        311,387
    600 Cincinnati Milacron, Inc. ...............................         15,563
    700 Crane Co. ...............................................         29,269
    600 Cummins Engine, Inc. ....................................         42,338
  4,000 Deere & Co...............................................        219,500
  1,700 Dover Corp. .............................................        104,550
  2,800 Dresser Industries, Inc..................................        104,300
  1,700 DSC Communications Corp.(c)..............................         37,825
  1,100 Eaton Corp. .............................................         96,044
  6,900 Emerson Electric Co......................................        379,931
    600 Foster Wheeler Corp. ....................................         24,300
 51,400 General Electric Co......................................      3,360,275
    700 General Signal Corp. ....................................         30,538
  2,700 Genuine Parts Co. .......................................         91,462
    500 Giddings & Lewis, Inc. ..................................         10,438
    700 Harnischfeger Industries, Inc. ..........................         29,050
  3,800 Illinois Tool Works, Inc.................................        189,762
  1,600 Ingersoll-Rand Co. ......................................         98,800
  1,800 ITT Industries Inc.(c)...................................         46,350
  1,200 Johnson Controls, Inc....................................         49,275
 10,006 Lucent Technologies, Inc. ...............................        721,057
    800 McDermott International, Inc.............................         23,350
  6,500 Minnesota Mining & Mfg. Co. .............................        663,000
    700 National Services Industries, Inc. ......................         34,081
    800 Owens Corning Fiberglas Co...............................         34,500
  1,900 Pall Corp................................................         44,175

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        PRODUCER OF GOODS--(CONTINUED)
 1,100  Parker Hannifin Corp.....................................   $     66,756
   600  Perkin Elmer Corp........................................         47,738
   850  Snap-On Tools Corp. .....................................         33,469
 1,300  Stanley Works............................................         52,000
 2,600  Textron, Inc. ...........................................        172,575
 2,400  Thermo Electron Corp.(c).................................         81,600
 1,000  Timken Co................................................         35,563
 2,500  TYCO International Ltd. .................................        173,906
   800  W.W. Grainger, Inc.......................................         62,550
                                                                    ------------
                                                                       7,823,134
                                                                    ------------
        PUBLISHING--0.7%
 1,100  American Greetings Corp. ................................         40,838
 2,100  Gannet Co., Inc. ........................................        207,375
 1,100  Harcourt General, Inc. ..................................         52,388
   500  John H. Harland Co. .....................................         11,406
   600  Jostens, Inc. ...........................................         16,050
 1,400  Knight-Ridder, Inc. .....................................         68,688
 1,500  McGraw-Hill Companies, Inc...............................         88,219
   800  Meredith Corp. ..........................................         23,200
 1,500  Moore Corp., Ltd. .......................................         29,531
 1,400  New York Times Co........................................         69,300
 2,300  R.R. Donnelley & Sons Co.................................         84,237
 1,500  Time Mirror Co...........................................         82,875
                                                                    ------------
                                                                         774,107
                                                                    ------------
        RAILROADS & EQUIPMENT--0.9%
 2,322  Burlington Northern, Inc. ...............................        208,690
 3,400  CSX Corp. ...............................................        188,700
 4,900  Laidlaw, Inc.............................................         67,681
 1,900  Norfolk Southern Corp....................................        191,425
 3,900  Union Pacific Corp. .....................................        274,949
                                                                    ------------
                                                                         931,445
                                                                    ------------
        REAL ESTATE--0.0%
   300  Pulte Corp...............................................         10,369
                                                                    ------------
        RETAIL--4.1%
 2,300  Autozone, Inc.(c)........................................         54,194
 1,600  Charming Shoppes, Inc.(c)................................          8,350
 1,500  Circuit City Stores, Inc. ...............................         53,344
 2,600  CVS Corp. ...............................................        133,250
 3,400  Dayton Hudson Corp.......................................        180,837
 1,700  Dillard Department Stores, Inc. .........................         58,863
 3,300  Federated Department Stores(c)...........................        114,675
 7,649  Home Depot, Inc..........................................        527,303
 3,800  J.C. Penney Company, Inc. ...............................        198,312
 7,500  K-Mart Corp.(c)..........................................         91,875
   600  Longs Drug Stores Corp. .................................         15,713
 2,600  Lowes Companies, Inc. ...................................         96,525
 3,700  May Department Stores Co. ...............................        174,825
   550  Mercantile Stores Co., Inc...............................         34,616
 1,200  Nordstrom, Inc. .........................................         58,875
   900  Pep Boys: Manny, Moe & Jack..............................         30,656
 3,339  Price Costco.(c).........................................        109,770
 1,800  Rite Aid Corp. ..........................................         89,775
 6,100  Sears, Roebuck & Co......................................        327,875
   900  Tandy Corp. .............................................         50,400
 4,300  The Gap, Inc. ...........................................        167,162
 4,293  The Limited, Inc.........................................         86,933
 2,400  TJX Companies, Inc. .....................................         63,300
 4,475  Toys R Us, Inc.(c).......................................        156,625
 3,900  Walgreen Co..............................................        209,137
35,600  Wal-Mart Stores, Inc. ...................................      1,203,725
 2,000  Woolworth Corp.(c).......................................         48,000
                                                                    ------------
                                                                       4,344,915
                                                                    ------------
        RETAIL--FOOD & DRUG--0.6%
 3,800  Albertson's, Inc.........................................        138,700
 2,200  American Stores Co.......................................        108,625
   600  Fleming Companies, Inc. .................................         10,800
   900  Giant Foods, Inc.........................................         29,363
   600  Great Atlantic & Pacific Tea Company, Inc................         16,313
 4,000  Kroger Co.(c)............................................        116,000
 1,000  SuperValu Stores, Inc....................................         34,500
 2,700  Sysco Corp. .............................................         98,550
 2,200  Winn-Dixie Stores, Inc. .................................         81,950
                                                                    ------------
                                                                         634,801
                                                                    ------------
        SOAPS--3.2%
   800  Clorox Co................................................        105,600
 4,600  Colgate Palmolive Co. ...................................        300,150
 3,600  Corning, Inc.............................................        200,250
 1,000  Ecolab, Inc..............................................         47,750
 8,700  Gillette Co..............................................        824,325
 1,600  International Flavours & Fragrances, Inc.................         80,800
   100  Nacco Industries, Inc. ..................................          5,644
 2,400  Newell Co................................................         95,100
10,460  Procter & Gamble Co. ....................................      1,477,475
 1,600  Ralston Purina Co. ......................................        131,500
 2,400  Rubbermaid, Inc. ........................................         71,400
   900  Tupperware Corp. ........................................         32,850
                                                                    ------------
                                                                       3,372,844
                                                                    ------------
        STEEL--0.2%
 2,632  Allegheny Teldyne, Inc. .................................         71,064
 1,600  Armco, Inc.(c)...........................................          6,200
 1,700  Bethlehem Steel Corp.(c).................................         17,744
   700  Inland Steel Industries, Inc.............................         18,288
 1,300  Nucor Corp...............................................         73,450

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        STEEL--(CONTINUED)
  1,220 USX-U.S. Steel Group.....................................   $     42,776
  1,400 Worthington Industries, Inc. ............................         25,638
                                                                    ------------
                                                                         255,160
                                                                    ------------
        TELECOMMUNICATION--6.1%
  7,900 Airtouch Communications(c)...............................        216,263
  2,800 ALLTEL Corp..............................................         93,625
  8,500 Ameritech Corp. .........................................        577,469
 25,435 AT&T Corp. ..............................................        891,815
  6,800 Bell Atlantic Corp. .....................................        515,950
 15,600 BellSouth Corp. .........................................        723,450
  2,600 Frontier Corp. ..........................................         51,838
 15,000 GTE Corp. ...............................................        658,125
 10,800 MCI Communications Corp. ................................        413,437
  6,800 NYNEX Corp...............................................        391,850
 14,308 SBC Communications, Inc. ................................        885,307
  6,700 Sprint Corp. ............................................        352,587
  7,500 U.S. West, Inc.(c).......................................        282,656
 14,000 Worldcom, Inc. ..........................................        448,000
                                                                    ------------
                                                                       6,502,372
                                                                    ------------
        THRIFT--0.2%
    900 Golden West Financial Corp...............................         63,000
  2,050 Great Western Financial Corp. ...........................        110,187
  1,600 H.F. Ahmanson & Co.......................................         68,800
                                                                    ------------
                                                                         241,987
                                                                    ------------
        TIRES & RUBBER--0.2%
  1,200 Cooper Tire & Rubber Co..................................         26,400
  2,300 Goodyear Tire & Rubber Co. ..............................        145,619
                                                                    ------------
                                                                         172,019
                                                                    ------------
        TOBACCO--1.7%
 37,900 Philip Morris Companies, Inc.............................      1,681,812
  2,800 UST, Inc. ...............................................         77,700
                                                                    ------------
                                                                       1,759,512
                                                                    ------------
        TRUCKING & FREIGHT FORWARDING--0.0%
    600 Caliber Systems, Inc. ...................................         22,350
                                                                    ------------
        Total Common Stocks
         (Identified Cost $61,990,165)...........................    105,338,960
                                                                    ------------

---------------------------
SHORT-TERM INVESTMENT--1.5%
---------------------------

    FACE
   AMOUNT                                                          VALUE (A)
 $1,575,000 Repurchase Agreement with State Street Bank & Trust
             Co. dated 6/30/97 at 5.000% to be repurchased at
             $1,575,219, on 7/01/97 collateralized by
             $1,525,000, U.S. Treasury Bond 7.250% due 5/15/16,
             with a value of $1,610,066........................   $  1,575,000
                                                                  ------------
            Total Short-Term Investment
             (Identified Cost $1,575,000)......................      1,575,000
                                                                  ------------
            Total Investments--100.8%
             (Identified Cost $63,565,165)(b)..................    106,913,960
            Other assets less liabilities......................       (807,272)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $106,106,688
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $63,565,165 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $ 44,216,659
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................       (867,864)
                                                                  ------------
            Net unrealized appreciation........................   $ 43,348,795
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value....................................           $106,913,960
 Cash....................................................                    235
 Receivable for:
  Fund shares sold.......................................                170,185
  Dividends and interest.................................                123,575
  Foreign taxes..........................................                    290
                                                                    ------------
                                                                     107,208,245
LIABILITIES
 Payable for:
  Securities purchased...................................  $904,678
  Fund shares redeemed...................................    79,483
  Withholding taxes......................................        55
 Accrued expenses:
  Management fees........................................    58,325
  Deferred trustees' fees................................    51,073
  Other expenses.........................................     7,943
                                                           --------
                                                                       1,101,557
                                                                    ------------
                                                                    $106,106,688
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $ 61,597,482
  Undistributed net investment income....................                698,212
  Accumulated net realized gains.........................                462,199
  Unrealized appreciation on investments.................             43,348,795
                                                                    ------------
NET ASSETS...............................................           $106,106,688
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($106,106,688 divided by 738,394 shares of beneficial
 interest)...............................................           $     143.70
                                                                    ============
Identified cost of investments...........................           $ 63,565,165
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends............................................            $   841,149(a)
 Interest.............................................                 30,899
                                                                  -----------
                                                                      872,048
EXPENSES
 Management fees......................................  $113,925
 Trustees' fee and expenses...........................    18,844
 Custodian............................................    38,921
 Audit and tax services...............................     3,796
 Legal................................................     9,340
 Printing.............................................    23,307
 Miscellaneous........................................     1,818
                                                        --------
   Total expenses.....................................   209,951
   Less expenses assumed by the investment adviser....   (27,670)     182,281
                                                        --------  -----------
NET INVESTMENT INCOME.................................                689,767
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on:
  Investments--net....................................                174,769
 Unrealized appreciation on:
  Investments--net....................................             16,152,770
                                                                  -----------
Net gain on investment transactions...................             16,327,539
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS............            $17,017,306
                                                                  ===========

(a) Net of foreign taxes of: $5,811

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  1,258,557  $    689,767
 Net realized gain on investments..................       995,215       174,769
 Unrealized appreciation on investments............    11,760,936    16,152,770
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............    14,014,708    17,017,306
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (1,270,368)            0
 Net realized gain on investments..................      (675,238)            0
                                                     ------------  ------------
                                                       (1,945,606)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    21,863,034    19,366,891
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     1,270,368             0
 Distributions from net realized gain..............       675,238             0
                                                     ------------  ------------
                                                       23,808,640    19,366,891
 Cost of shares redeemed...........................   (13,784,516)  (11,041,357)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    10,024,124     8,325,534
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    22,093,226    25,342,840
NET ASSETS
 Beginning of the period...........................    58,670,622    80,763,848
                                                     ------------  ------------
 End of the period.................................  $ 80,763,848  $106,106,688
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     20,255  $      8,445
                                                     ============  ============
 End of the period.................................  $      8,445  $    698,212
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       198,327       148,139
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        10,371             0
 Distributions from net realized gain..............         5,855             0
                                                     ------------  ------------
                                                          214,553       148,139
 Redeemed..........................................      (125,580)      (84,891)
                                                     ------------  ------------
 Net change........................................        88,973        63,248
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                       SIX MONTHS
                                  YEAR ENDED DECEMBER 31,                ENDED
                          -------------------------------------------   JUNE 30,
                           1992     1993     1994     1995     1996       1997
                          -------  -------  -------  -------  -------  ----------
Net Asset Value,
 Beginning of Period....  $137.39  $ 72.00  $ 76.48  $ 75.35  $100.09   $ 119.62
                          -------  -------  -------  -------  -------   --------
Income From Investment
 Operations
 Net Investment Income..     8.35     1.54     1.80     1.88     1.91       0.93
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     2.02     5.18    (0.92)   25.89    20.58      23.15
                          -------  -------  -------  -------  -------   --------
 Total From Investment
  Operations............    10.37     6.72     0.88    27.77    22.49      24.08
                          -------  -------  -------  -------  -------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (8.35)   (1.36)   (1.82)   (1.85)   (1.93)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00    (0.18)    0.00     0.00     0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................   (67.41)   (0.55)   (0.16)   (1.18)   (1.03)      0.00
 Distributions in Excess
  of Net Realized
  Capital Gains.........     0.00    (0.15)    0.00     0.00     0.00       0.00
 Distributions From
  Paid-in Capital.......     0.00     0.00    (0.03)    0.00     0.00       0.00
                          -------  -------  -------  -------  -------   --------
 Total Distributions....   (75.76)   (2.24)   (2.01)   (3.03)   (2.96)      0.00
                          -------  -------  -------  -------  -------   --------
Net Asset Value, End of
 Period.................  $ 72.00  $ 76.48  $ 75.35  $100.09  $119.62   $ 143.70
                          =======  =======  =======  =======  =======   ========
TOTAL RETURN (%)........     7.30     9.72     1.14    36.88    22.47      20.13(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.35     0.34     0.33     0.40     0.40       0.40(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     2.63     2.52     2.59     2.20     1.84       1.50(b)
Portfolio Turnover Rate
 (%)....................       17       12        2        5        4          4(b)
Average Commission Rate
 (c)....................       --       --       --       --  $0.0309   $ 0.0304
Net Assets, End of
 Period (000)...........  $10,172  $28,817  $37,164  $58,671  $80,764   $106,107
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............       --       --       --     0.54     0.50       0.46(b)

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

LOOMIS SAYLES BALANCED SERIES
PORTFOLIO MANAGERS: CAROL MCMURTRIE, TRICIA MILLS,MERI ANNE BECK, RODERIC DILLON, JOHN HYLL AND BARR SEGAL LOOMIS, SAYLES & COMPANY, L.P.


[PICTURE APPEARS HERE]                    [PICTURE APPEARS HERE]

[PICTURE APPEARS HERE]

Q. HOW DID LOOMIS SAYLES BALANCED SERIES PERFORM IN THE FIRST HALF OF 1997?

A. For the six-month period ending June 30, 1997, the Series generated a total return of 8.49%.

We're pleased to announce that Lipper ranked the Series in the top 19% (#7 out of 37) of its balanced fund peer group for the one-year period ended June 30, 1997. Lipper is an independent mutual fund monitor whose rankings do not re-flect sales charges and may change each month. Past performance doesn't guar-antee future results.

Q. WHAT FACTORS INFLUENCED YOUR MANAGEMENT OF THE PORTFOLIO'S EQUITY PORTION?

A. An overweighting in strong financial stocks, such as BankAmerica and NationsBank, helped to boost Series performance in the first half of 1997. Several other companies, including Philips NV and Federal Express, also en-joyed returns of 20% or more.

However, developments in specific holdings, such as York International, Greentree Financial and United Meridian, combined to offset gains contributed by the high-return stocks. In the case of York International, a commercial air-conditioner and heating manufacturer and servicer, earnings were impacted by weaker-than-expected business conditions in Europe and by cooler-than-an-ticipated weather in the northeastern United States.

We eliminated some positions where our confidence in the fundamentals had de-creased. We continued to focus on issue selection, adding consumer-related companies such as Warnaco and Dayton Hudson to the portfolio--demonstrating our more positive outlook for company prospects.

Q. AND ON THE FIXED-INCOME SIDE OF THE SERIES' PORTFOLIO?

A. Corporate bond yield spreads (the additional yield to maturity over compa-rable Treasuries) widened in the first quarter after the Federal Reserve Board raised interest rates in March. We added investments in brokerage-related com-panies like Smith Barney Holdings, and positive credit trends led us to new purchases in Archer Daniels Midland, and Northwest Airlines.

In the second quarter, improving credit outlooks spurred opportunities for price appreciation in a number of issues, and led us to buy Sears, Roebuck Ac-ceptance Notes, Norfolk Southern Corporation bonds, Loewen Group, and Sprint Spectrum Senior Notes. We sold Federated Department Stores after spreads nar-rowed, and we continue to avoid the utility sector as heavy merger and acqui-sition activity have increased event risk in that area.

From a credit quality viewpoint we increased our holdings in BBB and BB rated bonds, which outperformed higher-rated corporate bonds. The overall credit quality of the Series, however, remains very high at AA.

Q. WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A. While inflation remains well behaved and we expect growth to remain steady, the Federal Reserve may raise interest rates later this year to keep infla-tionary pressures at bay. In this environment we expect higher short-term rates and stable-to-slightly higher long-term rates. Economic activity should continue to moderate, while the stock market volatility of the past few months could continue through the rest of the year.

Issue selection will remain key to performance going forward. We'll continue to keep our focus away from the larger growth stocks and on low price-to-earn-ings, large and mid-capitalization companies, as is consistent with the Se-ries' value investment strategy. We plan to retain our corporate bond emphasis and slightly reduce our U.S. Treasury holdings.

             A $10,000 Investment Compared to the S&P 500/18/ and
                    Lehman Borthers Gov't/Corp./4/ Indices

Average Annual Return


                                 Balanced             Lipper Variable Balanced
                                  Series                   Fund Average/7/
               6 mos.*             8.49%                       10.19%
               1 year             21.65%                       18.94%
      Since Inception             18.75%                          n/a
     * not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE LOOMIS SAYLES BALANCED SERIES COMPARED TO THE SAME IN THE S&P 500 INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                          Balanced Series      S&P 500/18/    Leh/Gov't Corp./5/
10/31/94                           10,000        10,000                10,000
12/31/94                            9,990         9,779                10,048
12/31/95                           12,467        13,449                11,981
12/31/96                           14,575        16,535                12,329
 6/30/97                           15,812        19,942                12,667

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: Reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

START DATE: October 31, 1994

SIZE: $86 million as of June 30, 1997

MANAGERS: Effective August 1997, the Loomis Sayles Balanced Series equity management team consists of Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon. The fixed-income team consists of Meri Anne Beck, John Hyll and Barr Segal. Please refer to the prospectus supplement at the beginning of this report for more details.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--60.8% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                                               VALUE (A)

        AEROSPACE--2.5%
  6,700 Lockheed Martin Corp. ....................................   $   693,869
  8,600 Northrop Grumman Corp. ...................................       755,188
 13,600 Raytheon Co. .............................................       693,600
                                                                     -----------
                                                                       2,142,657
                                                                     -----------
        APPAREL & TEXTILES--2.5%
 23,500 Reebok International, Ltd.................................     1,098,625
 33,400 Warnaco Group, Inc........................................     1,064,625
                                                                     -----------
                                                                       2,163,250
                                                                     -----------
        BANKS--4.5%
 14,800 BankAmerica Corp. ........................................       955,525
  8,400 Chase Manhattan Corp., New................................       815,325
 18,200 NationsBank Corp..........................................     1,173,900
 16,300 Norwest Corp. ............................................       916,875
                                                                     -----------
                                                                       3,861,625
                                                                     -----------
        BEVERAGES--1.2%
 41,400 Whitman Corp..............................................     1,047,938
                                                                     -----------
        CHEMICALS--4.8%
 48,800 Crompton & Knowles Corp. .................................     1,085,800
 24,000 EI du Pont de Nemours & Co................................     1,509,000
  7,500 PPG Industries, Inc.......................................       435,938
 20,400 W.R. Grace & Co...........................................     1,124,550
                                                                     -----------
                                                                       4,155,288
                                                                     -----------
        COMPUTERS & BUSINESS EQUIPMENT--1.9%
 21,300 EMC Corp.(c)..............................................       830,700
 18,500 3Com Corp.................................................       832,500
                                                                     -----------
                                                                       1,663,200
                                                                     -----------
        CONGLOMERATES--4.2%
 14,200 Allied Signal, Inc........................................     1,192,800
 20,000 Dover Corp. ..............................................     1,230,000
 17,100 Philips Electronics NV (ADR)(d)...........................     1,229,063
                                                                     -----------
                                                                       3,651,863
                                                                     -----------
        ELECTRICAL EQUIPMENT--1.2%
 22,200 York International Corp., New.............................     1,021,200
                                                                     -----------
        ELECTRONIC COMPONENTS--0.4%
  2,700 Intel Corp. ..............................................       382,894
                                                                     -----------
        FINANCIAL SERVICES--2.8%
 30,200 Federal Home Loan Mortgage Corp. .........................     1,038,125
 23,000 Federal National Mortgage Association.....................     1,003,375
 11,400 Green Tree Financial Corp. ...............................       406,125
                                                                     -----------
                                                                       2,447,625
                                                                     -----------
        FREIGHT TRANSPORTATION--4.3%
 13,000 Burlington Northern Santa Fe..............................     1,168,375
 21,700 Canadian Pacific, Ltd., New...............................       617,094
 16,400 Federal Express Corp.(c)..................................       947,100
 29,400 Ryder Systems, Inc. ......................................       970,200
                                                                     -----------
                                                                       3,702,769
                                                                     -----------
        HEALTH CARE--SERVICES--4.3%
 10,500 Aetna, Inc................................................     1,074,938
 33,300 Beverly Enterprises, Inc..................................       541,125
 27,950 Columbia/HCA Healthcare Corp. ............................     1,098,784
 35,340 Foundation Health Corp.(c)................................     1,071,244
                                                                     -----------
                                                                       3,786,091
                                                                     -----------
        HOUSEHOLD PRODUCTS--1.3%
 23,300 Kimberly-Clark Corp. .....................................     1,159,175
                                                                     -----------
        HOUSING & BUILDING MATERIALS--4.6%
 16,700 Armstrong World Industries, Inc. .........................     1,225,363
 32,900 Leggett & Platt, Inc......................................     1,414,700
 31,000 Masco Corp. ..............................................     1,294,250
                                                                     -----------
                                                                       3,934,313
                                                                     -----------
        INSURANCE--4.9%
 16,700 ACE, Ltd..................................................     1,233,713
 10,800 Allstate Corp. ...........................................       788,400
 32,900 Everest Reinsurance Holdings, Inc.........................     1,303,663
 27,900 TIG Holdings, Inc. .......................................       871,872
                                                                     -----------
                                                                       4,197,648
                                                                     -----------
        LEISURE TIME--3.1%
 29,600 American Greetings Corp...................................     1,098,900
 37,900 Carnival Corp. ...........................................     1,563,375
                                                                     -----------
                                                                       2,662,275
                                                                     -----------
        OIL & GAS--1.5%
 28,800 Tosco Corp. ..............................................       862,200
 14,100 United Meridian Corp. ....................................       423,000
                                                                     -----------
                                                                       1,285,200
                                                                     -----------
        PACKAGING--1.3%
 20,600 Crown Cork & Seal Co., Inc. ..............................     1,100,813
                                                                     -----------
        RETAIL--1.9%
 19,800 Dayton Hudson Corp........................................     1,053,113
 29,400 Office Depot..............................................       571,463
                                                                     -----------
                                                                       1,624,576
                                                                     -----------
        RETAIL--FOOD & DRUG--1.0%
 28,300 The Kroger Co.(c).........................................       820,700
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


   SHARES                                                             VALUE (A)

            SOFTWARE--0.4%
     16,700 Symantec Corp. .......................................   $   325,650
                                                                     -----------
            TELECOMMUNICATION--3.9%
     17,400 Ameritech Corp. ......................................     1,182,113
     24,400 GTE Corp. ............................................     1,070,550
     18,286 SBC Communications, Inc. .............................     1,131,443
                                                                     -----------
                                                                       3,384,106
                                                                     -----------
            TOBACCO--2.3%
     11,000 Loews Corp. ..........................................     1,101,375
     30,900 UST, Inc. ............................................       857,475
                                                                     -----------
                                                                       1,958,850
                                                                     -----------
            Total Common Stocks
             (Identified Cost $42,684,023)........................    52,479,706
                                                                     -----------

---------------------------------------
MEDIUM & LONG TERM BONDS & NOTES--35.2%
---------------------------------------

    FACE
   AMOUNT
            AIRLINES--0.7%
 $  600,000 Northwest Airlines, 8.375%, 03/15/04..................       605,160
                                                                     -----------
            BANKS--0.9%
    350,000 Capital One Bank, 6.830%, 5/17/99.....................       350,627
     50,000 Chase Manhattan Corp., 9.050%, 2/01/02................        50,122
    310,000 Mellon Bank N A, 7.000%, 3/15/06......................       306,853
     50,000 Norwest Corp., 7.650%, 3/15/05........................        51,940
                                                                     -----------
                                                                         759,542
                                                                     -----------
            CABLE & MEDIA--0.4%
    350,000 TCI Communications, Inc.,
             7.250%, 6/15/99......................................       352,674
                                                                     -----------
            COMPUTER--0.3%
    300,000 Comdisco, Inc., 5.760%, 1/19/99.......................       297,666
                                                                     -----------
            ENERGY--0.2%
    125,000 Coastal Corp., 8.125% 9/15/02.........................       131,595
                                                                     -----------
            FINANCE--3.4%
    125,000 Associates Corp. NA, 8.350%, 12/22/98.................       128,866
    115,000 Avalon Properties, Inc., 7.375%, 9/15/02..............       116,785
    260,000 Dean Witter Discover & Co.,
             6.750%, 1/01/16......................................       239,442
    200,000 Ford Motor Credit Corp., 6.850%, 8/15/00..............       201,646
    244,000 General Motors Acceptance Corp.,
             5.500%, 12/15/01.....................................       231,229
    280,000 Oasis Residential, Inc., 7.000%, 11/15/03.............       275,190
    520,000 Sears Roebuck Acceptance Corp.,
             6.95% 05/15/02.......................................       522,558
    100,000 Secured Finance, 9.050%, 12/15/04.....................       111,059
    575,000 Transamerica Finance Corp.,
             6.750%, 6/01/00......................................       575,558
    300,000 Western Financial Services,
             6.950%, 11/20/03.....................................       302,583
    199,854 World Omni Automobile Lease Finance Corp., 6.550%,
             6/25/02..............................................       201,277
                                                                     -----------
                                                                       2,906,193
                                                                     -----------
            FOOD & BEVERAGES--0.8%
    720,000 Archer Daniels Midland Co.,
             7.500%, 03/15/27.....................................       729,461
                                                                     -----------
            FOREST PRODUCTS--0.8%
    700,000 MacMillan Bloedel, Ltd.,
             7.700%, 02/15/26.....................................       652,071
                                                                     -----------
            GOVERNMENT AGENCIES--14.9%
    350,000 Federal Home Loan Bank,
             7.151%, 9/13/05......................................       346,346
  1,020,000 United States Treasury Notes,
             6.750%, 6/30/99......................................     1,032,434
    455,000 United States Treasury Notes,
             6.125%, 7/31/00......................................       453,435
    600,000 United States Treasury Notes,
             8.750%, 8/15/00......................................       641,718
    500,000 United States Treasury Notes, 7.500%, 11/15/01........       521,015
    600,000 United States Treasury Notes,
             7.250%, 05/15/04.....................................       625,404
    910,000 United States Treasury Notes,
             6.500%, 8/15/05......................................       907,443
  4,000,000 United States Treasury Notes,
             7.000%, 7/15/06......................................     4,115,000
    800,000 United States Treasury Notes,
             Zero Coupon 11/15/09.................................       345,408
  1,300,000 United States Treasury Bonds,
             10.375%, 11/15/12....................................     1,650,181
  1,100,000 United States Treasury Bonds,
             9.125%, 5/15/18......................................     1,373,801
    890,000 United States Treasury Bonds,
             6.625%, 2/15/27......................................       870,812
                                                                     -----------
                                                                      12,882,997
                                                                     -----------
            HEALTHCARE--0.6%
     50,000 Columbia/HCA Healthcare Co.,
             8.020%, 8/5/02.......................................        52,568
    440,000 National Health Investments, Inc.,
             7.300%, 07/16/07.....................................       437,800
                                                                     -----------
                                                                         490,368
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------------
MEDIUM & LONG TERM BONDS & NOTES--(CONTINUED)
---------------------------------------------


    FACE
   AMOUNT                                                            VALUE (A)


            INDUSTRIALS--2.0%
 $  325,000 Amerco, 7.850%, 5/15/03..............................   $   334,451
    535,000 Loewen Group International, Inc.,
             7.750%, 10/15/01....................................       543,025
    260,000 Philips Electronics NV, 7.250%, 8/15/13..............       250,890
    420,000 SKF AB, 7.125%, 07/01/07.............................       417,190
    200,000 Tektronix, Inc., 7.625%, 8/15/02.....................       203,304
                                                                    -----------
                                                                      1,748,860
                                                                    -----------
            INSURANCE--0.3%
    275,000 Travelers Aetna, 6.750%, 4/15/01.....................       275,454
                                                                    -----------
            LEISURE & LODGING--0.5%
    100,000 Carnival Corp., 7.050%, 5/15/05......................        99,964
    300,000 La Quinta Inns, Inc., 7.400%, 9/15/05................       289,500
                                                                    -----------
                                                                        389,464
                                                                    -----------
            MORTGAGE--1.7%
    352,759 Federal National Mortgage Association, 7.000%,
             12/01/11............................................       351,986
    271,557 Federal National Mortgage Association, 7.000%,
             12/01/11............................................       270,963
    813,859 Federal National Mortgage Association, 7.500%,
             2/01/27.............................................       814,022
                                                                    -----------
                                                                      1,436,971
                                                                    -----------
            MORTGAGED BACKED--2.0%
    200,000 Federal Home Loan Mortgage Corp., 8.000%, 7/15/21....       204,436
    685,812 Federal Home Loan Mortgage Association, 6.000%,
             8/15/22.............................................       597,726
    620,000 Federal National Mortgage Association, 6.000%,
             2/25/24.............................................       544,937
     50,000 General Electric Capital Mortgage Services, Inc.,
             10.000%, 3/25/24....................................        51,171
     75,000 Westam Mortgage Financial Corp.,
             8.950%, 8/01/18.....................................        78,539
    200,000 Westam Mortgage Financial Corp.,
             9.400%, 12/01/18....................................       208,062
                                                                    -----------
                                                                      1,684,871
                                                                    -----------
            RAILROADS--0.5%
    460,000 Norfolk Southern Corp.,
             7.050%, 05/01/37....................................       466,638
                                                                    -----------
            SECURITIES--2.7%
    225,000 Alex Brown, Inc., 7.625%, 8/15/05....................       229,963
    200,000 Donaldson Lufkin & Jennrette, Inc.,
             6.875%, 11/01/05....................................       195,754
    100,000 Lehman Brothers Holdings, Inc.,
             5.750%, 11/15/98....................................        99,241
    200,000 Lehman Brothers Holdings, Inc.,
             7.360%, 12/15/03....................................       201,568
    100,000 Merrill Lynch & Co., 8.375%, 2/09/00.................       104,377
    390,000 Salomon Brothers, Inc., 7.125%, 8/01/99..............       392,894
    145,000 Salomon, Inc., 7.500%, 2/01/03.......................       146,963
    480,000 Smith Barney Holdings, Inc.,
             7.000%, 03/15/04....................................       480,394
    450,000 Van Kampen Merritt Companies, Inc., 9.750%, 02/15/03.       475,168
                                                                    -----------
                                                                      2,326,322
                                                                    -----------
            TECHNOLOGY--0.2%
    200,000 Digital Equipment Corp.,
             8.625%, 11/01/12....................................       203,306
                                                                    -----------
            TELECOMMUNICATION--1.0%
    200,000 Southern Bell Telephone & Telegraph Co., 7.625%,
             3/15/13.............................................       198,766
    950,000 Sprint Spectrum L.P.,
             Zero Coupon, 08/15/06...............................       693,500
                                                                    -----------
                                                                        892,266
                                                                    -----------
            TRANSPORTATION--0.2%
    100,000 AMR Corp., 10.290%, 03/08/21.........................       124,798
     25,000 AMR Corp., 10.180%, 1/02/13..........................        29,951
                                                                    -----------
                                                                        154,749
                                                                    -----------
            UTILITIES--1.1%
    250,000 Cincinnati Gas & Electric Co.,
             7.375%, 11/01/01....................................       252,780
    520,000 Waterford 3 Funding Energy,
             8.090%, 1/01/17.....................................       521,508
    195,000 Detroit Edison Co., 6.340%, 3/15/00..................       193,001
                                                                    -----------
                                                                        967,289
                                                                    -----------
            Total Bonds & Notes
             (Identified Cost $30,334,694).......................    30,353,917
                                                                    -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------
SHORT-TERM INVESTMENT--4.3%
---------------------------


    FACE
   AMOUNT                                                           VALUE (A)

 $3,714,000 Associates Corp. of North America,
             5.450%, 7/01/97....................................   $ 3,714,000
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $3,714,000).......................     3,714,000
                                                                   -----------
            Total Investments--100.3%
             (Identified Cost $76,732,717(b)....................    86,547,623
            Other assets less liabilities.......................      (230,952)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $86,316,671
                                                                   ===========

(a) See Note 1a.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $76,732,717 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $10,513,851
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................      (698,945)
                                                                   -----------
            Net unrealized appreciation.........................   $ 9,814,906
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $86,547,623
 Cash...................................................                      66
 Receivable for:
  Fund shares sold......................................                 400,704
  Securities sold.......................................                 616,563
  Dividends and interest................................                 536,087
  Foreign taxes.........................................                      44
 Unamortized organization...............................                   4,691
                                                                     -----------
                                                                      88,105,778
LIABILITIES
 Payable for:
  Securities purchased..................................  $1,424,425
  Fund shares redeemed..................................     255,503
  Miscellaneous.........................................         347
 Accrued expenses:
  Management fees.......................................      81,685
  Deferred trustees' fees...............................       1,564
  Other expenses........................................      25,583
                                                          ----------
                                                                       1,789,107
                                                                     -----------
                                                                     $86,316,671
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $74,038,468
  Undistributed net investment income...................                 978,331
  Accumulated net realized gains........................               1,484,951
  Unrealized appreciation on investments and foreign
   currency.............................................               9,814,921
                                                                     -----------
NET ASSETS..............................................             $86,316,671
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($86,316,671 divided by 5,872,879 shares of beneficial
 interest)..............................................             $     14.70
                                                                     ===========
Identified cost of investments..........................             $76,732,717
                                                                     ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..............................................              $  323,890(a)
 Interest...............................................                 943,092
                                                                      ----------
                                                                       1,266,982
EXPENSES
 Management fees........................................  $  246,414
 Trustees' fees and expenses............................      11,113
 Custodian..............................................      25,475
 Audit and tax services.................................       6,901
 Legal..................................................       9,340
 Printing...............................................       6,170
 Amortization of organization expenses..................         997
 Miscellaneous..........................................       1,819
                                                          ----------
   Total expenses.......................................     308,229
   Less expenses assumed by the
    investment adviser..................................      (9,012)    299,217
                                                          ----------  ----------
NET INVESTMENT INCOME...................................                 967,765
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Realized gain on:
  Investments--net......................................     963,269
                                                          ----------
 Unrealized appreciation on:
  Investments--net......................................   4,306,472
  Foreign currency transactions--net....................          16
                                                          ----------
   Total unrealized appreciation on
    investments and foreign
    currency transactions...............................   4,306,488
                                                          ----------
Net gain on investment transactions.....................               5,269,757
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............              $6,237,522
                                                                      ==========

(a) Net of foreign taxes of: $1,470

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $ 1,121,822   $   967,765
 Net realized gain on investments and foreign
  currency transactions..............................      940,791       963,269
 Unrealized appreciation on investments and foreign
  currency transactions..............................    4,480,648     4,306,488
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    6,543,261     6,237,522
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................   (1,114,677)            0
 Net realized gain on investments....................     (557,561)            0
                                                       -----------   -----------
                                                        (1,672,238)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   41,044,288    31,028,607
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............    1,114,677             0
 Distributions from net realized gain................      557,561             0
                                                       -----------   -----------
                                                        42,716,526    31,028,607
 Cost of shares redeemed.............................   (7,885,382)   (9,474,301)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   34,831,144    21,554,306
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   39,702,167    27,791,828
NET ASSETS
 Beginning of the period.............................   18,822,676    58,524,843
                                                       -----------   -----------
 End of the period...................................  $58,524,843   $86,316,671
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $     1,050   $    10,566
                                                       ===========   ===========
 End of the period...................................  $    10,566   $   978,331
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    3,250,311     2,238,651
 Issued in connection with the reinvestment of:
 Distributions from net investment income............       82,445             0
 Distributions from net realized gain................       30,535             0
                                                       -----------   -----------
                                                         3,363,291     2,238,651
 Redeemed............................................     (619,940)     (684,216)
                                                       -----------   -----------
 Net change..........................................    2,743,351     1,554,435
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                              OCTOBER 31, 1994(A)                   SIX MONTHS
                                    THROUGH        YEAR     YEAR      ENDED
                                 DECEMBER 31,      ENDED    ENDED    JUNE 30,
                                     1994          1995     1996       1997
                              ------------------- -------  -------  ----------
Net Asset Value, Beginning
 of Period..................        $10.00        $  9.94  $ 11.95   $ 13.55
                                    ------        -------  -------   -------
Income From Investment
 Operations
 Net Investment Income......          0.05           0.26     0.27      0.16
 Net Realized and Unrealized
  Gain (Loss) on
  Investments...............         (0.06)          2.20     1.73      0.99
                                    ------        -------  -------   -------
 Total From Investment
  Operations................         (0.01)          2.46     2.00      1.15
                                    ------        -------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income.........         (0.05)         (0.26)   (0.27)     0.00
 Distributions From Net
  Realized Capital Gains....          0.00          (0.19)   (0.13)     0.00
                                    ------        -------  -------   -------
 Total Distributions........         (0.05)         (0.45)   (0.40)     0.00
                                    ------        -------  -------   -------
Net Asset Value, End of
 Period.....................        $ 9.94        $ 11.95  $ 13.55   $ 14.70
                                    ======        =======  =======   =======
TOTAL RETURN (%)............         (0.10)(b)      24.79    16.91      8.49(b)
Ratio of Operating Expenses
 to Average Net Assets (%)..          0.85 (c)       0.85     0.85      0.85(c)
Ratio of Net Investment
 Income to Average Net
 Assets (%).................          4.16 (c)       4.03     3.08      2.72(c)
Portfolio Turnover Rate (%).             0 (c)         72       59        46(c)
Average Commission Rate (d).            --             --  $0.0594   $0.0594
Net Assets, End of Period
 (000)......................        $2,722        $18,823  $58,525   $86,317
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)..............          3.73 (c)       1.85     0.99      0.88(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS MANAGED SERIES
PORTFOLIO MANAGER: PETER PALFREY BACK BAY ADVISORS, L.P.


[PICTURE APPEARS HERE]

The Zenith Managed Series is a "Flexible" managed Series, typically targeting a 65/35 split between stocks and bond/money market holdings. As market condi-tions dictate, the stock allocation can vary from 50% to 80% of the total, based on market outlook, and the relative valuation between stocks and bonds. During the first half of 1997, the stock allocation ranged from 68-73%. Over the past five years, the stock allocation has ranged from 50-78%.

Q. HOW DID THE SERIES PERFORM DURING THE FIRST HALF OF THE YEAR?

A. The Managed Series continued its strong relative and absolute performance during the first six months of 1997, returning 15.60% versus 10.46% for the median Lipper "Flexible Portfolio Fund." This represented 514 basis points of outperformance. This should be viewed in the context of a 2.74% return for the Lehman Government/Corporate Index/5/ (the Series' fixed income benchmark), and a 20.59% return for the S&P 500 Index/18/, including the reinvestment of dividends (the Series' equity benchmark), during the first half of 1997. The Managed Series now ranks among the top six Lipper Variable Products Flexible Portfolio Funds for 1, 3, 5 and 10 year periods.

During the first quarter, above-trend economic growth, an increasingly tight labor market, and strong gains in personal income and consumer expenditures prompted the Federal Reserve to preemptively raise short term interest rates as an insurance policy against "persisting strength in consumer demand." While the rate increase was widely anticipated by the market, investors subsequently began to price in a series of Federal Reserve rate hikes, despite the absence of any measurable increase in inflationary pressures. Over the next several weeks, stocks corrected nearly 10% and the 30-year bond yield rose above 7%, before recovering a part of their losses late in March. However, by early in the second quarter, growing evidence of significantly less robust economic growth, coupled with continued benign inflation data, caused an "about face" in investor expectations for additional Federal Reserve monetary policy tight-ening. This allowed financial markets to stage a dramatic rally throughout the quarter. While bonds posted respectable gains during this period, stocks were the real beneficiary of the change in investor sentiment. Under the backdrop of the moderate decline in interest rates and very solid corporate earnings, stocks turned in one of their best quarterly performances ever, gaining more than 17% during the second quarter alone.

The Managed Series benefited from its relative overweight position in stocks. Additionally, large capitalization, growth stocks, which are well-represented in the Series, continued to perform very well relative to the broader market. Bonds also turned in a solid total return during the second quarter, recover-ing from the sharp selloff in March, as fears of a monetary tightening "proc-ess" by the Federal Reserve proved unfounded. Long duration US and Canadian pay securities performed very well, as did crossover (Baa/Ba)* and emerging market issues. The Series' issue selection and yield curve positioning allowed it to significantly outperform the Lehman Index during the first half of the year.

With stock market technicals and fundamentals remaining strong through the first half of 1997, I maintained the portfolio equity allocation at a 3 to 8 percent overweight level versus my normally "targeted" 65 percent stock/35 percent bond/money market holdings split. Despite considerable volatility caused by investor angst over the possibility of additional Federal Reserve action after strong first quarter GDP growth, stock market capital flows re-sumed in force in the second quarter (after a brief hiatus during the March market correction), providing a ready "bid" for any market dip. Corporate earnings have also continued to surprise to the upside, particularly among larger capitalization, industry sales leaders, supporting our corporate earn-ings outlook of 12-14 percent growth per year through 1998.

As interest rate concerns abated late in the first quarter, I modestly length-ened the bond portfolio duration, but maintained the defensive structure of the portfolio through a barbelled combination of short and intermediate higher yielding US and Yankee securities and long-dated Canadian pay issues. This structure provides a hedge against a resurgence in upward pressure on US in-terest rates. Throughout this period, a substantial portion of the portfolio duration has been achieved with 30-year Canadian Government and Provincial zero coupon bonds--a strategy that has added substantially to the superior performance of the bond portfolio thus far in 1997. The Series' overweight po-sition in cable/media bonds also contributed significantly to its overall per-formance, as improving sector and individual credit fundamentals drove issue spreads considerably tighter through the second quarter.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. After a pronounced slowdown in economic activity in the second quarter (largely due to a sharp pullback in consumer demand), and with continued be-nign inflationary pressures, market sentiment has become increasingly bullish in recent weeks for both stocks and bonds. Many analysts are now looking for a sidelined Federal Reserve, perhaps through year-end. As of June 30, 1997 the 2-year Treasury was currently trading around 5.9 percent (only 40 basis points over the Fed Series' Rate) and the 30-year was flirting with 6.5%--back to levels last seen in February of this year, before the Federal Reserve tight-ened.

While bonds should remain in the current trading range over the near term, perhaps with a yield curve flattening bias, I believe there is now an in-creased risk that a rebound in consumer activity (housing, retail) later in the third quarter or early in the fourth quarter could reignite fears of an-other preemptive strike by the Federal Reserve in its bid to contain demand-pull price pressures. With current equity valuations very full by most histor-ical measures, not only will investors scrutinize quarterly earnings results, severely penalizing underperformers, but they will also keep a watchful eye towards any sign of a reversal in the recent downward trend in interest rates. Therefore, despite a strong start to the "earnings reporting season," I be-lieve additional upside over the near term in stocks will be largely dependent upon a well-behaved bond market.

               A $10,000 Investment Compared to the S&P 500 and
                 Lehman Brothers Government/Corporation Index

Average Annual Return


                                                  Lipper Variable Flexible
                       Zenith Managed Series      Portfolio Fund Average/8/
          6 mos.*           15.60%                      10.35%
          1 year            26.35%                      19.40%
         5 years            15.28%                      13.18%
        10 years            12.59%                      11.01%
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE BACK-BAY MANAGED SERIES COMPARED TO THE SAME IN THE S&P 500 INDEX AND THE LEHMAN/GOVERNMENT CORP. INDEX OF WHICH THE PLOT POINTS ARE AS FOLLOWS:]



               Managed Series          S&P 500/19/        Leh/Gov't Corp./5/
 6/30/87          10,000                10,000                 10,000
12/31/87           9,545                 8,251                 10,356
12/31/88          10,450                10,205                 11,141
12/31/89          12,444                13,020                 12,728
12/31/90          12,844                16,988                 13,782
12/31/91          15,435                18,283                 16,004
12/31/92          16,469                20,121                 17,217
12/31/93          18,223                20,386                 19,117
12/31/94          18,020                20,386                 18,448
12/31/95          23,653                28,037                 21,997
12/31/96          27,210                34,470                 22,636
 6/30/97          31,455                41,571                 23,256

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A favorable total return through investment in diversified portfolio. The Series' portfolio is expected to include a mix of (1) common stocks, (2) notes and bonds and (3) money market instruments.

START DATE: May 1, 1987

SIZE: $177 million as of June 30, 1997

MANAGER: Peter Palfrey has managed the Series since January 1994 and joined Back Bay Advisors in 1993. Mr. Palfrey also manages several other fixed income and separate accounts.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.
LOGO

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
COMMON STOCKS--69.6% OF TOTAL NET ASSETS
----------------------------------------


 SHARES                                               VALUE (A)
        AEROSPACE--1.2%
 11,276 Boeing Co.................................   $    598,333
  5,400 Lockheed Martin Corp. ....................        559,237
 14,600 Rockwell International Corp...............        861,400
                                                     ------------
                                                        2,018,970
                                                     ------------
        AIR TRANSPORTATION--0.3%
  2,900 Delta Air Lines, Inc. ....................        237,800
 10,100 Southwest Airlines Co. ...................        261,338
                                                     ------------
                                                          499,138
                                                     ------------
        AUTOMOBILE & RELATED--1.7%
 37,764 Chrysler Corp. ...........................      1,239,131
 12,500 General Motors Corp.......................        696,094
 10,125 Genuine Parts Co. ........................        342,984
  4,500 Goodyear Tire & Rubber Co. ...............        284,906
  7,200 Paccar, Inc...............................        334,350
                                                     ------------
                                                        2,897,465
                                                     ------------
        BANKS--5.5%
 15,186 Banc One Corp. ...........................        735,572
 20,288 BankAmerica Corp..........................      1,309,844
 10,600 Bankers Trust New York Corp. .............        922,200
  8,700 Chase Manhattan Corp. New.................        844,444
  9,400 Citicorp .................................      1,133,287
  7,800 First Chicago Corp. ......................        471,900
 10,900 J.P. Morgan & Co., Inc. ..................      1,137,687
 14,400 NationsBank Corp. ........................        928,800
 17,100 Norwest Corp..............................        961,875
  5,000 Republic NY Corp..........................        537,500
  2,800 Wells Fargo & Co..........................        754,600
                                                     ------------
                                                        9,737,709
                                                     ------------
        BEVERAGES--0.3%
 20,000 Whitman Corp. ............................        506,250
                                                     ------------
        BUSINESS MACHINES--2.0%
  8,500 Apple Computer............................        121,125
 28,400 Digital Equipment Corp.(c)..................    1,006,425
 27,400 International Business Machines Corp. ....      2,471,138
                                                     ------------
                                                        3,598,688
                                                     ------------
        BUSINESS SERVICES--0.7%
 28,500 Browning Ferris Industries, Inc. .........        947,625
  9,200 H & R Block, Inc..........................        296,700
                                                     ------------
                                                        1,244,325
                                                     ------------
        CHEMICALS--2.7%
 14,200 Allied-Signals, Inc. .....................      1,192,800
  8,200 Dow Chemical Co...........................        714,425
 27,400 E.I. Du Pont de Nemours & Co..............      1,722,775
 11,000 Great Lakes Chemical Corp.................        576,125
  3,900 Pitney Bowes, Inc. .......................        271,050
  5,100 Union Carbide Corp. ......................        240,019
                                                     ------------
                                                        4,717,194
                                                     ------------


        COMMUNICATION--5.0%
 15,500 Airtouch Communications, Inc. ............        424,313
 13,100 Ameritech Corp. ..........................        889,981
 39,261 AT&T Co...................................      1,376,589
 16,200 BellSouth Corp. ..........................        751,275
 10,600 GTE Corp. ................................        465,075
  6,400 Harris Corp. .............................        537,600
  8,834 Lucent Technologies, Inc. ................        636,600
 11,900 Northern Telecom LTD......................      1,082,900
 14,600 NYNEX Corp................................        841,325
 14,137 SBC Communications, Inc. .................        874,727
 23,900 US West, Inc..............................        900,731
                                                     ------------
                                                        8,781,116
                                                     ------------
        CONGLOMERATES--1.0%
 11,100 Frontier Corp. ...........................        221,306
  2,200 ITT Corp. ................................        134,338
 13,800 Minnesota Mining & Manufacturing..........      1,407,600
                                                     ------------
                                                        1,763,244
                                                     ------------
        CONSTRUCTION--0.9%
 13,400 Home Depot, Inc. .........................        923,763
 14,900 Masco Corp. ..............................        622,075
                                                     ------------
                                                        1,545,838
                                                     ------------
        CONSUMER DURABLES--2.2%
  7,300 Black & Decker Corp.......................        271,469
 53,400 General Electric Co.......................      3,491,025
    800 Whirlpool Corp............................         43,650
                                                     ------------
                                                        3,806,144
                                                     ------------
        CONTAINERS--0.2%
  6,000 Bemis, Inc. ..............................        259,500
                                                     ------------
        DATA PROCESSING--2.6%
 16,100 Intel Corp. ..............................      2,283,181
 17,900 Microsoft Corp............................      2,262,113
    100 Oracle Sys Corp...........................          5,038
                                                     ------------
                                                        4,550,332
                                                     ------------
        DOMESTIC OIL--1.2%
  4,300 Amerada Hess Corp. .......................        238,919
  2,800 Amoco Corp. ..............................        243,425
  5,400 Atlantic Richfield Co.....................        380,700
  3,600 Halliburton Co. ..........................        285,300
    934 Santa Fe Energy, Inc.(c)..................         13,718
  3,601 Sun, Inc. ................................        111,631

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        DOMESTIC OIL--(CONTINUED)
  7,000 Tenneco, Inc.............................................   $    316,312
 15,600 Unocal Corp. ............................................        605,475
                                                                    ------------
                                                                       2,195,480
                                                                    ------------
        DRUGS & MEDICINE--6.3%
  8,800 Abbott Laboratories......................................        587,400
 10,600 American Home Products Corp. ............................        810,900
 12,800 Bausch & Lomb, Inc.......................................        603,200
 17,500 Baxter International, Inc. ..............................        914,375
  9,600 Becton Dickerson & Co....................................        486,000
 17,000 C. R. Bard, Inc..........................................        617,312
 12,600 Corning, Inc.............................................        700,875
 15,200 Eli Lilly & Co. .........................................      1,661,550
 11,200 Mallinckrodt, Inc........................................        425,600
 19,500 Merck & Co., Inc. .......................................      2,018,250
 10,400 Pfizer, Inc. ............................................      1,242,800
 21,600 Schering-Plough Corp. ...................................      1,034,100
                                                                    ------------
                                                                      11,102,362
                                                                    ------------
        ELECTRONICS--2.5%
 21,400 AMP, Inc.................................................        893,450
 18,800 Emerson Electric Co......................................      1,035,175
 20,000 Hewlett-Packard..........................................      1,120,000
 15,400 Raytheon Co. ............................................        785,400
  9,600 Tektronix, Inc. .........................................        576,000
                                                                    ------------
                                                                       4,410,025
                                                                    ------------
        ENERGY & UTILITIES--2.3%
 11,700 Consolidated Edison Co. .................................        344,419
 40,200 Edison International.....................................        999,975
 45,700 Pacific Gas & Electric Corp..............................      1,108,225
 10,700 Pepco Energy Co..........................................        224,700
  7,700 Public Service Enterprise Group..........................        192,500
  8,900 Texas Utilities Co.......................................        306,494
 38,500 Unicom Corp. ............................................        856,625
                                                                    ------------
                                                                       4,032,938
                                                                    ------------
        ENERGY RAW MATERIALS--0.8%
 27,200 Occidental Petroleum Corp. ..............................        681,700
                                                                    ------------
        ENTERTAINMENT--0.0%
  2,200 ITT Industry, Inc........................................         56,650
                                                                    ------------
        FINANCE--2.5%
 10,400 American Express Co......................................        774,800
 21,800 Federal Home Loan Mortgage Corp. ........................        749,375
 21,400 Federal National Mortgage Association....................        933,575
 14,508 Morgan Stanley/Dean Witter...............................        624,751
 25,100 Salomon, Inc.............................................      1,396,188
                                                                    ------------
                                                                       4,478,689
                                                                    ------------
        FOOD & AGRICULTURE--3.8%
 36,900 Coca Cola Co. ...........................................      2,490,750
 20,450 H. J. Heinz Co...........................................        943,256
 11,200 Kellogg Co. .............................................        959,000
 30,700 PepsiCo, Inc. ...........................................      1,153,169
 16,000 Sara Lee Corp. ..........................................        666,000
 15,200 Supervalu, Inc...........................................        524,400
                                                                    ------------
                                                                       6,736,575
                                                                    ------------
        GAS UTILITIES--0.3%
 14,200 Eastern Enterprises......................................        492,562
                                                                    ------------
        GOLD--0.1%
  8,900 Barrick Gold Corp........................................        195,800
                                                                    ------------
        INSURANCE--2.7%
 11,500 Aetna Life & Casualty Co. ...............................      1,177,312
 10,568 Allstate Corp. ..........................................        771,464
 14,400 American General Corp. ..................................        687,600
  6,468 American International Group, Inc. ......................        966,157
  2,700 Cigna Corp...............................................        479,250
  2,200 Hartford Financial Services Group........................        182,050
  4,600 Loews Corp. .............................................        460,575
                                                                    ------------
                                                                       4,724,408
                                                                    ------------
        INTERNATIONAL OIL--4.4%
 11,000 Chevron Corp.............................................        813,312
 38,400 Exxon Corp. .............................................      2,361,600
 15,600 Mobil Corp. .............................................      1,090,050
 39,200 Royal Dutch Petroleum Co. (ADR)(d).......................      2,131,500
 11,900 Texaco, Inc. ............................................      1,294,125
                                                                    ------------
                                                                       7,690,587
                                                                    ------------
        LEISURE--0.3%
 17,000 Brunswick Corp. .........................................        531,250
                                                                    ------------
        LIQUOR--0.4%
  6,600 Anheuser-Busch Companies, Inc. ..........................        276,787
 11,700 Seagram, Ltd. ...........................................        470,925
                                                                    ------------
                                                                         747,712
                                                                    ------------
        MEDIA--1.1%
  3,000 Gannett Company, Inc.....................................        296,250
 15,200 Tele-Communications, Inc. ...............................        226,100
 26,500 Time Warner, Inc. .......................................      1,278,625
  9,700 US West, Inc. ...........................................        196,425
                                                                    ------------
                                                                       1,997,400
                                                                    ------------
        MISCELLANEOUS--1.1%
  8,000 American Greetings Corp. ................................        297,000
 10,000 Cognizant Corp. .........................................        405,000

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
COMMON STOCKS--(CONTINUED)
--------------------------


 SHARES                                                              VALUE (A)
        MISCELLANEOUS--(CONTINUED)
 10,900 EG & G, Inc..............................................   $    245,250
  8,500 Fortune Brands, Inc. ....................................        317,156
  8,500 Gallaher Group PLC.......................................        156,719
  4,400 Nacco Industries, Inc. ..................................        248,325
  7,926 Newmont Mining Corp......................................        309,114
                                                                    ------------
                                                                       1,978,564
                                                                    ------------
        NON-FERROUS METALS--0.0%
 14,000 Aluminum Company of America..............................      1,055,250
                                                                    ------------
        OFFICE EQUIPMENT--1.1%
 24,000 Xerox Corp. .............................................      1,893,000
                                                                    ------------
        OPTICAL PHOTO, EQUIPMENT--0.2%
  3,600 Eastman Kodak Co. .......................................        276,300
                                                                    ------------
        PAPER & FOREST PRODUCTS--1.1%
  3,300 Burlington Northern Santa Fe.............................        296,587
  3,600 Georgia-Pacific Corp. ...................................        307,350
 19,000 Kimberly-Clark Corp. ....................................        945,250
  8,400 Westvaco Corp. ..........................................        264,075
  4,050 Weyerhaeuser Co..........................................        210,600
                                                                    ------------
                                                                       2,023,862
                                                                    ------------
        POLLUTION CONTROL--0.2%
  9,500 Waste Management, Inc....................................        305,188
                                                                    ------------
        PRODUCER OF GOODS--0.3%
 21,200 Cincinnati Milacron, Inc. ...............................        549,875
  1,100 Deere & Co...............................................         60,363
                                                                    ------------
                                                                         610,238
                                                                    ------------
        PUBLISHING--0.3%
 12,000 Knight Ridder, Inc. .....................................        588,750
                                                                    ------------
        RAILROADS & SHIPPING--0.6%
  5,100 CSX Corp. ...............................................        283,050
  4,500 Norfolk Southern Corp....................................        453,375
  4,200 Union Pacific Corp. .....................................        296,100
  3,557 Union Pacific Resources Group............................         88,480
                                                                    ------------
                                                                       1,121,005
                                                                    ------------
        RESTAURANTS--0.3%
  9,200 McDonald's Corp. ........................................        444,475
                                                                    ------------
        RETAIL--3.5%
 19,000 Albertsons, Inc. ........................................        693,500
  5,000 J. C. Penney, Inc........................................        260,938
 38,900 Kmart Corp.(c)...........................................        476,525
 26,400 Mattel, Inc. ............................................        894,300
  7,800 May Department Stores Co. ...............................        368,550
 10,000 Mercantile Stores, Inc...................................        629,375
 11,600 Nike, Inc. ..............................................        677,150
 11,400 Sears Roebuck & Co. .....................................        612,750
  5,400 The Limited, Inc. .......................................        109,350
 44,900 Wal-Mart Stores, Inc.  ..................................      1,518,181
                                                                    ------------
                                                                       6,240,619
                                                                    ------------
        SOAPS & COSMETICS--4.1%
 17,000 Alberto Culver Co. ......................................        476,000
  3,900 Avon Products, Inc. .....................................        275,194
 26,920 Bristol-Myers Squibb Co. ................................      2,180,520
  1,900 Clorox Co. ..............................................        250,800
  9,000 Gillette Co..............................................        852,750
 26,100 Johnson & Johnson........................................      1,680,187
 10,300 Procter & Gamble Co. ....................................      1,454,875
                                                                    ------------
                                                                       7,170,326
                                                                    ------------
        STEEL--0.2%
  7,720 USX-US Steel Group.......................................        270,683
                                                                    ------------
        TOBACCO--1.0%
 40,800 Philip Morris Companies, Inc. ...........................      1,810,500
                                                                    ------------
        TRAVEL & RECREATION--0.6%
 13,235 Walt Disney Co. .........................................      1,062,109
                                                                    ------------
        Total Common Stocks
         (Identified Cost $74,776,354)...........................    122,850,920
                                                                    ------------


--------------------
BONDS & NOTES--29.4%
--------------------

    FACE
   AMOUNT
             CORPORATE BONDS--15.5%
 $ 2,000,000 Comcast Cellular Holding, Inc,
              9.500%, 5/01/07, 144A(e)...........................      2,010,000
   3,000,000 Comcast Corp.,
              10.625%, 7/15/12...................................      3,540,000
   3,000,000 Conseco Financial Trust III,
              8.796%, 4/01/27....................................      3,102,030
   1,000,000 Maxus Energy Corp.,
              9.375%, 11/01/03...................................      1,075,000
   4,525,000 News America Holdings, Inc.,
              10.125%, 10/15/12..................................      5,099,358
   3,750,000 Norfolk Southern Corp.,
              7.050%, 5/01/37....................................      3,804,113
     900,000 Owens Illinois, Inc.,
              8.100%, 5/15/07....................................        918,207
  10,000,000 Time Warner, Inc.,
              Zero Coupon, 12/17/12..............................      3,925,000
   2,000,000 Total Access Communication,
              8.375%, 11/04/06...................................      1,932,720

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                           VALUE (A)
             CORPORATE BONDS--(CONTINUED)
 $    30,000 Viacom, Inc.,
              8.000%, 7/07/06...................................   $     29,100
   2,000,000 Worldcom, Inc.,
              7.750%, 4/01/27...................................      2,045,060
                                                                   ------------
                                                                     27,480,588
                                                                   ------------
             FOREIGN--7.6%
   5,000,000 Government of Canada,
              Zero Coupon, 3/15/21(d)...........................        696,984
  11,500,000 Government of Canada,
              Zero Coupon, 12/01/20(d)..........................      1,633,875
   5,000,000 Government of Canada,
              8.000%, 6/01/23(d)................................      4,109,490
  30,000,000 Ontario Province,
              Zero Coupon, 09/08/23(d)..........................      3,334,661
   4,250,000 Quebec Province,
              Zero Coupon, 03/03/23(d)..........................        454,868
   3,600,000 Quebec Province,
              8.50%, 4/01/26(d).................................      2,991,419
                                                                   ------------
                                                                     13,221,297
                                                                   ------------
             YANKEE--5.8%
   3,250,000 Republic of Argentina,
              11.375%, 1/30/17..................................      3,656,250
   5,000,000 Republic of Panama,
              7.875%, 2/13/02, 144A(e)..........................      4,938,850
   1,500,000 United Mexican States,
              9.750%, 2/06/01...................................      1,586,250
                                                                   ------------
                                                                     10,181,350
                                                                   ------------
             U.S. GOVERNMENT BONDS--0.5%
     373,822 Government National Mortgage Association, 10.000%,
              9/15/18...........................................        410,879
     455,992 Government National Mortgage Association, 11.500%
              with various maturities to 2013...................        517,249
                                                                   ------------
                                                                        928,128
                                                                   ------------
             Total Bonds & Notes
              (Identified Cost $48,433,755).....................     51,811,363
                                                                   ------------


---------------------------
SHORT-TERM INVESTMENT--0.2%
---------------------------

   FACE
  AMOUNT                                                           VALUE (A)
 $356,000 Household Finance Corp.,
           6.080%, 7/01/97......................................   $    356,000
                                                                   ------------
          Total Short-Term Investment
           (Identified Cost $356,000)...........................        356,000
                                                                   ------------
          Total Investments--99.2%
           (Identified Cost $123,566,109)(b)....................    175,018,283
          Other assets less liabilities.........................      1,487,233
                                                                   ------------
          TOTAL NET ASSETS--100%................................   $176,505,516
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $123,566,109 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value
           over tax cost.......................................   $ 52,880,667
          Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value..........................................     (1,428,493)
                                                                  ------------
          Net unrealized appreciation..........................   $ 51,452,174
                                                                  ============

(c) Non-income producing security.
(d) Denominated in Canadian dollars.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value..............................                 $175,018,283
 Cash..............................................                          907
 Receivable for:
  Fund shares sold.................................                      125,864
  Securities sold..................................                    2,480,026
  Dividends and interest...........................                    1,133,162
  Foreign taxes....................................                          632
                                                                    ------------
                                                                     178,758,874
LIABILITIES
 Payable for:
  Securities purchased.............................  $2,048,500
  Fund shares redeemed.............................      47,996
 Accrued expenses:
  Management fees..................................      72,099
  Deferred trustees' fees..........................      42,361
  Other expenses...................................      42,402
                                                     ----------
                                                                       2,253,358
                                                                    ------------
                                                                    $176,505,516
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in..................................                 $110,792,028
  Undistributed net investment income..............                    2,780,345
  Accumulated net realized gains...................                   11,480,706
  Unrealized appreciation on investments and foreign
   currency........................................                   51,452,437
                                                                    ------------
NET ASSETS.........................................                 $176,505,516
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($176,505,516 divided by 896,183 shares of
 beneficial interest)..............................                 $     196.95
                                                                    ============
Identified cost of investments.....................                 $123,566,109
                                                                    ============


-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.........................................               $ 1,222,980(a)
 Interest..........................................                 2,035,297
                                                                  -----------
                                                                    3,258,277
EXPENSES
 Management fees...................................  $   414,226
 Trustees' fees and expenses.......................       19,367
 Custodian.........................................       41,400
 Audit and tax services............................        5,176
 Legal.............................................        9,340
 Printing..........................................       26,636
 Miscellaneous.....................................        1,816
                                                     -----------
  Total expenses...................................                   517,961
                                                                  -----------
NET INVESTMENT INCOME..............................                 2,740,316
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net.................................   11,341,982
  Foreign currency transactions--net...............       (2,092)
                                                     -----------
  Total realized gain on investments and foreign
   currency transactions...........................   11,339,890
                                                     -----------
 Unrealized appreciation on:
  Investments--net.................................   10,238,831
  Foreign currency transactions--net...............        1,185
                                                     -----------
  Total unrealized appreciation on investments and
   foreign currency transactions...................   10,240,016
                                                     -----------
Net gain on investment transactions................                21,579,906
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........               $24,320,222
                                                                  ===========

(a) Net of foreign taxes of: $5,990

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  5,527,070  $  2,740,316
 Net realized gain on investments and foreign
  currency transactions............................     9,531,773    11,339,890
 Unrealized appreciation on investments, and
  foreign currency transactions....................     6,443,761    10,240,016
                                                     ------------  ------------
 Increase in net assets from operations............    21,502,604    24,320,222
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (5,442,217)            0
 Net realized gain on investments..................    (9,837,965)            0
                                                     ------------  ------------
                                                      (15,280,182)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    20,225,126    10,804,763
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     5,442,217             0
 Distributions from net realized gain..............     9,837,965             0
                                                     ------------  ------------
                                                       35,505,308    10,804,763
 Cost of shares redeemed...........................   (28,375,038)  (19,507,897)
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS.......................     7,130,270    (8,703,134)
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    13,352,692    15,617,088
NET ASSETS
 Beginning of the period...........................   147,535,736   160,888,428
                                                     ------------  ------------
 End of the period.................................  $160,888,428  $176,505,516
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     45,930  $     40,029
                                                     ============  ============
 End of the period.................................  $     40,029  $  2,780,345
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       120,220        59,463
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        31,471             0
 Distributions from net realized gain..............        55,351             0
                                                     ------------  ------------
                                                          207,042        59,463
 Redeemed..........................................      (164,939)     (107,650)
                                                     ------------  ------------
 Net change........................................        42,103       (48,187)
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                           SIX MONTHS
                                    YEAR ENDED DECEMBER 31,                  ENDED
                          -----------------------------------------------   JUNE 30,
                           1992      1993      1994      1995      1996       1997
                          -------  --------  --------  --------  --------  ----------
Net Asset Value,
 Beginning of Period....  $127.87  $ 130.26  $ 137.18  $ 130.30  $ 163.52   $ 170.37
                          -------  --------  --------  --------  --------   --------
Income From Investment
 Operations
 Net Investment Income..     5.14      4.35      5.42      6.34      6.43       3.06
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     3.45      9.58     (6.92)    34.33     18.21      23.52
                          -------  --------  --------  --------  --------   --------
 Total From Investment
  Operations............     8.59     13.93     (1.50)    40.67     24.64      26.58
                          -------  --------  --------  --------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (5.13)    (4.36)    (5.38)    (6.34)    (6.34)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00      0.00      0.00     (0.23)     0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................    (1.07)    (2.65)     0.00     (0.88)   (11.45)      0.00
                          -------  --------  --------  --------  --------   --------
 Total Distributions....    (6.20)    (7.01)    (5.38)    (7.45)   (17.79)      0.00
                          -------  --------  --------  --------  --------   --------
Net Asset Value, End of
 Period.................  $130.26  $ 137.18  $ 130.30  $ 163.52  $ 170.37   $ 196.95
                          =======  ========  ========  ========  ========   ========
TOTAL RETURN (%)........     6.70     10.65     (1.11)    31.26     15.01      15.60(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.54      0.53      0.54      0.64      0.62       0.63(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     5.32      3.65      3.98      4.06      3.64       3.28(b)
Portfolio Turnover Rate
 (%)....................       36        22        76        51        72         66(b)
Average Commission Rate
 (c)....................       --        --        --        --  $ 0.0318   $ 0.0247
Net Assets, End of
 Period (000)...........  $77,575  $121,339  $121,877  $147,536  $160,888   $176,506

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES
PORTFOLIO MANAGERS: STEVEN GUTERMAN, PETER WILBY AND DAVID SCOTT SALOMON BROTHERS ASSET MANAGEMENT INC

[PICTURE APPEARS HERE]                     [PICTURE APPEARS HERE]

[PICTURE APPEARS HERE]

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1997?

A. For the six month period ending June 30, 1997, the Series posted a 5.08% return versus 3.6% for the Lipper Variable Annuity General Bond Average.

Major government bond market yields ended the first half of the year at simi-lar levels to those prevailing at the beginning of 1997. However, this appar-ent calmness masks significant volatility in the interim period. The U.S. Treasury market experienced upward pressure on yields early in the year sup-ported by evidence of an exceptionally robust economy driven by above-trend consumer expenditures. The strength of activity prompted the Federal Reserve to hike its key Fed Funds target rate by 25 basis points to 5.50% in March. European bond markets continued to be dominated by the moves towards European Monetary Union. Despite a widespread perception that several European Adminis-trations would have to "fudge" their fiscal arithmetic in order to comply with the Maastricht Treaty criteria, yields spreads generally tightened within Eu-rope.

Q. HOW DID YOU MANAGE THE SERIES?

A. The Series' allocation to the high yield and emerging markets debt sectors had a positive affect on performance. High yield bonds continued to be star performers, spurred by the anticipated heavy issuance of Collateralized Bond Obligations (CBOs). CBOs are structured securities that pass through principal and interest payments from high yield bonds to investors via distinct tranches. The issuance of CBOs has increased the demand for high yield securi-ties and tightened yield spreads to Treasuries. The sector has been supported by strong credit quality and healthy corporate profitability. Similarly, yield spreads in the emerging markets debt sector have narrowed to record levels versus Treasuries. This has been led by 1) strong institutional demand, 2) positive fundamentals, and 3) large scale programs to retire secured Brady Bonds and issue unsecured Eurobonds. We expect to trim our allocation to this sector over the next six months based on current spread levels.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Our outlook for the global investment grade bond markets remains cautious. In the U.S., the underlying fundamentals for the consumer including high con-fidence levels, strong disposable income growth, and low unemployment support a snap-back in consumer activity over the balance of this year. This will likely prompt further Federal Reserve tightening. In Europe the debate over EMU will continue to dominate activity in the fixed income and currency mar-kets. Recent events, such as the Bundesbank dispute over reserve revaluation with the Kohl Administration, only serve to increase the uncertainty surround-ing the move towards monetary union.

We expect the global high yield markets to perform well supported by positive fundamentals and institutional investors seeking incremental yield.

   A $10,000 Investment Compared to the Lehman Brothers Aggregate Bond Index

Average Annual Return


                             Strategic          Lipper Variable General
                             Bond Opp.            Bond Fund Average/9/
          6 mos.*               5.08%                   3.64%
          1 year               13.87%                  10.09%
 Since Inception               13.89%                     n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN STRATEGIC BOND OPPORTUNITIES SERIES COMPARED TO THE SAME IN THE LEHMAN AGGREGATE BOND INDEX PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                    Strategic Bond                  Lehman Aggregate
                     Opp. Series                         Bond/3/
10/31/94                10,000                           10,000
12/31/94                 9,860                           10,047
12/31/95                11,771                           11,902
12/31/96                13,461                           12,332
 6/30/97                14,145                           12,716


[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of total return consistent with the preservation of capital.

START DATE: October 31, 1994

SIZE: $54 million as of June 30, 1997

MANAGERS: Peter Wilby, Beth Semmel, Steven Guterman and David Scott have managed the Series since its inception in October of 1994. Mr. Wilby and Mr. Scott also have managed the Salomon Brothers Investment Series--Strategic Bond Fund since March 1995. Mr. Wilby has also managed the Salomon Brothers Investment Series-- High Yield Bond Fund since March 1995. They have also managed the North American Strategic Income Fund since March 1995.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--81.8% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                              VALUE (A)
            CORPORATE BONDS--43.9%
 $  125,000 Airplane Pass Thru Trust, 10.875%, 3/15/19.............  $   143,804
    150,000 Alvey Systems, Inc., 11.375%, 1/31/03..................      155,250
    400,000 Allied Waste Industries, Inc., 6/01/07(j)..............      248,000
    250,000 American Builders 10.625%, 5/15/07.....................      257,500
    150,000 American Media Operations 11.625%, 11/15/04............      163,500
    250,000 Atlantic Express Transportation Corp. 10.750%, 2/01/04.      260,937
    250,000 Bellwether Exploration Co. 10.875%, 4/01/07............      268,125
    200,000 Benton Oil & Gas Co. 11.625%, 5/01/03..................      219,500
    150,000 Berry Plastics 12.250%, 4/15/04........................      165,000
    150,000 Borg Warner Security Corp. 9.125% 5/01/03..............      150,000
    250,000 CFP Holdings, Inc. 11.625%, 1/15/04....................      259,688
    150,000 CSK Auto, Inc. 11.000%, 11/01/06.......................      156,750
    150,000 Cablevision Systems Corp. 10.500%, 5/15/16.............      166,125
    150,000 Carr Gottstein Foods Co. 12.000%, 11/15/05.............      167,063
    166,000 Central Transportation Rental Finance Corp.
             9.500%, 4/30/03.......................................      161,435
    150,000 Clark Schwebel, Inc.
             10.500%, 4/15/06......................................      160,125
    150,000 Cobb Theatres 10.625%, 3/01/03.........................      164,813
    250,000 Cole National Group, Inc. 9.875%, 12/31/06.............      263,750
    400,000 Coleman Escrow Corp. Zero Coupon, 5/15/01..............      253,000
    250,000 Collins & Aikman Floorcovering 10.000%, 1/15/07........      253,125
    250,000 Commonwealth Aluminum Corp. 10.750%, 10/1/06...........      264,375
    150,000 Cross Timbers Oil Co.
             9.250%, 4/01/07.......................................      153,375
    200,000 Crown Paper Co. 11.000%, 9/01/05.......................      201,500
    250,000 DVI, Inc. 9.875%, 2/01/04..............................      255,313
    250,000 Dawson Production Services, Inc. 9.375%, 2/01/07.......      256,250
    200,000 Dole Foods, Inc. 6.750%, 7/15/00.......................      200,262
    150,000 Dollar Financial Group, Inc. 10.875%, 11/15/06.........      160,875
    200,000 Envirosource, Inc. 9.750%, 6/15/03.....................      197,750
    100,000 Exide Electronics Group, Inc. 11.500%, 3/15/06(h)......      106,000
    200,000 Eye Care Centers of America, Inc. 12.000%, 10/01/03....      218,750
    100,000 Finlay Fine Jewelry Corp. 10.625%, 5/01/03.............      106,000
    250,000 Foamex L.P/Foamex Cap. Corp. 9.875%, 6/15/07...........      257,500
    250,000 Freedom Chemical Co. 10.625%, 10/15/06.................      258,125
    250,000 French Fragrances, Inc. 10.375%, 5/15/07...............      258,125
    150,000 Fresenius Medical Care Cap 9.000%, 12/01/06............      153,000
    400,000 Harnischfeger Industries, Inc. 6.875%, 2/15/27.........      396,092
    150,000 Harveys Casino Resorts 10.625%, 6/01/06................      160,500
    100,000 Herff Jones, Inc. 11.000%, 8/15/05.....................      108,500
    150,000 Hills Stores Co. 12.500%, 7/01/03......................      117,750
    150,000 Hines Horticulture 11.750%, 10/15/05...................      160,875
    150,000 Hollinger International
             9.250%, 2/01/06.......................................      153,750
    275,000 ICG Holdings, Inc. 13.500%, 9/15/05(j).................      200,750
    200,000 Imed Corp. 9.750%, 12/01/06............................      203,500
    250,000 Integrated Health Services, Inc. 9.500%, 9/15/07.......      258,125
    200,000 Intermedia Communications 12.500%, 5/15/06.............      140,000
    350,000 International Cabletel, Inc., 2/01/06(j)...............      242,375
    250,000 Intertek Financial PLC 10.250%, 11/01/06...............      259,375
    150,000 Iron Mountain, Inc. 10.125%, 10/01/06..................      160,500
    200,000 Jacor Communications Co. 9.750%, 12/15/06..............      211,500
    150,000 Jitney Jungle Stores 12.000%, 3/01/06..................      167,250
    250,000 Jordan Industries, Inc. 10.375%, 8/01/03...............      262,500
    150,000 KCS Energy, Inc. 11.000%, 1/15/03......................      163,500
    200,000 Lamar Advertising Co. 9.625%, 12/01/06.................      205,500
    250,000 Loomis Fargo & Co. 10.000%, 1/15/04....................      255,000
    350,000 Marcus Cable Co. 0/14.250%, 12/15/05(j)................      278,250
    150,000 Maxxim Medical, Inc. 10.500%, 8/01/06..................      162,750
    150,000 Mesa Operating Co.
             10.625%, 7/01/06......................................      171,000
  3,000,000 Mid State Trust 0/13.000%, 7/01/35(j)..................    3,016,875
    250,000 NL Industries, Inc., 10/15/05(j).......................      236,875
    200,000 National Energy Group, Inc. 10.750%, 11/01/06..........      207,500
    250,000 Norcal Waste Systems, Inc. 13.250%, 11/15/05...........      280,000
    400,000 Occidental Petroleum Corp. 9.250%, 8/01/19.............      466,236

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                             VALUE (A)
            CORPORATE BONDS--(CONTINUED)
 $  250,000 Packard Bioscience, Inc. 9.375%, 3/01/07..............   $   254,375
    450,000 Paine Webber Group, Inc. 7.000%, 3/01/00..............       453,074
    150,000 Parker Drilling Co. 9.750%, 11/15/06..................       156,750
    250,000 Pen Tab Industries, Inc. 10.875%, 2/01/07.............       256,250
    200,000 Pierce Leahy Corp. 11.125%, 7/15/06...................       220,000
    150,000 Printpack, Inc. 10.625%, 8/15/06......................       159,187
    250,000 Pueblo Xtra International 9.500%, 8/01/03.............       242,500
    200,000 Radnor Holdings Corp. 10.000%, 12/01/03...............       202,500
    150,000 Rayovac Corp. 10.250%, 11/01/06.......................       157,875
    150,000 Renco Metals, Inc. 11.500%, 7/01/03...................       160,500
    350,000 Revlon Worldwide Corp. Zero Coupon, 3/15/01...........       237,125
    250,000 Riddell Sports, Inc. 10.500%, 7/15/07.................       256,250
    150,000 Rogers Cablesystems, LTD 10.000%, 3/15/05.............       163,125
    200,000 Ryder Transportation, Inc. 10.000%, 12/01/06..........       206,000
    150,000 SFX Broadcasting, Inc. 10.750%, 5/15/06...............       164,250
    150,000 Selmer, Inc. 11.000%, 5/15/05.........................       164,250
    150,000 Shop Vac Corp. 10.625%, 9/01/03.......................       159,750
    125,000 Southdown, Inc. 10.000%, 3/01/06......................       136,562
    150,000 Specialty Equipment Companies, Inc. 11.375%, 12/01/03.       161,437
    250,000 Speedy Muffler King, Inc. 10.875%, 10/01/06...........       255,000
    250,000 Stone Container Corp. 12.250%, 4/01/02................       256,875
    150,000 Stroh Brewery Co. 11.100%, 7/01/06....................       156,562
    200,000 Sun International, Ltd. 9.000%, 3/15/07...............       204,000
    200,000 Synthetic Industries, Inc. 9.250%, 2/15/07............       204,500
    400,000 TFM SA DE CV, 6/15/09(j)..............................       230,500
    250,000 Talley Manufacturing & Technology, Inc. 10.750%,
             10/15/03.............................................       261,250
    250,000 Tekni Plex, Inc. 11.250%, 4/01/07.....................       271,250
    250,000 Texas Petrochemicals Corp. 11.125%, 7/01/06...........       269,375
    350,000 Transamerican Energy Corp., 6/15/02(j)................       252,000
    150,000 Trump Atlantic City Associates 11.250%, 5/01/06.......       147,000
    150,000 Twin Laboratories, Inc. 10.250%, 5/15/06..............       159,000
    350,000 U.S. West Capital Funding, Inc. 6.850%, 1/15/02.......       350,795
    250,000 United Refining Co. 10.750%, 6/15/07..................       252,500
    100,000 United States Leasing International
             8.450%, 1/25/05......................................       107,003
    150,000 Universal Outdoor, Inc. 9.750%, 10/15/06..............       155,625
    250,000 Urohealth Systems, Inc. 12.500%, 4/01/04..............       244,375
    250,000 William Scotsman, Inc.
             9.875%, 6/01/07......................................       252,500
    150,000 Wyndham Hotel Corp. 10.500%, 5/15/06..................       165,750
                                                                     -----------
                                                                      23,839,138
                                                                     -----------
            FOREIGN CORPORATE BONDS--4.2%
    150,000 Algoma Steel, Inc.,12.375%, 7/15/05...................       168,375
    250,000 Costilla Energy, Inc.
             10.250%, 10/01/06....................................       260,000
    250,000 Diamond Cable Communication 0/11.750%, 12/15/05(j)....       172,500
    250,000 Doane Products Co. 10.625%, 3/01/06...................       264,375
    250,000 Doman Industries, Ltd.
             8.750%, 3/15/04......................................       241,875
    300,000 International Semi Tech. 0/11.500%, 8/15/03(e)(j).....       183,000
    400,000 Korea Development Bank 9.600%, 12/01/00...............       434,152
    300,000 Midland Bank PLC 7.650%, 5/01/25......................       313,623
    250,000 Nextlink Communications, Ltd. 12.500%, 4/15/06........       266,250
                                                                     -----------
                                                                       2,304,150
                                                                     -----------
            FOREIGN GOVERNMENT BONDS--17.5%
     40,000 Commonwealth of Australia 10.000%, 10/15/07(c)........        36,553
    174,000 Federal Republic of Brazil 6.500%, 1/01/01............       171,716
  1,288,748 Federal Republic of Brazil 8.000%, 4/15/14(k).........     1,035,831
    250,000 Federal Republic of Brazil 5.250%, 4/15/24............       170,312
     50,000 Federal Republic of Brazil 10.125%, 5/15/27...........        48,125
     80,000 Federal Republic of Germany 8.250%, 9/20/01(f)........        52,524
    120,000 Federal Republic of Germany 6.000%, 7/04/07(f)........        70,343
    330,000 Government of Canada 7.500%, 9/01/00(d)...............       253,643
     60,000 Government of Canada 7.000%, 12/01/06(d)..............        45,577
    710,000 Kingdom of Denmark 8.000%, 3/15/06(e).................       120,338

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                            VALUE (A)
            FOREIGN GOVERNMENT BONDS--(CONTINUED)
 $1,300,000 Kingdom of Morocco 6.812%, 1/01/09...................   $ 1,187,063
  3,700,000 Republic of Argentina 5.250%, 3/31/23................     2,516,000
    500,000 Republic of Ecuador 3.500%, 2/28/25..................       235,938
    210,000 Republic of Ireland 6.250%, 4/01/99(g)...............       319,212
    500,000 Republic of Panama 3.500%, 7/17/14...................       386,250
    750,000 Republic of Venezuela 6.750%, 12/18/07...............       695,888
  1,100,000 Russian Ian, 6.812%, 6/30/2016.......................       840,813
    250,000 United Mexican States 6.250%, 12/31/19...............       191,875
    750,000 United Mexican States 6.250%, 12/31/19...............       575,625
    500,000 United Mexican States 11.500%, 5/15/26...............       570,625
                                                                    -----------
                                                                      9,524,251
                                                                    -----------
            U.S. GOVERNMENT BONDS--16.2%
    500,000 Federal Home Loan Bank 6.490%, 9/08/97...............       500,650
    257,920 Federal Home Loan Mortgage 10.000%, 5/15/20..........       277,280
    500,000 Federal National Mortgage Association 7.000%,
             1/01/99.............................................       489,840
    600,000 Federal National Mortgage Association 7.000%,
             1/01/99.............................................       587,808
     25,092 Federal National Mortgage Association 13.000%,
             11/15/15............................................        29,702
    500,000 Federal National Mortgage Association 7.000%,
             11/18/15............................................       503,828
    103,770 Federal National Mortgage Association 10.400%,
             4/25/19.............................................       110,699
  4,204,700 Federal National Mortgage Association 0.639%,
             3/17/20(j)..........................................       132,546
    144,879 Federal National Mortgage Association 7.000%,
             5/01/26.............................................       142,162
  8,591,000 Federal National Mortgage Association 0.569%,
             10/17/36(j).........................................       258,066
    750,000 Government National Mortgage Association
             7.000%, 11/15/99....................................       736,170
    180,000 United States Treasury Bonds 6.625%, 2/15/27.........       176,213
  2,000,000 United States Treasury Notes 5.750%, 12/31/98........     1,994,340
    730,000 United States Treasury Notes 6.250%, 5/31/99.........       732,154
  1,000,000 United States Treasury Notes 5.625%, 2/28/01.........       978,180
    250,000 United States Treasury Notes 6.500%, 8/31/01.........       251,233
    140,000 United States Treasury Notes 6.125%, 12/31/01........       138,622
    500,000 United States Treasury Notes 6.625%, 3/31/02.........       504,475
    210,000 United States Treasury Notes 3.375%, 1/15/07.........       205,012
     60,000 United States Treasury Notes 6.625%, 5/15/07.........        60,490
                                                                    -----------
                                                                      8,809,470
                                                                    -----------
            Total Bonds & Notes
             (Identified Cost $43,312,558).......................    44,477,009
                                                                    -----------

--------------
WARRANTS--0.0%
--------------

        100 Exide Electronics Group, Inc.........................         2,500
                                                                    -----------
            Total Warrants
             (Identified Cost $1,815)............................         2,500
                                                                    -----------

----------------------------
SHORT-TERM INVESTMENT--21.2%
----------------------------

 11,499,000 Repurchase agreement with UBS Securities dated
             6/30/97 at 5.875% to be repurchased at $11,500,877
             on 7/1/97 collateralized by $11,628,000. U. S.
             Treasury Note 5.625% due 10/31/97 with a value of
             $11,729,745.........................................    11,499,000
                                                                    -----------
            Total Short-Term Investments
             (Identified Cost $11,499,000).......................    11,499,000
                                                                    -----------
            Total Investments--103.0%
             (Identified Cost $54,813,373)(b)....................    55,978,509
            Other assets less liabilities(i).....................    (1,639,701)
                                                                    -----------
            TOTAL NET ASSETS--100%...............................   $54,338,808
                                                                    ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------------
FORWARD CONTRACT OUTSTANDING AT JUNE 30, 1997
---------------------------------------------


                                   LOCAL   AGGREGATE               UNREALIZED
       CURRENCY         DELIVERY CURRENCY     FACE      TOTAL    APPRECIATION/
       CONTRACT           DATE    AMOUNT     VALUE      VALUE    (DEPRECIATION)
Australian Dollar
 (sold)                 07/16/97    38,546 $   29,913 $   29,137    $   776
Canadian Dollar (sold)  07/16/97 2,323,705  1,678,977  1,684,553     (5,576)
Canadian Dollar
 (bought)               07/16/97 1,995,503  1,436,647  1,446,625      9,978
Canadian Dollar (sold)  10/03/97    12,334      8,912      8,983        (71)
Deutsche Mark (bought)  10/06/97   119,064     69,628     68,753       (875)
Danish Krone (sold)     07/16/97 1,283,014    196,902    193,411      3,491
Danish Krone (bought)   07/16/97   549,587     84,959     82,864     (2,095)
French Franc (sold)     07/03/97 1,008,060    180,333    171,571      8,762
French Franc (bought)   07/03/97 1,013,562    174,466    172,507     (1,959)
Irish Pound (sold)      10/03/97   212,003    321,609    320,533      1,076
                                                                    -------
Total Appreciation on Forward Currency Contracts...............     $13,507
                                                                    =======

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $54,813,373 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost..............  $1,340,505
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value..............    (175,369)
                                                                   ----------
   Net unrealized appreciation...................................  $1,165,136
                                                                   ==========

(c) Denominated in Australian Dollars.
(d) Denominated in Canadian Dollars.
(e) Denominated in Danish Krone.
(f) Denominated in German Marks.
(g) Denominated in Irish Pounds.
(h) Rights attached.
(i) Including deposits in foreign denominated currencies with a value of $2,845 and a cost of $2,912.
(j) Step Bond; Coupon rate is zero or below market for an initial period and then increased to a higher coupon rate at a specified date and rate.
(k) Payment-in-kind security for which all or part of the interest earned is paid by the issuance of additional bonds.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value...................................             $55,978,509
 Cash...................................................                 108,101
 Foreign cash at value..................................                   2,845
 Receivable for:
  Fund shares sold......................................                 232,510
  Securities sold.......................................               3,218,238
  Open forward currency contracts--net..................                  13,507
  Dividends and interest................................                 736,480
  Miscellaneous.........................................                     399
 Unamortized organization...............................                   4,699
                                                                     -----------
                                                                      60,295,288
LIABILITIES
 Payable for:
  Securities purchased..................................  $5,814,466
  Fund shares redeemed..................................      65,041
  Withholding taxes.....................................         258
 Accrued expenses:
  Management fees.......................................      55,256
  Deferred trustees' fees...............................       1,264
  Other expenses........................................      20,195
                                                          ----------
                                                                       5,956,480
                                                                     -----------
                                                                     $54,338,808
                                                                     ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in.......................................             $51,216,568
  Undistributed net investment income...................               1,699,013
  Accumulated net realized gains........................                 244,816
  Unrealized appreciation on investments, forward
   contracts and foreign currency.......................               1,178,411
                                                                     -----------
NET ASSETS..............................................             $54,338,808
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($54,338,808 divided by 4,449,078 shares of beneficial
 interest)..............................................             $     12.21
                                                                     ===========
Identified cost of investments..........................             $54,813,373
                                                                     ===========


-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends..............................................             $      304(a)
 Interest...............................................              1,871,303
                                                                     ----------
                                                                      1,871,607
EXPENSES
 Management fees........................................    $145,939
 Trustees' fees and expenses............................       8,399
 Custodian..............................................      25,028
 Audit and tax services.................................       6,556
 Legal..................................................       9,340
 Printing...............................................       2,143
 Amortization of organization expenses..................         996
 Miscellaneous..........................................       1,817
                                                            --------
   Total expenses.......................................     200,218
   Less expenses assumed by the investment
    adviser.............................................      (9,373)   190,845
                                                            -------- ----------
NET INVESTMENT INCOME...................................              1,680,762
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FORWARD CURRENCY CONTRACTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net......................................     319,891
  Foreign currency transactions--net....................     (53,872)
                                                            --------
   Total realized gain on investments and foreign
    currency transactions...............................     266,019
                                                            --------
 Unrealized appreciation on:
  Investments--net......................................     362,910
  Foreign currency transactions--net....................      42,806
                                                            --------
   Total unrealized appreciation on investments and
    foreign currency transactions.......................     405,716
                                                            --------
Net gain on investment transactions.....................                671,735
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............             $2,352,497
                                                                     ==========

(a) Net of foreign taxes of: $258.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $ 1,559,506   $ 1,680,762
 Net realized gain on investments and foreign
  currency transactions..............................      587,758       266,019
 Unrealized appreciation on investments and foreign
  currency transactions..............................      619,201       405,716
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............    2,766,465     2,352,497
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................   (1,704,472)            0
 Net realized gain on investments....................     (518,385)            0
                                                       -----------   -----------
                                                        (2,222,857)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................   29,554,662    23,490,552
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............    1,704,472             0
 Distributions from net realized gain................      518,385             0
                                                       -----------   -----------
                                                        31,777,519    23,490,552
 Cost of shares redeemed.............................   (5,997,600)   (7,311,892)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................   25,779,919    16,178,660
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................   26,323,527    18,531,157
NET ASSETS
 Beginning of the period.............................    9,484,124    35,807,651
                                                       -----------   -----------
 End of the period...................................  $35,807,651   $54,338,808
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $    50,354   $    18,251
                                                       ===========   ===========
 End of the period...................................  $    18,251   $ 1,699,013
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................    2,532,646     1,985,587
 Issued in connection with the reinvestment of:
 Distributions from net investment income............      144,891             0
 Distributions from net realized gain................       42,731             0
                                                       -----------   -----------
                                                         2,720,268     1,985,587
 Redeemed............................................     (513,384)     (617,870)
                                                       -----------   -----------
 Net change..........................................    2,206,884     1,367,717
                                                       ===========   ===========


--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                OCTOBER 31, 1994(A)                  SIX MONTHS
                                      THROUGH        YEAR    YEAR      ENDED
                                   DECEMBER 31,     ENDED    ENDED    JUNE 30,
                                       1994          1995    1996       1997
                                ------------------- ------  -------  ----------
Net Asset Value, Beginning of
 Period.......................        $10.00        $ 9.74  $ 10.85   $ 11.62
                                      ------        ------  -------   -------
Income From Investment
 Operations
 Net Investment Income........          0.12          0.58     0.51      0.38
 Net Realized and Unrealized
  Gain (Loss) on Investments..         (0.26)         1.30     1.05      0.21
                                      ------        ------  -------   -------
 Total From Investment
  Operations..................         (0.14)         1.88     1.56      0.59
                                      ------        ------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income...........         (0.12)        (0.55)   (0.60)     0.00
 Distributions From Net
  Realized Capital Gains......          0.00         (0.22)   (0.19)     0.00
                                      ------        ------  -------   -------
 Total Distributions..........         (0.12)        (0.77)   (0.79)     0.00
                                      ------        ------  -------   -------
Net Asset Value, End of
 Period.......................        $ 9.74        $10.85  $ 11.62   $ 12.21
                                      ======        ======  =======   =======
TOTAL RETURN (%)..............         (1.40)(b)     19.38    14.36      5.08(b)
Ratio of Operating Expenses to
 Average Net Assets (%).......          0.85 (c)      0.85     0.85      0.85(c)
Ratio of Net Investment Income
 to Average Net Assets (%)....          7.05 (c)      8.39     7.79      7.43(c)
Portfolio Turnover Rate (%)...           403 (c)       202      176       239(c)
Net Assets, End of Period
 (000)........................        $3,450        $9,484  $35,808   $54,339
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)................          2.01 (c)      2.44     1.19      0.89(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS BOND INCOME SERIES
PORTFOLIO MANAGER: CATHERINE L. BUNTING
BACK BAY ADVISORS, L.P.

[PICTURE APPEARS HERE]

Q. WHAT WAS THE INVESTMENT BACKDROP FOR BACK BAY ADVISORS BOND INCOME SERIES DURING THE PERIOD?

A. Interest rates were relatively volatile on the heels of the Federal Re-serve's March hike in short-term interest rates, though fluctuations were gen-erally contained within a narrow range. Rising interest rates during the first quarter tended to push bond prices lower and yields higher, as reflected in the Series' total return of -0.24% for the first three months of this year. As interest rates stabilized during the second quarter, the Series more than made up for lost ground, finishing the six-month period ended June 30, 1997 with a positive total return of 3.90%. Select investments in corporate bonds also helped the Series' performance, which was significantly better than that of the 2.84% average total return of the Series' peer group of A-Rated Corporate Bond Funds, as measured by Lipper Analytical Services.

Q. HOW DID YOU STRUCTURE THE SERIES DURING THE PERIOD?

A. Corporate bonds encompassed 60% of the portfolio--and were the biggest con-tributor to the Series' performance. Strong economic conditions helped these bonds perform better than U.S. Government Securities. Among the portfolio's standout corporate issues were those whose credit ratings had been upgraded to what major ratings agencies, such as Standard & Poor's, consider investment-grade terrain--the four highest bond ratings categories. (Lower-quality bonds are limited to no more than 20% of the portfolio.) Improving fundamentals in certain industries and companies fostered credit upgrades in select holdings, subsequently translating into higher bond prices.

Utility bonds also contributed positively to the Series' performance. These bonds, which constituted about 14% of the portfolio at the end of the period, recently completed a round of consolidation, paving the way for credit-upgrade opportunities.

We also maintained holdings in Canadian dollar securities, whose prices rose as yields fell across the maturity spectrum. Thanks to Canada's low inflation rate, these bonds provided better inflation-adjusted returns than comparable U.S. Securities. Mortgage-backed securities and Treasury issues continued to make up the high-quality component of the Series. During the period, lower volatility levels enhanced their performance.

Q. WHERE DO YOU SEE OPPORTUNITY IN THE MONTHS AHEAD?

A. We continue to favor Yankee bonds (U.S. dollar-denominated bonds issued by foreign companies), which worked well for the Series during the period. The universe of Yankees continues to look promising, having expanded from primar-ily Canadian issues to a competitive market that now covers the globe. Yankee bonds represent an opportunity to participate in global bond markets without exposure to currency risk.

Other investments that remain attractive include the Series' cable/media hold-ings, given our expectations for credit upgrades in the cable industry. This industry continues to benefit from global consolidation.

Q. WHAT IS YOUR OUTLOOK FOR THE SERIES?

A. Slowing economic growth and well contained inflation levels will probably keep the Fed from raising interest rates--this translates into a stable envi-ronment for bonds, especially select corporate securities.

Going forward, we expect to increase emphasis on higher-grade securities. The yield gap between bonds at different credit levels has narrowed substantial-ly--so investors are not compensated for taking added credit risk. This means the Series can invest in better-quality securities, such as investment-grade corporate bonds and Treasury securities, without giving up much in yield.

 A $10,000 Investment Compared to the Lehman Brothers Intermediate Government
                  Corporate Bond Index and the Cost of Living

Average Annual Report


                                  Zenith           Lipper Variable A-Rate
                                Bond Income          Corp. Bond Fund Avg.
          6 mos.*                   3.90%                  2.84%
          1 year                   10.47%                  7.80%
         5 years                    8.56%                  7.04%
        10 years                    9.39%                  8.55%
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE BACK BAY BOND INCOME SERIES COMPARED TO THE SAME IN THE LEHMAN INTERMEDIATE GOV'T/CORP. INDEX AND THE COST OF LIVING, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                    Bond Income         Lehman Intermediate       Cost of
                      Series               Gov't/Corp./5/        Living/1/
 6/30/87              10,000                  10,000               10,000
12/31/87              10,198                  10,321               10,167
12/31/88              11,051                  11,009               10,617
12/31/89              12,410                  12,415               11,110
12/31/90              13,414                  13,551               11,789
12/31/91              15,822                  15,533               12,150
12/31/92              17,117                  16,647               12,502
12/31/93              19,275                  18,110               12,846
12/31/94              18,627                  17,761               13,189
12/31/95              22,575                  20,484               13,524
12/31/96              23,616                  21,313               13,974
 6/30/97              24,537                  21,916               14,106

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of current income consistent with the protection of capital and moderate investment risk.

START DATE: August 26, 1983

SIZE: $185 million as of June 30, 1997

MANAGER: Catherine Bunting has managed the Series since 1989 she has also acted as portfolio manager of New England Bond Income Fund since 1989. She joined Back Bay Advisors in April 1987.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--93.6% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                           VALUE (A)

             BROADCASTING--5.3%
 $ 2,050,000 Cablevision Industrial Corp.,
              9.250%, 4/01/08...................................   $  2,173,000
   4,520,000 Continental Cablevision, Inc.,
              11.000%, 6/01/07..................................      5,065,202
   2,300,000 Continental Cablevision, Inc.,
              9.500%, 8/01/13...................................      2,610,684
                                                                   ------------
                                                                      9,848,886
                                                                   ------------
             CONTAINERS--0.6%
   1,000,000 Owens Illinois, Inc., 8.100%, 5/15/07..............      1,020,230
                                                                   ------------
             ELECTRIC UTILITIES--3.8%
   5,800,000 Arizona Public Service Corp.,
              8.000%, 12/30/15..................................      6,007,814
   1,000,000 Ohio Edison Corp., 8.680%, 6/01/17.................      1,035,670
                                                                   ------------
                                                                      7,043,484
                                                                   ------------
             FEDERAL AGENCIES--8.6%
      34,536 Federal Home Loan Bank,
              9.000%, 5/01/01...................................         35,734
      13,395 Federal Home Loan Bank,
              9.000%, 9/01/01...................................         13,859
   7,482,108 Government National Mortgage Association, 7.000%
              with various maturities to 2025...................      7,353,491
   6,366,826 Government National Mortgage Association, 7.500%
              with various maturities to 2025...................      6,390,701
   1,849,881 Government National Mortgage Association, 8.5000%
              with various maturities to 2022...................      1,923,876
     221,350 Government National Mortgage Association, 9.000%,
              10/15/16..........................................        234,078
                                                                   ------------
                                                                     15,951,739
                                                                   ------------
             FINANCIAL--11.6%
   2,500,000 American General Financing,
              8.450%, 10/15/09..................................      2,779,650
   5,660,000 Associates Corporation of North America, 8.550%,
              7/15/09...........................................      6,310,051
   2,972,000 EIP Funding Corp.,
              10.250%, 10/01/12.................................      3,373,131
   3,000,000 Intermediate American Development Bank, 6.950%,
              8/01/26...........................................      3,082,560
   1,800,000 Pitney Bowes Credit Corp.,
              8.550%, 9/15/09...................................      2,026,080
   3,750,000 Toronto Dominion Bank,
              7.875%, 8/15/04...................................      3,803,138
                                                                   ------------
                                                                     21,374,610
                                                                   ------------
             FOREIGN--6.9%
   4,500,000 British Columbia Province Canada, 7.750%,
              6/16/03(c)........................................      3,534,632
   8,665,000 Government of Canada,
              8.000%, 6/01/23(c)................................      7,121,746
  15,000,000 Ontario Hydro,
              Zero Coupon, 11/27/20(c)..........................      1,987,762
   1,050,000 Ontario Hydro,
              Zero Coupon, 8/06/21(c)...........................        132,300
                                                                   ------------
                                                                     12,776,440
                                                                   ------------
             LEISURE--0.9%
   1,500,000 Time Warner, Inc., 9.150%, 2/01/23.................      1,651,350
                                                                   ------------
             OIL AND GAS--2.4%
   1,900,000 Gulf CDA Res. LTD., 8.350%, 8/01/06................      2,014,000
   2,250,000 Mitchell Energy & Development Corp., 9.250%,
              1/15/02...........................................      2,430,113
                                                                   ------------
                                                                      4,444,113
                                                                   ------------
             PAPER--0.5%
   1,000,000 Pope and Talbot, Inc.,
              8.375%, 6/01/13...................................        953,180
                                                                   ------------
             PUBLISHING--3.1%
   2,150,000 Golden Books Publishing, Inc.,
              7.650%, 9/15/02...................................      2,031,750
   1,500,000 News America Holdings, Inc.,
              7.750%, 2/01/24...................................      1,424,160
   2,300,000 News America Holdings, Inc.,
              8.250%, 8/10/18...................................      2,318,032
                                                                   ------------
                                                                      5,773,942
                                                                   ------------
             RAILROADS--1.1%
   2,000,000 Norfolk Southern Corp.,
              7.050%, 5/01/37...................................      2,028,860
                                                                   ------------
             TELECOMMUNICATIONS--10.7%
   3,300,000 AT&T Corp., 8.350%, 1/15/25........................      3,450,249
   3,000,000 Bellsouth Telecomm, Inc.,
              5.850%, 11/15/45..................................      2,962,020
   1,500,000 LCI International, Inc.,
              7.250%, 6/15/07...................................      1,485,750
   4,420,000 MFS Communications, Inc.,
              Zero Coupon, 1/15/06..............................      3,499,712

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------
BONDS & NOTES--(CONTINUED)
--------------------------


    FACE
   AMOUNT                                                           VALUE (A)

             TELECOMMUNICATIONS--(CONTINUED)
 $ 1,500,000 Tele-Communications, Inc.,
              9.800%, 2/01/12...................................   $  1,711,485
   2,935,000 Tele-Communications, Inc.,
              9.250%, 1/15/22...................................      3,077,494
   1,000,000 Total Access Communication,
              8.375%, 11/04/06..................................        966,360
   2,500,000 Worldcom, Inc., 7.750%, 4/01/07....................      2,556,700
                                                                   ------------
                                                                     19,709,770
                                                                   ------------
             U.S. GOVERNMENT--18.2%
  10,000,000 U.S. Treasury Notes,
              5.750%, 8/15/03...................................      9,659,700
   1,500,000 U.S. Treasury Notes,
              6.375%, 7/15/99...................................      1,508,865
   2,500,000 U.S. Treasury Notes,
              6.500%, 8/15/05...................................      2,493,525
   6,500,000 U.S. Treasury Notes,
              6.875%, 7/30/99...................................      6,595,160
   3,500,000 U.S. Treasury Notes,
              8.000%, 5/15/01...................................      3,697,295
   9,000,000 U.S. Treasury Notes,
              8.500%, 11/15/00..................................      9,596,700
                                                                   ------------
                                                                     33,551,245
                                                                   ------------
             UTILITIES--(DIVERSIFIED)--8.7%
   2,000,000 Long Island Lighting Co.,
              9.000%, 11/01/22..................................      2,194,380
   4,400,000 Long Island Lighting Co.,
              8.200%, 3/15/23...................................      4,513,960
   4,250,000 New York State Electric & Gas Co., 8.875%,
              11/01/21..........................................      4,498,200
   5,000,000 Tennessee Valley Authority,
              6.125%, 7/15/03...................................      4,849,400
                                                                   ------------
                                                                     16,055,940
                                                                   ------------
             UTILITIES--(ELECTRIC)--1.6%
   1,700,000 Texas Utilities Electric Co.,
              8.875%, 2/01/22...................................      1,797,903
   1,100,000 Toledo Edison Co., 7.875%, 8/01/04.................      1,116,214
                                                                   ------------
                                                                      2,914,117
                                                                   ------------
             YANKEE--9.6%
     900,000 British Columbia Hydro & Power, 12.500%, 9/01/13...        994,302
   1,000,000 British Columbia Hydro & Power, 12.500%, 1/15/14...      1,125,530
   2,000,000 Hydro Quebec, 8.050%, 7/07/24......................      2,170,560
   2,500,000 Petroleos Mexicanos,
              9.000%, 6/01/07...................................      2,521,875
   4,400,000 Petroleos Mexicanos,
              8.625%, 12/01/23..................................      3,899,500
   1,000,000 Province of Quebec,
              8.625%, 12/01/26..................................      1,104,300
     750,000 Republic of Argentina,
              11.375%, 1/30/17..................................        843,750
   2,900,000 Republic of Columbia,
              8.660%, 10/07/16..................................      3,075,189
   2,000,000 Republic of Columbia,
              7.250%, 2/23/04...................................      1,945,040
                                                                   ------------
                                                                     17,680,046
                                                                   ------------
             Total Bonds and Notes
              (Identified Cost $171,634,263)....................    172,777,952
                                                                   ------------


----------------------------
SHORT-TERM INVESTMENTS--4.7%
----------------------------

             COMMERCIAL PAPER--4.7%
   2,680,000 American Express Credit Corp.,
              6.150%, 7/01/97...................................      2,680,000
   6,000,000 Household Finance Corp.,
              6.080%, 7/01/97...................................      6,000,000
                                                                   ------------
             Total Short-Term Investments
              (Identified Cost $8,680,000)......................      8,680,000
                                                                   ------------
             Total Investments--98.3%
              (Identified Cost $180,314,263)(b).................    181,457,952
             Other assets less liabilities......................      3,040,116
                                                                   ------------
             TOTAL NET ASSETS--100%.............................   $184,498,068
                                                                   ============

(a) See Note 1A.
(b) Federal Tax Information:
    At June 30, 1997 the net unrealized appreciation on investments based on cost of $180,314,263 for federal income tax purposes was as follows:

             Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost....................................   $  2,899,898
             Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value..................................     (1,756,209)
                                                                  ------------
             Net unrealized appreciation.......................   $  1,143,689
                                                                  ============

(c) Denominated in Canadian dollars.
(d) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value....................................           $181,457,952
 Cash....................................................                  2,075
 Receivable for:
  Fund shares sold.......................................                289,202
  Dividends and interest.................................              3,197,069
                                                                    ------------
                                                                     184,946,298
LIABILITIES
 Payable for:
  Fund shares redeemed...................................  $290,840
  Withholding taxes......................................     1,989
  Miscellaneous..........................................    27,647
 Accrued expenses:
  Management fees........................................    60,499
  Deferred trustees' fees................................    38,926
  Other expenses.........................................    28,329
                                                           --------
                                                                         448,230
                                                                    ------------
                                                                    $184,498,068
                                                                    ============
NET ASSETS
 Net Assets consist of:
  Capital paid in........................................           $176,077,594
  Undistributed net investment income....................              6,493,914
  Accumulated net realized gains.........................                782,754
  Unrealized appreciation on investments.................              1,143,806
                                                                    ------------
NET ASSETS...............................................           $184,498,068
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($184,498,068 divided by 1,681,122 shares of beneficial
 interest)...............................................           $     109.75
                                                                    ============
Identified cost of investments...........................           $180,314,263
                                                                    ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest................................................             $6,820,008(a)
EXPENSES
 Management fees.........................................  $358,529
 Trustees' fees and expenses.............................    15,577
 Custodian...............................................    43,301
 Audit and tax services..................................     4,831
 Legal...................................................     9,340
 Printing................................................    39,689
 Miscellaneous...........................................     1,821
                                                           --------
  Total expenses.........................................                473,088
                                                                      ----------
NET INVESTMENT INCOME....................................              6,346,920
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
  Investments--net.......................................   442,126
  Foreign currency transactions--net.....................   (87,473)
                                                           --------
   Total realized gain on investments and foreign
    currency transactions................................   354,653
                                                           --------
 Unrealized appreciation on:
  Investments--net.......................................   259,160
  Foreign currency transactions--net.....................       297
                                                           --------
   Total unrealized appreciation on investments and
    foreign currency transactions........................   259,457
                                                           --------
Net gain on investment transactions......................                614,110
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............             $6,961,030
                                                                      ==========

(a) Net of foreign taxes of: $1,989.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                    SIX MONTHS
                                                      YEAR ENDED      ENDED
                                                     DECEMBER 31,    JUNE 30,
                                                         1996          1997
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $ 12,169,158  $  6,346,920
 Net realized gain on investments and foreign
  currency transactions............................     1,434,380       354,653
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions...    (5,669,381)      259,457
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............     7,934,157     6,961,030
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................   (12,191,823)            0
 Net realized gain on investments..................      (496,515)            0
                                                     ------------  ------------
                                                      (12,688,338)            0
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    53,162,089    23,818,271
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........    12,191,823             0
 Distributions from net realized gain..............       496,515             0
                                                     ------------  ------------
                                                       65,850,427    23,818,271
 Cost of shares redeemed...........................   (43,449,240)  (26,640,189)
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS.......................    22,401,187    (2,821,918)
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    17,647,006     4,139,112
NET ASSETS
 Beginning of the period...........................   162,711,950   180,358,956
                                                     ------------  ------------
 End of the period.................................  $180,358,956  $184,498,068
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period...........................  $     53,292  $    146,994
                                                     ============  ============
 End of the period.................................  $    146,994  $  6,493,914
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       491,882       222,770
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........       114,880             0
 Distributions from net realized gain..............         4,700             0
                                                     ------------  ------------
                                                          611,462       222,770
 Redeemed..........................................      (401,180)     (249,171)
                                                     ------------  ------------
 Net change........................................       210,282       (26,401)
                                                     ============  ============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                                                           SIX MONTHS
                                    YEAR ENDED DECEMBER 31,                  ENDED
                          -----------------------------------------------   JUNE 30,
                           1992      1993      1994      1995      1996       1997
                          -------  --------  --------  --------  --------  ----------
Net Asset Value,
 Beginning of Period....  $103.44  $ 103.47  $ 106.14  $  95.53  $ 108.67   $ 105.63
                          -------  --------  --------  --------  --------   --------
Income From Investment
 Operations
 Net Investment Income..     7.96      5.70      7.05      7.34      7.72       3.78
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     0.51      7.38    (10.61)    12.85     (2.70)      0.34
                          -------  --------  --------  --------  --------   --------
 Total From Investment
  Operations............     8.47     13.08     (3.56)    20.19      5.02       4.12
                          -------  --------  --------  --------  --------   --------
Less Distributions
 Distributions From Net
  Investment Income.....    (6.87)    (6.20)    (7.05)    (7.05)    (7.74)      0.00
 Distributions in Excess
  of Net Investment
  Income................     0.00     (0.05)     0.00      0.00      0.00       0.00
 Distributions From Net
  Realized Capital
  Gains.................    (1.57)    (4.16)     0.00      0.00     (0.32)      0.00
                          -------  --------  --------  --------  --------   --------
 Total Distributions....    (8.44)   (10.41)    (7.05)    (7.05)    (8.06)      0.00
                          -------  --------  --------  --------  --------   --------
Net Asset Value, End of
 Period.................  $103.47  $ 106.14  $  95.53  $ 108.67  $ 105.63   $ 109.75
                          =======  ========  ========  ========  ========   ========
TOTAL RETURN (%)........     8.18     12.61     (3.36)    21.20      4.61       3.90(a)
Ratio of Operating
 Expenses to Average Net
 Assets (%).............     0.44      0.43      0.44      0.55      0.52       0.53(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............     7.70      6.47      6.75      7.22      7.22       7.00(b)
Portfolio Turnover Rate
 (%)....................       71       177        82        73        98         42(b)
Net Assets, End of
 Period (000)...........  $83,057  $131,242  $126,234  $162,712  $180,359   $184,498

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.
As of January 1, 1993, the Bond Income Series discontinued the use of equalization accounting.

                See accompanying notes to financial statements.

SALOMON BROTHERS U.S. GOVERNMENT SERIES
PORTFOLIO MANAGERS: STEVEN GUTERMAN AND ROGER LAVAN SALOMON BROTHERS ASSET MANAGEMENT INC

[PICTURE APPEARS HERE]              [PICTURE APPEARS HERE]

Q. HOW DID THE PORTFOLIO PERFORM DURING THE FIRST HALF OF 1997?

A. For the six months of 1997, the Series posted a 3.05% return outperforming the 2.76% return of the Lehman Intermediate Government index.

The first half of 1997 was a turbulent period for the U.S. financial markets. Economic growth surged in the first quarter, forcing the Federal Reserve to raise the Federal funds target rate 25 basis points to 5.5% in March. The move marked the first tightening in monetary policy in more than two years. In the second quarter, with the economy showing almost no signs of inflation, and the Federal Reserve remaining on the sidelines, interest rates fell 30-40 basis points across the yield curve. Although, most believe the Federal Reserve is content for now, many market participants speculate that wage pressures will boost inflation and the chances for a Federal Reserve tightening later this year.

Q. HOW DID YOU MANAGE THE SERIES?

A. For the six month period ending June 30, 1997 the Series continued to over-weight mortgage backed securities and underweight Treasuries. Over the period, mortgage backed securities outperformed Treasuries supported by the threat of higher rates. The Series' interest rate sensitivity was reduced from 4.0 years to 3.2 years. We remained defensive believing that the US economy was not weakening, but pausing. First half GDP growth is likely to be close to 4%.

Q. WHAT IS YOUR INVESTMENT OUTLOOK FOR THE MONTHS AHEAD?

A. Our outlook for the US fixed income markets remains cautious. The under-lying fundamentals for the consumer; high confidence levels, strong disposable income growth, and low unemployment, remain very supportive, suggesting a snap-back in consumer activity over the balance of this year. This will likely prompt further Federal Reserve tightening.

      A $10,000 Investment Compared to Lehman Intermediate Gov't. Index

Average Annual Return


                      US Gov't            Lipper Variable US Mortgage
                       Series                  and GNMA Average/18/
          6 mos.*        3.05%                     3.18%
          1 year         7.63%                     7.95%
 Since Inception         8.14%                       n/a
* not annualized

[GRAPH APPEARS HERE ILLUSTRATING THE GROWTH OF A $10,000 INVESTMENT IN THE U.S. GOV'T SERIES COMPARED TO THE SAME IN THE LEHMAN INTERMEDIATE INDEX, THE PLOT POINTS OF WHICH ARE AS FOLLOWS:]


                             Salomon US Gov't         Lehman Intermediate
10/31/94                           10,000                 10,000
12/31/94                           10,060                  9,989
12/31/95                           11,571                 11,430
12/31/96                           11,955                 11,912
 6/30/97                           12,319                 12,241

[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: A high level of current income consistent with the preservation of capital and maintenance of liquidity.

START DATE: October 31, 1994

SIZE: $16 million as of June 30, 1997

MANAGERS: Steven Guterman and Roger Lavan have managed the Series since its inception in 1994. Mr. Guterman and Mr. Lavan have also managed the Salomon Brothers Investment Series--U.S. Government Income Fund since March 1995 and the North American U.S. Government Securities Fund since January 1992. They both joined Salomon Brothers Asset Management Inc in 1990.

Performance numbers are net of all Series expenses but do not include any in-surance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

----------------------------------------
BONDS & NOTES--83.1% OF TOTAL NET ASSETS
----------------------------------------


    FACE
   AMOUNT                                                             VALUE (A)
            FEDERAL AGENCY--81.8%
 $  250,000 Federal Home Loan Banks 6.490%, 9/08/97...............   $   250,325
    300,000 Federal Home Loan Banks 5.940%, 6/13/00...............       296,883
    301,288 Federal Home Loan Mortgage 7.500%, 5/01/07............       304,301
     21,089 Federal Home Loan Mortgage 6.000%, 10/01/10...........        20,357
    389,295 Federal Home Loan Mortgage 7.000%, 7/01/11............       389,175
     68,860 Federal Home Loan Mortgage 11.750%, 1/01/12...........        77,791
    431,898 Federal Home Loan Mortgage 8.250%, 4/01/17............       450,556
     59,288 Federal Home Loan Mortgage 6.500%, 5/01/26............        56,860
     62,140 Federal Home Loan Mortgage 6.500%, 6/01/26............        59,596
    882,852 Federal Home Loan Mortgage 6.500%, 7/01/26............       846,708
    600,000 Federal National Mortgage Association 7.148%,
             10/17/09.............................................       605,555
     18,474 Federal National Mortgage Association 12.500%, 8/01/15
             .....................................................        21,626
     82,445 Federal National Mortgage Association
             13.000%, 11/15/15....................................        97,594
     33,221 Federal National Mortgage Association 14.500%,
             11/01/14.............................................        41,070
     83,888 Federal National Mortgage Association 12.500%,
             9/01/15..............................................        98,568
    719,164 Federal National Mortgage Association 12.000%,
             10/01/15.............................................       821,199
     43,580 Federal National Mortgage Association 12.000%,
             1/01/16..............................................        50,498
    422,467 Federal National Mortgage Association 12.500%,
             1/01/16..............................................       495,607
     28,443 Federal National Mortgage Association 11.500%,
             9/01/19..............................................        32,425
    635,929 Federal National Mortgage Association 11.000%,
             9/01/20..............................................       709,747
    429,923 Federal National Mortgage Association 6.500%, 3/01/26.       411,518
  1,830,000 Federal National Mortgage Association
             TBA 6.500%, 1/01/2099................................     1,793,400
  1,250,000 Federal National Mortgage Association
             TBA 7.000%, 12/01/2099...............................     1,224,600
  1,550,000 Federal National Mortgage Association
             Pool TBA 7.500%, 1/01/2099...........................     1,553,379
    281,978 Government National Mortgage Association TBA 9.000%,
             12/15/16.............................................       299,881
  1,500,000 Government National Mortgage Association TBA 7.000%,
             12/15/2099...........................................     1,472,340
    300,000 Student Loan Marketing Association 7.500%, 3/08/00....       308,727
                                                                     -----------
                                                                      12,790,286
                                                                     -----------
            U.S. TREASURY--1.3%
    200,000 U.S. Treasury Notes 6.500%, 5/31/01...................       201,146
                                                                     -----------
            Total Bonds & Notes
             (Identified Cost $12,971,623)........................    12,991,432
                                                                     -----------

-----------------------------
SHORT-TERM INVESTMENTS--55.0%
-----------------------------

  1,000,000 Federal Farm Credit, Discount Note, 5.380%, 7/01/97...     1,000,000
  2,000,000 Federal Farm Credit, Discount Note, 5.400%, 7/11/97...     1,997,000
  2,000,000 Student Loan Marketing, Discount Note, 5.380%,
             7/31/97..............................................     1,991,033
  1,808,000 Repurchase agreement with J.P. Morgan Securities dated 6/30/97 at 5.950% to be repurchased at
             $1,808,299 on 7/1/97. Collaterized by $1,823,000
             U.S. Treasury Note 7.375% due 11/15/97 with a value
             of $1,850,345........................................     1,808,000
  1,808,000 Repurchase agreement with UBS Securities dated
             6/30/97 at 5.875% to be repurchased at $1,808,295
             on 7/1/97. Collaterized by $1,229,000 U.S. Treasury
             Bond 11.250% due 2/15/15 with a value of
             $1,845,036...........................................     1,808,000
                                                                     -----------
            Total Short-Term Investments
             (Identified Cost $8,604,033).........................     8,604,033
                                                                     -----------
            Total Investments--138.1%
             (Identified Cost $21,575,656)(b).....................    21,595,465
            Liabilities...........................................    (5,953,747)
                                                                     -----------
            TOTAL NET ASSETS--100%................................   $15,641,718
                                                                     ===========

(a) See Note 1a.
(b) Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $21,575,656 for federal income tax purposes was as follows:

            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $    55,704
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................       (35,895)
                                                                   -----------
            Net unrealized appreciation.........................   $    19,809
                                                                   ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments at value..................................             $21,595,465
 Cash..................................................                     233
 Receivable for:
  Fund shares sold.....................................                  92,113
  Securities sold......................................                 512,538
  Dividends and interest...............................                  76,861
  Due from advisor.....................................                   6,102
 Unamortized organization..............................                   4,699
                                                                    -----------
                                                                     22,288,011
LIABILITIES
 Payable for:
  Securities purchased.................................  $6,544,332
  Fund shares redeemed.................................      68,929
 Accrued expenses:
  Management fees......................................       3,240
  Deferred trustees' fees..............................       1,195
  Other expenses.......................................      28,597
                                                         ----------
                                                                      6,646,293
                                                                    -----------
                                                                    $15,641,718
                                                                    ===========
NET ASSETS
 Net Assets consist of:
  Capital paid in......................................             $15,177,499
  Undistributed net investment income..................                 509,743
  Accumulated net realized losses......................                 (65,333)
  Unrealized appreciation on investments...............                  19,809
                                                                    -----------
NET ASSETS.............................................             $15,641,718
                                                                    ===========
Computation of offering price:
Net asset value and redemption price per share
 ($15,641,718 divided by 1,401,348 shares of beneficial
 interest).............................................             $     11.16
                                                                    ===========
Identified cost of investments.........................             $21,575,656
                                                                    ===========

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividends.............................................                $473,184(a)
 Interest..............................................                  82,677
                                                                       --------
                                                                        555,861
EXPENSES
 Management fees.......................................    $ 41,558
 Trustees' fees and expenses...........................       8,158
 Custodian.............................................       8,202
 Audit and tax services................................       6,211
 Legal.................................................       9,340
 Printing..............................................         820
 Amortization of organization expenses.................         996
 Miscellaneous.........................................       1,821
                                                           --------
   Total expenses......................................      77,106
   Less expenses assumed by the
    investment adviser.................................     (24,212)     52,894
                                                           --------    --------
NET INVESTMENT INCOME..................................                 502,967
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on:
  Investments--net.....................................                 (85,947)
 Unrealized appreciation on:
  Investments--net.....................................                  40,345
                                                                       --------
Net loss on investment transactions....................                 (45,602)
                                                                       --------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS............................................                $457,365
                                                                       ========

(a) Net of foreign taxes of:

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                     SIX MONTHS
                                                        YEAR ENDED      ENDED
                                                       DECEMBER 31,   JUNE 30,
                                                           1996         1997
                                                       ------------  -----------
FROM OPERATIONS
 Net investment income...............................  $   664,231   $   502,967
 Net realized gain (loss) on investments and foreign
  currency transactions..............................        1,275       (85,947)
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transactions.....     (214,900)       40,345
                                                       -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..............      450,606       457,365
                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...............................     (639,626)            0
 Net realized gain on investments....................      (16,259)            0
                                                       -----------   -----------
                                                          (655,885)            0
                                                       -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares........................    9,363,646     5,683,610
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income............      639,626             0
 Distributions from net realized gain................       16,259             0
                                                       -----------   -----------
                                                        10,019,531     5,683,610
 Cost of shares redeemed.............................   (4,145,624)   (3,709,921)
                                                       -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.......................................    5,873,907     1,973,689
                                                       -----------   -----------
 TOTAL INCREASE IN NET ASSETS........................    5,668,628     2,431,054
NET ASSETS
 Beginning of the period.............................    7,542,036    13,210,664
                                                       -----------   -----------
 End of the period...................................  $13,210,664   $15,641,718
                                                       ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.............................  $       735   $     6,776
                                                       ===========   ===========
 End of the period...................................  $     6,776   $   509,743
                                                       ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares......................      852,094       520,825
 Issued in connection with the reinvestment of:
 Distributions from net investment income............       58,698             0
 Distributions from paid in capital..................            0             0
 Distributions from net realized gain................            0             0
                                                       -----------   -----------
                                                           910,792       520,825
 Redeemed............................................     (374,295)     (339,436)
                                                       -----------   -----------
 Net change..........................................      536,497       181,389
                                                       ===========   ===========

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                OCTOBER 31, 1994(A)                  SIX MONTHS
                                      THROUGH        YEAR    YEAR      ENDED
                                   DECEMBER 31,     ENDED    ENDED    JUNE 30,
                                       1994          1995    1996       1997
                                ------------------- ------  -------  ----------
Net Asset Value, Beginning of
 Period.......................        $10.00        $ 9.96  $ 11.04   $ 10.83
                                      ------        ------  -------   -------
Income From Investment
 Operations
 Net Investment Income........          0.10          0.33     0.58      0.36
 Net Realized and Unrealized
  Gain (Loss) on Investments..         (0.04)         1.16    (0.21)    (0.03)
                                      ------        ------  -------   -------
 Total From Investment
  Operations..................          0.06          1.49     0.37      0.33
                                      ------        ------  -------   -------
Less Distributions
 Distributions From Net
  Investment Income...........         (0.10)        (0.33)   (0.56)     0.00
 Distributions From Net
  Realized Capital Gains......          0.00         (0.08)   (0.02)     0.00
                                      ------        ------  -------   -------
 Total Distributions..........         (0.10)        (0.41)   (0.58)     0.00
                                      ------        ------  -------   -------
Net Asset Value, End of
 Period.......................        $ 9.96        $11.04  $ 10.83   $ 11.16
                                      ======        ======  =======   =======
TOTAL RETURN (%)..............          0.60(b)      15.02     3.31      3.05(b)
Ratio of Operating Expenses to
 Average Net Assets (%).......          0.70(c)       0.70     0.70      0.70(c)
Ratio of Net Investment Income
 to Average Net Assets (%)....          5.70(c)       5.62     6.13      6.62(c)
Portfolio Turnover Rate (%)...         1,409(c)        415      388       578(c)
Net Assets, End of Period
 (000)........................        $2,012        $7,542  $13,211   $15,642
The ratios of expenses to
 average net assets without
 giving effect to the
 voluntary expense agreement
 described in Note 4 to the
 Financial Statements would
 have been (%)................          2.54(c)       2.90     1.37      1.02(c)

(a) Commencement of operations.
(b) Not computed on an annualized basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

BACK BAY ADVISORS MONEY MARKET SERIES
PORTFOLIO MANAGER: JOHN MALONEY BACK BAY ADVISORS, L.P.

[PICTURE APPEARS HERE]

Q. HOW DID BACK BAY ADVISORS MONEY MARKET SERIES PERFORM OVER THE LAST SIX
MONTHS?

A. Back Bay Advisors Money Market Series performed as it is intended, provid-ing shareholders with a high degree of safety and liquidity. The Series main-tained a constant share price of $100.00* and generated competitive money mar-ket returns. For the six months ended June 30, 1997, the Money Market Series produced a return of 2.55%. The seven-day effective yield on June 30 was 5.43%.

Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE SERIES?

A. Short-term interest rates--the chief influence on money market perfor-mance--ended the period largely unchanged from one year ago, although they fluctuated significantly during the period. Throughout the past year, invest-ors were concerned that stronger-than-expected economic growth would stimulate inflation. As a preemptive strike against inflation, the Federal Reserve Board raised the benchmark federal funds rate--the rate at which banks lend to each other overnight--by one quarter percentage point to 5.5% in March 1997. De-spite these concerns, inflation has remained well-contained, and with the economy slowing from its frantic first quarter pace, investors have become less concerned about the prospect of rising prices.

Q. WHAT STRATEGIES DID YOU USE IN MANAGING THE SERIES?

A. We managed the Series' average maturity and targeted attractive relative value among money market instruments. We sought to shorten the average matu-rity when interest rates were rising and lengthen when we thought rates would decline. A shorter average maturity enables the portfolio to benefit faster from the higher rate environment. A longer average maturity helps preserve the Series' yield for an extended period of time. As of June 30, 1997, the Series' average maturity stood at 43 days; we were investing primarily in instruments with two- to four-month maturities.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A. We expect investors' expectations of economic activity and its effect on inflation will continue to guide the direction of short-term rates. While eco-nomic growth appears to have slowed considerably in the second quarter, we are anticipating a rebound later this year. We think the magnitude of that rebound will be key to any changes in short-term rates.


[CHECK MARK APPEARS HERE]  FUND FACTS

GOAL: The highest possible level of current income consistent with the preservation of capital.

START DATE: August 1, 1983

SIZE: $120 million as of June 30, 1997

MANAGER: John Maloney has served as portfolio manager since 1996. Mr. Maloney also manages the New England Tax Exempt Money Market Fund.

* Past performance does not guarantee future results. Money market funds are neither insured nor guaranteed by the U.S. government. These Series seek but cannot assure a stable share price of $100.00.

This information represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

Performance numbers are net of all Series expenses but do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns shown would be lower.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

---------------------------------------
INVESTMENTS--100.0% OF TOTAL NET ASSETS
---------------------------------------


    FACE                                         INTEREST MATURITY
   VALUE    DESCRIPTION                            RATE     DATE    VALUE (A)
            BANK NOTE--2.5%
 $3,000,000 Morgan Guarantee Trust New York...    6.150%  02/19/98 $  2,998,982
                                                                   ------------
            Total Bank Note (Cost $2,998,982).                        2,998,982
                                                                   ------------
            CERTIFICATES OF DEPOSIT--11.3%
  1,000,000 Mitsubishi Bank, Ltd. ............    5.810%  07/07/97    1,000,000
  2,000,000 Sanwa Bank, Ltd. .................    5.680%  07/10/97    2,000,005
  2,000,000 Dai Ichi Kangyo Bank..............    5.850%  07/18/97    2,000,122
  2,000,000 Morgan Guaranty Trust Co. ........    5.900%  09/30/97    2,000,921
  3,000,000 Societe Generale..................    5.740%  10/07/97    2,997,374
  1,500,000 Deutsche Bank AG..................    5.690%  10/28/97    1,498,007
  2,000,000 Deutsche Bank Finance, Inc. ......    5.690%  10/28/97    2,001,010
                                                                   ------------
            Total Certificates of Deposit
             (Cost $13,497,439)...............                       13,497,439
                                                                   ------------
            CERTIFICATES OF DEPOSIT--EURO
             DOLLAR--7.5%
  3,000,000 Sanwa Bank........................    5.730%  07/31/97    3,000,024
  4,000,000 Mitsubishi........................    5.700%  08/20/97    4,000,055
  2,000,000 Canadian Imperial Bank............    5.710%  09/24/97    1,999,284
                                                                   ------------
            Total Certificate of Deposit--Euro
             Dollar (Cost $8,999,363).........                        8,999,363
                                                                   ------------
            COMMERCIAL PAPER--78.7%
            AUTOMOTIVE--12.1%
  1,600,000 General Motors Acceptance Corp. ..    5.600%  07/02/97    1,599,751
  2,500,000 Ford Motor Credit Corp. ..........    5.520%  07/08/97    2,497,317
  2,000,000 American Honda Finance............    5.420%  07/21/97    1,993,978
  1,000,000 American Honda Finance............    5.420%  07/22/97      996,838
  2,365,000 General Motors Acceptance Corp. ..    5.660%  07/23/97    2,356,820
  2,000,000 American Honda Finance............    5.620%  07/24/97    1,992,819
  1,050,000 General Motors Acceptance Corp. ..    5.690%  08/22/97    1,041,370
  2,000,000 Ford Motor Credit Corp. ..........    5.570%  10/09/97    1,969,055
                                                                   ------------
                                                                     14,447,948
                                                                   ------------
            BANKING--13.7%
  2,915,000 Bank of Montreal..................    5.370%  07/03/97    2,914,130
  1,950,000 Societe General Canada............    5.640%  07/07/97    1,948,167
  4,150,000 Bankers Trust Corp. ..............    5.410%  07/17/97    4,140,022
  2,000,000 Svenska Handelsbanken, Inc. ......    5.680%  07/25/97    1,992,427
  1,125,000 Commerzbank U.S. Finance..........    5.300%  08/01/97    1,119,866
    595,000 Svenska Handelsbanken, Inc. ......    5.650%  08/01/97      592,105
    500,000 Banque National de Paris..........    5.400%  08/20/97      496,250
  2,315,000 Banque National de Paris..........    5.650%  12/10/97    2,256,141
  1,000,000 Banque National de Paris..........    5.650%  12/10/97      974,575
                                                                   ------------
                                                                     16,433,683
                                                                   ------------
            DRUGS--2.4%
  1,000,000 American Home Products Corp. .....    5.650%  08/08/97      994,036
  1,855,000 American Home Products Corp. .....    5.560%  08/21/97    1,840,389
                                                                   ------------
                                                                      2,834,425
                                                                   ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

------------------------
INVESTMENTS--(CONTINUED)
------------------------


    FACE                                          INTEREST MATURITY
   VALUE    DESCRIPTION                             RATE     DATE    VALUE (A)
            FINANCE--17.9%
 $1,500,000 General Electric Capital Corp. ....    5.360%  07/07/97 $  1,498,660
    425,000 CIT Group Holdings, Inc. ..........    5.520%  07/14/97      424,153
  2,285,000 American Express Credit Corp. .....    5.530%  07/24/97    2,276,927
  1,000,000 Heller Financial, Inc. ............    5.680%  07/24/97      996,371
  1,300,000 Heller Financial, Inc. ............    5.600%  07/28/97    1,294,540
    500,000 Heller Financial, Inc. ............    5.620%  07/31/97      497,658
  1,120,000 General Electric Capital Corp. ....    5.550%  08/12/97    1,112,748
  1,465,000 Avco Financial Services, Inc. .....    5.620%  08/13/97    1,455,166
  1,260,000 American General Corp. ............    5.550%  08/18/97    1,250,676
  2,145,000 CIT Group Holdings, Inc. ..........    5.550%  08/19/97    2,128,796
  3,000,000 Household Finance Corp. ...........    5.570%  08/26/97    2,974,007
  2,200,000 Heller Financial, Inc. ............    5.610%  08/28/97    2,180,116
  1,900,000 Avco Financial Services, Inc. .....    5.600%  09/03/97    1,881,084
  1,500,000 Avco Financial Services, Inc. .....    5.570%  09/15/97    1,482,362
                                                                    ------------
                                                                      21,453,264
                                                                    ------------
            FOOD & TOBACCO--3.9%
  2,125,000 BAT Capital Corp. .................    5.580%  07/22/97    2,118,083
  1,035,000 BAT Capital Corp. .................    5.580%  07/23/97    1,031,471
  1,500,000 BAT Capital Corp. .................    5.570%  08/01/97    1,492,805
                                                                    ------------
                                                                       4,642,359
                                                                    ------------
            INSURANCE--3.5%
  1,885,000 Prudential Funding Corp. ..........    5.530%  07/09/97    1,882,683
  2,365,000 Prudential Funding Corp. ..........    5.520%  07/11/97    2,361,374
                                                                    ------------
                                                                       4,244,057
                                                                    ------------
            MISCELLANEOUS--5.5%
  1,500,000 PHH Corp. .........................    5.550%  07/14/97    1,496,994
  3,000,000 PHH Corp. .........................    5.600%  07/15/97    2,993,467
  2,090,000 Clipper Receivables Corp. .........    5.580%  08/07/97    2,078,014
                                                                    ------------
                                                                       6,568,475
                                                                    ------------
            RETAIL--4.3%
  1,500,000 Sears Roebuck Acceptance Corp. ....    5.560%  07/16/97    1,496,525
  2,610,000 Sears Roebuck Acceptance Corp. ....    5.630%  07/18/97    2,603,061
  1,000,000 Sears Roebuck Acceptance Corp. ....    5.650%  10/08/97      984,462
                                                                    ------------
                                                                       5,084,048
                                                                    ------------
            SECURITIES--11.5%
  1,000,000 Lehman Brothers, Inc. .............    6.400%  07/01/97    1,000,000
  2,000,000 Merrill Lynch & Co., Inc. .........    5.650%  07/15/97    1,995,605
  1,890,000 Lehman Brothers, Inc. .............    5.650%  09/08/97    1,869,533
  2,000,000 Goldman Sachs Group................    5.650%  07/09/97    1,997,489
  2,000,000 Merrill Lynch & Co., Inc. .........    5.570%  09/11/97    1,977,720
  1,000,000 Lehman Brothers, Inc. .............    5.660%  09/08/97      989,152
  1,000,000 Merrill Lynch & Co., Inc. .........    5.700%  10/08/97      984,325
  3,000,000 Goldman Sachs Group................    5.820%  11/17/97    2,932,585
                                                                    ------------
                                                                      13,746,409
                                                                    ------------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)

------------------------
INVESTMENTS--(CONTINUED)
------------------------


    FACE                                         INTEREST MATURITY
   VALUE    DESCRIPTION                            RATE     DATE    VALUE (A)
            TELECOMMUNICATION--3.9%
 $1,730,000 Bell Atlantic Financial Services..    5.560%  07/01/97 $  1,730,000
  1,000,000 Bell Atlantic Financial Services..    5.650%  07/02/97      999,843
    500,000 Bell Atlantic Financial Services..    5.550%  07/11/97      499,229
  1,500,000 Bell Atlantic Financial Services..    5.550%  07/14/97    1,496,994
                                                                   ------------
                                                                      4,726,066
                                                                   ------------
            Total Commercial Paper (Cost
             $94,180,734).....................                       94,180,734
                                                                   ------------
            Total Investments--100.0% (Cost
             $119,676,518)(b).................                      119,676,518
            Other assets less liabilities.....                           46,414
                                                                   ------------
            TOTAL NET ASSETS--100%............                     $119,722,932
                                                                   ============

(a) See Note 1A.
(b) The aggregate cost for federal income tax purposes was $119,676,518.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------
JUNE 30, 1997 (UNAUDITED)


ASSETS
 Investments at value.................................             $119,676,518
 Cash.................................................                    2,328
 Receivable for:
 Fund shares sold.....................................                1,329,044
 Dividends and interest...............................                  471,826
                                                                   ------------
                                                                    121,479,716
LIABILITIES
 Payable for:
 Fund shares redeemed.................................  $1,184,103
 Withholding taxes....................................      23,792
 Dividends declared...................................     474,609
 Accrued expenses:
 Management fees......................................      33,869
 Deferred trustees' fees..............................      30,762
 Other expenses.......................................       9,649
                                                        ----------
                                                                      1,756,784
                                                                   ------------
                                                                   $119,722,932
                                                                   ============
NET ASSETS
 Net Assets consist of:
 Capital paid in......................................             $119,722,932
                                                                   ------------
NET ASSETS............................................             $119,722,932
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($119,722,932 divided by 1,197,230 shares of
 beneficial interest).................................             $     100.00
                                                                   ============
Cost of investments...................................             $119,676,518
                                                                   ============

-----------------------
STATEMENT OF OPERATIONS
-----------------------
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest.............................................               $3,267,968
EXPENSES
 Management fees......................................    $204,467
 Trustees' fees and expenses..........................      14,051
 Custodian............................................      20,102
 Audit and tax services...............................       3,451
 Legal................................................       9,340
 Printing.............................................       9,655
 Miscellaneous........................................       1,821
                                                          --------
  Total expenses......................................                  262,887
                                                                     ----------
 NET INVESTMENT INCOME................................                3,005,081
                                                                     ----------
 NET INCREASE IN NET ASSETS FROM OPERATIONS...........               $3,005,081
                                                                     ==========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
----------------------------------------------

                                                                   SIX MONTHS
                                                    YEAR ENDED        ENDED
                                                   DECEMBER 31,     JUNE 30,
                                                       1996           1997
                                                   -------------  -------------
FROM OPERATIONS
 Net investment income...........................  $   5,024,507  $   3,005,081
                                                   -------------  -------------
 INCREASE IN NET ASSETS FROM OPERATIONS..........      5,024,507      3,005,081
                                                   -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...........................     (5,024,507)    (3,005,081)
                                                   -------------  -------------
                                                      (5,024,507)    (3,005,081)
                                                   -------------  -------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares....................    234,677,851    156,004,363
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income........      4,966,805      2,986,843
                                                   -------------  -------------
                                                     239,644,656    158,991,206
 Cost of shares redeemed.........................   (212,794,096)  (156,266,993)
                                                   -------------  -------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS.............................     26,850,560      2,724,213
                                                   -------------  -------------
 TOTAL INCREASE IN NET ASSETS....................     26,850,560      2,724,213
NET ASSETS
 Beginning of the period.........................     90,148,159    116,998,719
                                                   -------------  -------------
 End of the period...............................  $ 116,998,719  $ 119,722,932
                                                   =============  =============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares..................      2,346,128      1,560,050
 Issued in connection with the reinvestment of:
 Distributions from net investment income........         50,319         29,868
                                                   -------------  -------------
                                                       2,396,447      1,589,918
 Redeemed........................................     (2,127,942)    (1,562,675)
                                                   -------------  -------------
 Net change......................................        268,505         27,243
                                                   =============  =============

--------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------

                                  YEAR ENDED DECEMBER 31,                 SIX MONTHS
                          --------------------------------------------  ENDED JUNE 30,
                           1992     1993     1994     1995      1996         1997
                          -------  -------  -------  -------  --------  --------------
Net asset value,
 beginning of period....  $100.00  $100.00  $100.00  $100.00  $ 100.00     $ 100.00
                          -------  -------  -------  -------  --------     --------
Income From Investment
 Operations
 Net investment income..     3.73     2.93     3.89     5.50      4.99         2.38
                          -------  -------  -------  -------  --------     --------
 Total from Investment
  Operations............     3.73     2.93     3.89     5.50      4.99         2.38
Distributions from net
 investment income......    (3.73)   (2.93)   (3.89)   (5.50)    (4.99)       (2.38)
                          -------  -------  -------  -------  --------     --------
 Total Distribution.....    (3.73)   (2.93)   (3.89)   (5.50)    (4.99)       (2.38)
                          -------  -------  -------  -------  --------     --------
Net asset value, end of
 period.................  $100.00  $100.00  $100.00  $100.00  $ 100.00     $ 100.00
                          =======  =======  =======  =======  ========     ========
TOTAL RETURN (%)........     3.79     2.97     4.01     5.64      5.11         2.55(a)
Ratio of operating
 expenses to average net
 assets (%).............     0.38     0.38     0.40     0.50      0.50         0.45(b)
Ratio of net investment
 income to average net
 assets (%).............     3.71     2.93     3.89     5.50      4.99         2.38(b)
Net Assets, End of
 Period (000)...........  $61,607  $59,044  $73,960  $90,148  $116,999     $119,723
The ratios of expenses
 to average net assets
 without giving effect
 to the voluntary
 expense agreement
 described in Note 4 to
 the Financial
 Statements would have
 been (%)...............       --       --       --     0.51      0.50           --

(a) Not computed on an annualized basis.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND

--------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------

1. New England Zenith Fund (the "Fund") is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 16, 1986. The Fund succeeded to the operations of The New England Zenith Fund, Inc. on February 27, 1987. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Shares in the Fund are not offered directly to the general public and, currently, are available only to certain separate accounts of Metropolitan Life Insurance Company ("MetLife") and New England Life Insurance Company ("NELICO"), a subsidiary of MetLife, as an investment vehicle for variable life insurance or variable annuity products, although not all Series are available to all such separate accounts.

The Fund's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Each Series is separately managed and has its own investment objective and policies. Each Series (or their predecessors) commenced operations on the date set forth below:

Bond Income Series............................................. August 26, 1983
Capital Growth Series.......................................... August 26, 1983
Money Market Series............................................ August 26, 1983
Stock Index Series............................................. March 30, 1987
Managed Series................................................. May 1, 1987
Avanti Growth Series........................................... April 30, 1993
Growth and Income Series....................................... April 30, 1993
Small Cap Series............................................... May 1, 1994
Balanced Series................................................ October 31, 1994
International Magnum Equity Series............................. October 31, 1994
U.S. Government Series......................................... October 31, 1994
Strategic Bond Opportunities Series............................ October 31, 1994
Venture Value Series........................................... October 31, 1994
Equity Growth Series........................................... October 31, 1994

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Financial Statements of the Series. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION

   MONEY MARKET SERIES--The Money Market Series employs the amortized cost method of security valuation which, in the opinion of the Board of Trustees, approximates the fair market value of the particular security. The Board monitors the deviations between the Series' net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated to provide fair valuation of the Series.

   BOND INCOME, MANAGED, BALANCED, U.S. GOVERNMENT AND STRATEGIC BOND OPPORTUNITIES SERIES--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term notes are stated at amortized cost, which approximates market value.

   CAPITAL GROWTH, MANAGED, STOCK INDEX, AVANTI GROWTH, GROWTH AND INCOME, SMALL CAP, BALANCED, INTERNATIONAL MAGNUM EQUITY, VENTURE VALUE AND EQUITY GROWTH SERIES--Equity securities are valued on the basis of market valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, the last bid price. Securities for which current market quotations are not readily available are reported at fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees, although

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

   the actual calculations may be made by persons acting pursuant to the direction of the Board. Short-term notes are stated at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

   Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

   FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statements of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedules of Investments under the caption "Forward Contracts Outstanding." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

   All contracts are "marked-to-market" daily at the applicable translation rates, and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. In determining gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FUTURES CONTRACTS--The Growth and Income, Stock Index, Managed, Balanced, International Magnum Equity, U.S. Government, Strategic Bond Opportunities and Venture Value Series each may enter into futures contracts on the S&P 500 Index or other indices of stocks or on interest-bearing securities or indices thereof, to hedge against changes in the values of securities the Series owns or expects to purchase. Upon entering into a futures contract, the Series is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Series each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial reporting purposes as unrealized gains or losses by the Series. When entering into a closing transaction, the Series will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued by or under the direction of the Board of Trustees. Certain risks are associated with investments in futures contracts, including risk of imperfect

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

   correlation between the value of a position in futures contracts and the value of the stocks or bonds that the Series is attempting to hedge. In addition, there is a risk that the Series may not be able to close out its futures positions due to an illiquid secondary market.

E. REPURCHASE AGREEMENTS--The Series, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Series' policy that the market value of the collateral be at least equal to 100% of the repurchase price. Each Series' adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Series may be delayed or limited.

F. SHORT SALES AGAINST THE BOX--The Equity Growth Series may hedge against changes in the value of investments by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the Series would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the Series will not dispose of the security hedged by the short sale. The Series is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Series instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short. The Series had no such transactions during the six months ended June 30, 1997.

G. FEDERAL TAXES--Each Series, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Money Market Series dividends are declared daily to shareholders of record at the time and are paid monthly. Dividends and distributions are recorded by all other Series on the ex-dividend date. Net realized gains from security transactions are distributed at least annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

I. OTHER--The Money Market Series invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories by a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The weighted average maturity of the Series is less than ninety days. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or of foreign branches or subsidiaries of U.S. banks or domestic economic developments in a specific industry, state or region.

2. At June 30, 1997 MetLife held 21,464,006 shares in separate investment accounts for annuity contracts issued by MetLife. NELICO, held the remaining 22,487,480 shares then outstanding in separate investment accounts for life insurance and annuity contracts issued by NELICO.

As long as MetLife owns (directly or through NELICO) more than 25% of the Fund's outstanding shares, it will be presumed to be in control (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

3. For the six months ended June 30, 1997, purchases and sales of securities (excluding short-term investments) for each of the Series were as follows:

                                    PURCHASES                        SALES
                          ------------------------------ ------------------------------
    SERIES                    OTHER      U.S. GOVERNMENT     OTHER      U.S. GOVERNMENT
    ------                -------------- --------------- -------------- ---------------
Back Bay Advisors Bond
 Income.................  $   32,614,159   $ 8,508,242   $   30,998,206   $ 3,842,239
Capital Growth..........   1,440,358,981            --    1,405,305,600            --
Westpeak Stock Index....      10,553,307            --        1,819,233            --
Back Bay Advisors
 Managed................      54,965,963            --       61,503,589        89,439
Loomis Sayles Avanti
 Growth.................      25,228,594            --       15,929,125            --
Westpeak Growth &
 Income.................      51,369,069            --       37,325,189            --
Loomis Sayles Small Cap.      64,686,580            --       39,128,161            --
Loomis Sayles Balanced..      24,408,519    12,245,926        8,193,053     7,145,416
Morgan Stanley
 International Magnum
 Equity.................      44,648,721            --       37,986,035            --
Salomon Brothers U.S.
 Government.............              --    39,000,974               --    38,688,875
Salomon Brothers
 Strategic Bond
 Opportunities..........      33,822,626    24,318,057       18,255,910    29,214,003
Davis Venture Value.....      62,478,110            --       16,103,183            --
Alger Equity Growth.....      97,292,045            --       73,776,891            --

Purchases and sales of corporate short-term obligations for the Back Bay Advisors Money Market Series aggregated $421,940,372 and $420,167,306, respectively.

4. MANAGEMENT FEES.

TNE Advisers, Inc. ("TNE Advisers") acts as adviser to all of the Series except the Capital Growth Series, for which Capital Growth Management Limited Partnership ("CGM") serves as adviser. Separate advisory agreements for each Series provide for fees as set forth below:

                            GROSS FEES EARNED
                           BY TNE ADVISERS FOR
                          THE SIX MONTHS ENDED            MANAGEMENT FEE RATE
                              JUNE 30, 1997              PAYABLE BY SERIES TO
                          BEFORE REDUCTION DUE               TNE ADVISERS
     SERIES               TO EXPENSE LIMITS (A)   (BASED ON % OF AVERAGE NET ASSETS)
     ------               --------------------- ---------------------------------------
Loomis Sayles Small Cap
 Series.................        $540,630        1.00% all assets
Morgan Stanley
 International Magnum
 Equity Series(b) ......         184,136        0.90% all assets
Alger Equity Growth
 Series.................         517,190        0.75% all assets
Loomis Sayles Avanti
 Growth Series..........         319,398        0.70% the first $200 million
                                                0.65% the next $300 million
                                                0.60% amounts in excess of $500 million
Davis Venture Value
 Series.................         554,852        0.75% all assets
Westpeak Growth and
 Income Series..........         332,622        0.70% the first $200 million
                                                0.65% the next $300 million
                                                0.60% amounts in excess of $500 million
Westpeak Stock Index
 Series.................         113,925        0.25% all assets
Loomis Sayles Balanced
 Series.................         246,414        0.70% of all assets
Back Bay Managed Series.         414,226        0.50% of all assets
Salomon Brothers
 Strategic Bond
 Opportunities Series...         145,939        0.65% of all assets
Back Bay Advisors Bond
 Income Series..........         358,529        0.40% the first $400 million
                                                0.35% the next $300 million
                                                0.30% the next $300 million
                                                0.25% amounts in excess of $1 billion
Salomon Brothers U.S.
 Government Series......          41,558        0.55% all assets
Back Bay Advisors Money
 Market Series..........         204,467        0.35% the first $500 million
                                                0.30% the next $500 million
                                                0.25% amounts in excess of $1 billion

(a) There are two forms of expense limit, a Voluntary Expense Limitation and an Expense Deferral Arrangement. Only one pertains to each of these Series, as described below.
(b) Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

The Capital Growth Series pays its adviser, CGM, a management fee at an annual rate of 0.70% of the first $200 million of average net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. For advisory services rendered during the six months ended June 30, 1997, CGM was paid at an annual rate of 0.64% of the Capital Growth Series' average net assets, totaling $3,872,900.

SUB-ADVISORY FEES. TNE Advisers has sub-contracted day-to-day portfolio management responsibilities for the Series to each of the following sub-advisers: Loomis, Sayles & Company, L.P. ("Loomis Sayles") for the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Loomis Sayles Balanced Series, Draycott Partners, Ltd. for the Draycott International Equity Series (for the period January 1, 1997 through April 30, 1997) and Morgan Stanley Asset Management Inc. for the Morgan Stanley International Magnum Equity Series; Fred Alger Management, Inc. for the Alger Equity Growth Series; Davis Selected Advisers, L.P. for the Davis Venture Value Series; Westpeak Investment Advisors, L.P. ("Westpeak") for the Westpeak Growth and Income and Westpeak Stock Index Series; Back Bay Advisors, L.P. ("Back Bay Advisors") for the Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series and Salomon Brothers Asset Management Inc for the Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series. TNE Advisers pays each sub-adviser at the following rates for providing sub-advisory services to the Series:

                                  FEES
                               PAYABLE TO        ANNUAL
                           SUB-ADVISER BY TNE  PERCENTAGE
                                ADVISERS       RATES PAID               BASED ON
                          FOR SIX MONTHS ENDED  TO SUB-      SERIES AVERAGE DAILY NET ASSET
     SERIES                  JUNE 30, 1997      ADVISER               VALUE LEVELS
     ------               -------------------- ---------- ------------------------------------
Loomis Sayles Small Cap
 Series.................        $273,978         0.55%    of the first $25 million
                                                 0.50%    of the next $75 million
                                                 0.45%    of the next $100 million
                                                 0.40%    of amounts in excess of $200 million
Morgan Stanley
 International Magnum
 Equity Series*.........          53,355         0.75%    of the first $30 million
(Period May 1, 1997
 through June 30, 1997)                          0.60%    of the next $40 million
                                                 0.45%    of the next $30 million
                                                 0.40%    of amounts in excess of $100 million
Draycott International
 Equity Series *........          81,855         0.75%    of the first $10 million
(Period January 1, 1997
 through April 30, 1997)                         0.60%    of the next $40 million
                                                 0.45%    of amounts in excess of $50 million
Alger Equity Growth
 Series.................         268,630         0.45%    of the first $100 million
                                                 0.40%    of the next $400 million
                                                 0.35%    of amounts in excess of $500 million
Loomis Sayles Avanti
 Growth Series..........         194,807         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.35%    of the next $100 million
                                                 0.30%    of amounts in excess of $200 million
Davis Venture Value
 Series.................         308,655         0.45%    of the first $100 million
                                                 0.40%    of the next $400 million
                                                 0.35%    of amounts in excess of $500 million
Westpeak Growth and
 Income Series..........         201,985         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.35%    of the next $100 million
                                                 0.30%    of amounts in excess of $200 million
Westpeak Stock Index
 Series.................          45,570         0.10%    of all assets
Loomis Sayles Balanced
 Series.................         153,206         0.50%    of the first $25 million
                                                 0.40%    of the next $75 million
                                                 0.30%    of amounts in excess of $100 million
Back Bay Advisors
 Managed Series.........         178,087         0.25%    of the first $50 million
                                                 0.20%    of amounts in excess of $50 million

-------
* Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-advisory agreement between TNE Advisers and Morgan Stanley Asset Management Inc. went into effect, replacing the prior Sub-advisory agreement between TNE Advisers and Draycott Partners, Ltd. The Sub-advisory fees listed above reflect all agreements which were in place during the six months ended June 30, 1997.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

                                 FEES
                              PAYABLE TO        ANNUAL
                          SUB-ADVISER BY TNE  PERCENTAGE
                               ADVISERS       RATES PAID               BASED ON
                         FOR SIX MONTHS ENDED  TO SUB-      SERIES AVERAGE DAILY NET ASSET
         SERIES             JUNE 30, 1997      ADVISER               VALUE LEVELS
         ------          -------------------- ---------- ------------------------------------
Salomon Brothers
 Strategic Bond
 Opportunities Series...       $ 78,468         0.35%    of the first $50 million
                                                0.30%    of the next $150 million
                                                0.25%    of the next $300 million
                                                0.20%    of amounts in excess of $500 million
Back Bay Advisors Bond
 Income Series..........        191,662         0.25%    of the first $50 million
                                                0.20%    of the next $200 million
                                                0.15%    of amounts in excess of $250 million
Salomon Brothers U.S.
 Government Series......         17,001         0.225%   of the first $200 million
                                                0.150%   of the next $300 million
                                                0.100%   of amounts in excess of $500 million
Back Bay Advisors Money
 Market Series..........         83,214         0.15%    of the first $100 million
                                                0.10%    of amounts in excess of $100 million

TNE Advisers, which acts as adviser to each Series except the Capital Growth Series, is a direct wholly-owned subsidiary of New England Life Holdings, Inc. which in turn is a wholly-owned subsidiary of NELICO. Loomis Sayles, Westpeak and Back Bay Advisors are each independently operated subsidiaries, and CGM is an independently operated affiliate, of New England Investment Companies, L.P. ("NEIC"). The general partners of each of Loomis Sayles, Westpeak and Back Bay Advisors are special purpose corporations which are indirect wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of MetLife, which also owns a majority of the limited partnership interest in NEIC. NEIC is the owner of a majority limited partnership interest in the Capital Growth Series' investment adviser, CGM. Consequently, the subadvisers (Loomis Sayles, Westpeak and Back Bay Advisors) of eight Series of the Fund are currently wholly-owned subsidiaries of NEIC and an additional Series is advised by a majority-owned subsidiary (CGM) of NEIC. The sub-advisers of the remaining five Series are not affiliated with MetLife or NEIC.

VOLUNTARY EXPENSE LIMITATION AND EXPENSE DEFERRAL AGREEMENT.

Each Series (except the Capital Growth Series) is subject to one of two forms of expense limit. The first form of expense limit is a Voluntary Expense Limitation, which relates to the Loomis Sayles Avanti Growth Series, Loomis Sayles Small Cap Series, Westpeak Growth and Income Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series. Pursuant to this arrangement TNE Advisers bears expenses (other than advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) of each Series (except the Loomis Sayles Small Cap Series) in excess of 0.15% of average daily net assets. In the case of the Loomis Sayles Small Cap Series, TNE Advisers bears all the expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) in excess of 1.00% of the Series' average daily net assets. Similar Voluntary Expense Limitations with New England Mutual Life Insurance Company ("The New England") were in effect with respect to the Capital Growth Series from November 1, 1994 to April 30, 1996 and with respect to the Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Back Bay Advisors Managed and Westpeak Stock Index Series from November 1, 1994 to April 30, 1995 and with respect to the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Westpeak Growth & Income Series from December 1, 1994 to April 30, 1995.

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

The Voluntary Expense Limitations currently limit total expenses for each of the affected series to the following levels:

                                                           TOTAL EXPENSE RATIO
                                                         UNDER CURRENT VOLUNTARY
            SERIES                                         EXPENSE LIMITATION
            ------                                       -----------------------
       Back Bay Advisors Money Market Series............          0.50%
       Back Bay Advisors Bond Income Series.............          0.55%
       Back Bay Advisors Managed Series.................          0.65%
       Westpeak Growth and Income Series................          0.85%
       Westpeak Stock Index Series......................          0.40%
       Loomis Sayles Small Cap Series...................          1.00%
       Loomis Sayles Avanti Growth Series...............          0.85%

TNE Advisers may terminate these expense arrangements at any time. If these expense arrangements were terminated, some of the expense ratios would be higher.

Prior to November 1, 1994, The New England had agreed to pay the charges and expenses of preparing, printing and distributing prospectuses and reports to shareholders, custodian and transfer agent charges and expenses of shareholders' and trustees' meetings.

The second form of expense limit is an Expense Deferral Agreement which has been in effect since November 1, 1994 and relates to the Morgan Stanley International Magnum Equity Series, Alger Equity Growth Series, Davis Venture Value Series, Loomis Sayles Balanced Series, Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series. Under this Agreement, which TNE Advisers can terminate at any time, TNE Advisers has agreed to pay expenses of the Series' operations (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of the annual percentages of the Series net assets set forth below, subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below that percentage; provided, however, that no Series is obligated to repay any expenses paid by TNE Advisers more than two years after the end of the fiscal year in which such expenses were incurred. The percentage applicable to each Series is as follows:

                                                                         % OF
                                                                       AVERAGE
               SERIES                                                 NET ASSETS
               ------                                                 ----------
       Morgan Stanley International Magnum Equity Series.............   1.30%
       Alger Equity Growth Series....................................   0.90%
       Davis Venture Value Series....................................   0.90%
       Loomis Sayles Balanced Series.................................   0.85%
       Salomon Brothers Strategic Bond Opportunities Series..........   0.85%
       Salomon Brothers U.S. Government Series.......................   0.70%

NEW ENGLAND ZENITH FUND

---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1997--(CONTINUED) (UNAUDITED)
---------------------------------------------------------------------

For the period January 1, 1997 to June 30, 1997, the effective expense ratios for each Series after giving effect to the foregoing arrangements, the amounts of expenses assumed by TNE Advisers for those Series to which the Voluntary Expense Limitation applies, and the amounts of expenses deferred for those Series to which the Expense Deferral Agreement applies, are as follows:

                          TOTAL EXPENSE RATIO
                             UNDER CURRENT       EXPENSES ASSUMED
                           VOLUNTARY EXPENSE   BY TNE ADVISERS AS A   EXPENSES DEFERRED IN EXPENSES DEFERRED IN
                             LIMITATION OR     RESULT OF THE SERIES     1995 (SUBJECT TO     1996 (SUBJECT TO
                           EXPENSE DEFERRAL        EXCEEDING THE        REPAYMENT UNTIL      REPAYMENT UNTIL
         SERIES                AGREEMENT      VOLUNTARY EXPENSE LIMIT  DECEMBER 31, 1997)   DECEMBER 31, 1998)
         ------           ------------------- ----------------------- -------------------- --------------------
Back Bay Advisors Money
 Market Series..........         0.45%                  --               not applicable       not applicable
Back Bay Advisors Bond
 Income Series..........         0.53%                  --               not applicable       not applicable
Back Bay Advisors
 Managed Series.........         0.63%                  --               not applicable       not applicable
Westpeak Growth & Income
 Series.................         0.85%                  --               not applicable       not applicable
Westpeak Stock Index
 Series.................         0.40%                $27,670            not applicable       not applicable
Loomis Sayles Small Cap
 Series.................         1.00%                 82,574            not applicable       not applicable
Loomis Sayles Avanti
 Growth Series..........         0.85%                 13,619            not applicable       not applicable
Morgan Stanley
 International Magnum
 Equity Series..........         1.30%            not applicable            $176,796             $102,652
Alger Equity Growth
 Series.................         0.89%*           not applicable              77,254                --
Davis Venture Value
 Series.................         0.90%            not applicable              88,357               41,906
Loomis Sayles Balanced
 Series.................         0.85%            not applicable              96,085               52,078
Salomon Brothers
 Strategic Bond
 Opportunities Series...         0.85%            not applicable              88,120               68,374
Salomon Brothers U.S.
 Government Series......         0.70%            not applicable              84,623               72,404

-------
* Effective May 1, 1996, Fred Alger Management, Inc. has agreed with TNE Advisers that the sub-advisory fee payable by TNE Advisers to Fred Alger Management, Inc. will be reduced by 0.05% of the first $240 million of the excess of the Series' average daily net assets over $10 million, and by 0.10% of the excess of the Series' average daily net assets over $250 million. This fee reduction benefits TNE Advisers and does not reduce the management fee payable by the Series. The fee reduction agreement will expire on (a) January 1, 1998 or (b) at such time as TNE Advisers has recovered certain expenses (generally those expenses borne by TNE Advisers under the Expense Deferral Arrangement prior to January 1, 1996 which were not recovered from the Series), whichever occurs first.

For the period January 1, 1997 to June 30, 1997 the amounts of expense deferral recovered from each Series by TNE Advisers is:

                                            DECEMBER 31, 1997 DECEMBER 31, 1998
                                                RECOVERED         RECOVERED
             SERIES                         EXPENSES DEFERRED EXPENSES DEFERRED
             ------                         ----------------- -----------------
      Alger Equity Growth Series...........         None            None
      Davis Venture Value Series...........      $22,614            None
      Loomis Sayles Balanced Series........         None            None
      Salomon Brothers Strategic Bond
       Opportunities Series................         None            None
      Salomon Brothers U.S. Government
       Series..............................         None            None

5. The Fund does not pay any compensation to its officers or to any trustees who are directors, officers or employees of MetLife, NELICO, New England Funds, L.P. or their affiliates, other than registered investment companies. Each disinterested trustee is compensated by each Series as follows:

                          BOND  CAPITAL MONEY  STOCK          AVANTI GROWTH AND SMALL
                         INCOME GROWTH  MARKET INDEX  MANAGED GROWTH   INCOME    CAP
                         ------ ------- ------ ------ ------- ------ ---------- ------
Annual Retainer......... $1,766 $3,183  $1,672 $1,119 $1,737  $1,122   $1,121   $1,131
Meeting Fee............. $  133 $  133  $  133 $  133 $  133  $  133   $  133   $  133
Committee Chairman
 Annual Retainer
 (Contract Review)...... $  228 $1,442  $  148 $  102 $  203  $  104   $  104   $  113
Committee Chairman
 Annual Retainer
 (Audit)................ $  152 $  962  $   98 $   68 $  135  $   70   $   69   $   75

                                                             STRATEGIC
                                  INTERNATIONAL    U.S.        BOND      VENTURE EQUITY
                         BALANCED MAGNUM EQUITY GOVERNMENT OPPORTUNITIES  VALUE  GROWTH
                         -------- ------------- ---------- ------------- ------- ------
Annual Retainer.........  $1,086      $558         $520        $553      $1,659  $1,677
Meeting Fee.............  $  133      $133         $133        $133      $  133  $  133
Committee Chairman
 Annual Retainer
 (Contract Review)......  $   74      $ 50         $ 17        $ 45      $  137  $  152
Committee Chairman
 Annual Retainer
 (Audit)................  $   49      $ 33         $ 11        $ 30      $   91  $  101

A deferred compensation plan is available to trustees on a voluntary basis. Each participating trustee will receive deferred compensation in an amount equal to the value that such compensation would have had if it had been invested in the relevant Series on the normal payment date.

6. SHAREHOLDER MEETING (UNAUDITED)

At a Special Meeting of shareholders of the Morgan Stanley International Magnum Equity Series held on April 24, 1997, such shareholders voted for the following proposals:

                                                  VOTED      VOTED     TOTAL
                                                   FOR      AGAINST    VOTES
                                                ---------- --------- ----------
1. To approve a new Sub-Advisory Agreement
   (the "New Sub-Advisory Agreement") relating
   to the Morgan Stanley International Magnum
   Equity Series (the "Series") by and between
   TNE Advisers, Inc. and Morgan Stanley Asset
   Management Inc. ("MSAM")...................  427,434.82 15,401.04 442,835.86
2. To approve a second new Sub-Advisory
   Agreement relating to the Series by and
   between TNE Advisers, Inc. and MSAM, such
   Sub-Advisory Agreement to replace the New
   Sub-Advisory Agreement at the time of the
   merger of MSAM's parent company, Morgan
   Stanley Group Inc. with Dean Witter,
   Discover & Co..............................  426,196.37 14,600.41 440,795.78

FOOTNOTES TO PORTFOLIO MANAGER COMMENTARY
---------------------------------

 (1) COL (Cost of Living) is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

 (2) EAFE-Morgan Stanley Capital International Europe, Australasia, Far East Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sale charges applicable to mutual fund investments.

 (3) Lehman Brothers Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The index has not been adjusted for ongoing management, distribution and operating expenses and applicable sales charges applicable to mutual fund investment.

 (4) Lehman Brothers Intermediate Government Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities of 1 to 10 years. The index has not been adjusted for ongoing management, distribution and operating expenses and applicable sales charges applicable to mutual fund investment.

 (5) Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. government and U.S. corporations having maturities between one and ten years. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

 (6) Lipper Variable A-Rated Corporate Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (7) Lipper Variable Balanced Fund Average is an average of the total return performance (calculated on the basis of net asset level) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (8) Lipper Variable Flexible Portfolio Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

 (9) Lipper Variable General Bond Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(10) Lipper Variable Growth Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(11) Lipper Variable Growth and Income Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(12) Lipper Variable International Funds Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(13) Lipper Variable Intermediate Investment Grade Debt Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(14) Lipper Variable Small Company Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(15) Lipper Variable S&P 500 Index Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(16) Lipper Variable U.S. Mortgage and GNMA Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(17) Russell 2000 Index consists of 2000 small market capitalization stocks having an average market cap of $160 million.

(18) Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

[LOGO OF NEW ENGLAND                                                 Bulk Rate
  APPEARS HERE]                                                         U.S.
                                                                      Postage
                                                                        PAID
                                                                     Hudson, MA
                                                                     Permit No.
                                                                         19

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116


EQUAL OPPORTUNITY EMPLOYER M/F
(C) 1997 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This booklet has been prepared for variable contract owners of New England Life Insurance Company and Zenith Accumulator contract owners of Metropolitan Life Insurance Company.


VA 1